   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1997.


                                                      REGISTRATION NOS. 33-11716
                                                                        811-5018
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                           [X]
      POST-EFFECTIVE AMENDMENT NO. 18                            [X]
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   [X]
      AMENDMENT NO. 18                                           [X]


                               COMMON SENSE TRUST

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)


              ONE PARKVIEW PLAZA, OAKBROOK TERRACE, ILLINOIS 60181

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                                 (630) 684-6000


              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)



                             RONALD A. NYBERG, ESQ.


            EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY

                       VAN KAMPEN AMERICAN CAPITAL, INC.
                               ONE PARKVIEW PLAZA
                        OAKBROOK TERRACE, ILLINOIS 60181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                    COPY TO:


                                GERALD L. BAXTER

                                 LEGAL COUNSEL
                             PFS DISTRIBUTORS, INC.
                      3120 BRECKINRIDGE BLVD., BLDG. 1200
                           DULUTH, GEORGIA 30199-0001

                                 (770) 564-6141


                             ---------------------
Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.
                             ---------------------
It is proposed that this filing will become effective:
     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on March 10, 1997, pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(i)

     [ ]  on (date) pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                       DECLARATION PURSUANT TO RULE 24F-2


REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 AND INTENDS TO FILE WITH THE SECURITIES AND EXCHANGE COMMISSION A RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDING OCTOBER 31, 1997 ON OR ABOUT JANUARY 29, 1998.

================================================================================

                               COMMON SENSE TRUST


                       COMMON SENSE EMERGING GROWTH FUND
                     COMMON SENSE INTERNATIONAL EQUITY FUND
                            COMMON SENSE GROWTH FUND
                      COMMON SENSE GROWTH AND INCOME FUND
                          COMMON SENSE GOVERNMENT FUND
                        COMMON SENSE MUNICIPAL BOND FUND
                         COMMON SENSE MONEY MARKET FUND

                             CROSS REFERENCE SHEET


                 FORM N-1A ITEM
                     PART A                                   PROSPECTUS CAPTION
                 --------------                               ------------------
 1.  Cover Page.................................  Cover Page
 2.  Synopsis...................................  Prospectus Summary; Expense Synopsis
 3.  Condensed Financial Information............  Financial Highlights
 4.  General Description of Registrant..........  The Trust and its Management; Goals and
                                                    Investment Policies; Investment Practices
                                                    and Risks
 5.  Management of the Fund.....................  The Trust and Its Management
 6.  Capital Stock and Other Securities.........  Alternative Sales Arrangements; The Trust
                                                  and Its Management; Redemption of Shares;
                                                    Dividends, Distributions and Taxes;
                                                    Additional Information
 7.  Purchase of Securities Being Offered.......  Alternative Sales Arrangements; Purchase of
                                                    Shares
 8.  Redemption or Repurchase...................  Redemption of Shares
 9.  Pending Legal Proceedings..................  Inapplicable



                     PART B                       STATEMENT OF ADDITIONAL INFORMATION CAPTION
                     ------                       -------------------------------------------
10.  Cover Page.................................  Cover Page
11.  Table of Contents..........................  Table of Contents
12.  General Information and History............  General Information
13.  Investment Objectives and Policies.........  Goals and Investment Policies; Investment
                                                    Restrictions
14.  Management of the Registrant...............  General Information; Investment Advisory
                                                    Agreements
15.  Control Persons and Principal Holders of
       Securities...............................  Trustees and Officers
16.  Investment Advisory and Other Services.....  Investment Advisory Agreements;
                                                  Distributor; Portfolio Transactions and
                                                    Brokerage; Other Information
17.  Brokerage Allocation and Other Services....  Portfolio Transactions and Brokerage
18.  Capital Stock and Other Securities.........  See Prospectus under captions Alternative
                                                  Sales Arrangements; The Trust and Its
                                                    Management; Redemption of Shares;
                                                    Dividends, Distributions and Taxes
19.  Purchase, Redemption and Pricing of
       Securities Being Offered.................  Determination of Net Asset Value; Purchase
                                                    and Redemption of Shares; Alternative
                                                    Sales Arrangements
20.  Tax Status.................................  Dividends, Distributions and Federal Taxes
21.  Underwriters...............................  Distributor
22.  Calculation of Performance Data............  Fund Performance
23.  Financial Statements.......................  Independent Auditors' Report; Financial
                                                    Statements; Notes to Financial Statements


PART C
-----


     Information required to be included in Part C is set forth under the appropriate item in Part C of this registration statement.

COMMON SENSE TRUST LOGO          MARCH 10, 1997


     Common Sense(R) Trust (the "Trust") is a diversified open-end management investment company which offers shares in seven separate Funds which are described in this Prospectus. The goals of such Funds are as follows:



          Common Sense(R) Emerging Growth Fund, formerly known as Common Sense II Emerging Growth Fund (the "Emerging Growth Fund"), seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen American Capital Asset Management, Inc. to be emerging growth companies.


          Common Sense(R) International Equity Fund, formerly known as Common Sense II International Equity Fund (the "International Equity Fund"), seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

          Common Sense(R) Growth Fund (the "Growth Fund") seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

          Common Sense(R) Growth and Income Fund (the "Growth and Income Fund") seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common or preferred stocks.

          Common Sense(R) Government Fund (the "Government Fund") seeks high current return consistent with preservation of capital by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          Common Sense(R) Municipal Bond Fund (the "Municipal Bond Fund") seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

          Common Sense(R) Money Market Fund (the "Money Market Fund") seeks protection of capital and a high level of current income through investments in money market securities.

          INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

          In seeking their respective goals, each Fund, except the Money Market Fund, may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. See "Goals and Investment Policies."

          There is no assurance that each Fund will be successful in achieving its goals.

          EACH FUND, EXCEPT THE INTERNATIONAL EQUITY FUND, WILL NOT PURCHASE ANY SECURITIES ISSUED BY COMPANIES PRIMARILY ENGAGED IN THE MANUFACTURE OF ALCOHOL OR TOBACCO.

     This Prospectus tells investors briefly the information they should know before investing in a Fund. Investors should read and retain this Prospectus for future reference.


     A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC"), contains further information about the Funds and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). A copy of the Statement of Additional Information may be obtained without charge by writing PFS Distributors, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0001. The Statement of Additional Information is hereby incorporated in its entirety by reference into this Prospectus. Please call Customer Service at (800) 544-5445 for information on the Funds.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
COMMON SENSE(R) TRUST
--------------------------------------------------------------------------------

CUSTODIAN:                                                 INVESTMENT ADVISER:
State Street Bank and Trust Company                        Van Kampen American Capital
225 Franklin Street                                        Asset Management, Inc.
Boston, Massachusetts 02110                                One Parkview Plaza
TRANSFER AGENT:                                            Oakbrook Terrace, Illinois 60181
PFS Shareholder Services                                   INVESTMENT SUBADVISER:
3100 Breckinridge Blvd., Bldg. 200                         (International Equity Fund)
Duluth, Georgia 30199-0062                                 Smith Barney Mutual Funds Management, Inc.
(800) 544-5445                                             388 Greenwich Street
(800) 544-7278 Spanish-speaking Representatives            New York, New York 10013
(800) 824-1721 TDD Service for Hearing Impaired            DISTRIBUTOR:
                                                           PFS Distributors, Inc.
                                                           3100 Breckinridge Blvd., Bldg. 200
                                                           Duluth, Georgia 30199-0001

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Prospectus Summary...................    2
Expense Synopsis.....................    6
Financial Highlights.................   14
Introduction.........................   25
Goals and Investment Policies........   25
Investment Practices and Risks.......   32
The Trust and Its Management.........   40
Alternative Sales Arrangements.......   42
Purchase of Shares...................   43
Distribution Plans...................   49
Shareholder Services.................   50
Redemption of Shares.................   52
Dividends, Distributions and Taxes...   53
Performance Information..............   55
Additional Information...............   57



     NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY FUND, THE ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY ANY FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR ANY FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.


                               PROSPECTUS SUMMARY


TYPE OF COMPANY. The Trust is a diversified, open-end management investment company which offers shares of beneficial interest in seven separate Funds which are described in this Prospectus: the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund.


MINIMUM PURCHASE. $250 minimum initial investment and $25 for each subsequent investment (or less as described under "Purchase of Shares").


GOALS. The Emerging Growth Fund seeks capital appreciation; the International Equity Fund seeks total return on its assets from growth of capital and income; the Growth Fund seeks capital appreciation; the Growth and Income Fund seeks reasonable growth and income; the Government Fund seeks high current return consistent with preservation of capital; the Municipal Bond Fund seeks current interest income exempt from federal income tax; and the Money Market Fund seeks protection of capital and a high level of current income. There is, however, no assurance that any Fund will be successful in achieving its goals.


INVESTMENT POLICIES AND RISKS. The EMERGING GROWTH FUND invests at least 65% of its total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization or annual sales), both domestic and foreign, considered by the Adviser to be emerging growth companies. The companies in which the Fund invests may offer greater opportunities for growth of capital than larger, more established companies, but investments in such companies may involve special risks. See "Goals and Investment Policies -- Emerging Growth Fund" and "Investment Practices and Risks -- Foreign Securities." The use of options, futures contracts and related options may include additional risks. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for a discussion of risk factors relating to options and futures strategies.

The INTERNATIONAL EQUITY FUND invests at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. Investing in equity securities of non-United States issuers may subject the Fund to risks of foreign, political, economic and legal conditions and developments. See "Goals and Investment Policies -- International Equity Fund," "Investment Practices and Risks -- Options, Futures Contracts and Related Options, Currency Transactions, Interest Rate Transactions and Market Index Transactions" and the Statement of Additional Information, for a discussion of risk factors relating to these strategies.

The GROWTH FUND invests principally in common stocks that the investment adviser believes provide unusually attractive growth opportunities and options on such common stocks. Any income from these investments will be incidental to the capital appreciation goal. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment Policies -- Growth Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

The GROWTH AND INCOME FUND invests principally in common and preferred stocks, and in securities convertible into common and preferred stocks, that have provided dividend or interest income to their security holders during the past twelve months. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment Policies -- Growth and Income Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

The GOVERNMENT FUND invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may sell and purchase options on U.S. Government securities; and purchase and sell interest rate futures contracts and options on such contracts since such transactions are entered into for bona fide hedging purposes. The market prices of debt securities, including U.S. Government securities, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as interest rates rise. See "Goals and Investment
Policies -- Government Fund." The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and "Forward Commitments" and the Statement of Additional Information, for a discussion on forward commitments and risk factors relating to options and futures strategies.

The MUNICIPAL BOND FUND invests in a diversified portfolio of obligations issued by states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax ("Municipal Bonds"). The Fund will not purchase any "private activity bonds" subject to the alternative minimum tax. See "Goals and Investment Policies -- Municipal Bond Fund." The Fund invests primarily in long-term Municipal Bonds which tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates ("market risk") than Municipal Bonds with shorter maturities and lower yields. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. Lower rated securities are subject to greater market risks and are also subject to the ability of the issuer to meet its principal and interest obligations ("credit risk"). The Fund may acquire stand-by commitments. Stand-by commitments involve an element of risk. See "Investment Practices and Risks -- Stand-by Commitments." The Fund may seek to hedge interest rate risk through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts. Any net gains from futures and options transactions are subject to federal income tax and such transactions may involve certain risks. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The market prices of debt securities, including Municipal Bonds, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall.

The MONEY MARKET FUND invests in a diversified portfolio of money market securities. This Fund seeks to maintain a constant net asset value of $1.00 per share. There can be no guarantee that the Fund will maintain its net asset value per share at $1.00.

Under certain market conditions, all Funds except the Money Market Fund may experience a high rate of portfolio turnover. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs. See "Investment Practices and Risks -- Portfolio Turnover."


INVESTMENT ADVISER. Van Kampen American Capital Asset Management, Inc. (the "Adviser") serves as the investment adviser to the Trust. Smith Barney Mutual Funds Management, Inc. (the "Subadviser") provides advisory services to the Adviser with respect to the International Equity Fund. See "The Trust and Its Management."



DISTRIBUTOR. PFS Distributors, Inc. (the "Distributor") distributes each Fund's shares.



ALTERNATIVE SALES ARRANGEMENTS. Each Fund (other than the Money Market Fund) offers two classes of shares to the public, each with its own sales charge structure: Class A shares and Class B shares. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class of shares that best suits their circumstances and objectives. As of May 20, 1996, all of the previously outstanding shares of the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund were redesignated as Class 1 shares without any other changes, and Class A and Class B shares were authorized for issuance. As of May 20, 1996, Class 1 shares were authorized for issuance for the Emerging Growth Fund and the International Equity Fund. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprising of husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Each class of shares represents an interest in the same portfolio of investments of a Fund. See "Alternative Sales Arrangements -- Factors for Consideration." For information on redeeming shares see "Redemption of Shares."



Class A Shares. Class A shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at net asset value per share plus a maximum initial sales charge of 5.50% of the offering price. Class A shares of the Government Fund and Municipal Bond Fund are offered at net asset value per share plus a maximum initial sales charge of 4.75% and 4.50%, respectively, of the offering price. Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a contingent deferred sales charge of 1.00% may be imposed on redemptions made within one year of the purchase. Class A shares of the Money Market Fund are sold at net asset value. Each Fund pays an annual service fee at the rate of 0.25% of its average daily net assets (0.10% for Money Market Fund) attributable to such class of shares. See "Purchase of Shares -- Class A Shares" and "Distribution Plans."



Class B Shares. Class B shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 5.00% of redemption proceeds during the first year, declining each year thereafter to 0.00% after the fifth year. Class B shares of the Government Fund and the Municipal Bond Fund are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 4.00% of redemption proceeds during the first and second year, declining each year thereafter to 0% after the fifth year. See "Redemption of Shares." Each Fund (other than Money Market Fund) pays a combined annual distribution fee and service fee at the rate of 1.00% of its average daily net assets attributable to such class of shares. Class B shares of the Money Market Fund are available only through exchanges by Class B shareholders of another Common Sense Fund and remain subject to the contingent deferred sales charge imposed by the original fund. The Money Market Fund pays a distribution fee at the rate of 0.75% of its average daily net assets attributable to Class B shares. See "Purchase of Shares -- Class B Shares" and "Distribution Plans." Class B shares will convert automatically to Class A shares six years after the shareholder's order to purchase was accepted. See "Alternative Sales Arrangements -- Conversion Feature."



Class 1 Shares. Class 1 shares are offered to the persons described above. Class 1 shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at a sales charge of 8.50% of offering price; Class 1 shares of the Government Fund are offered at a sales charge of 6.75% of offering price; and Class 1 shares of the Municipal Bond Fund are offered at a sales charge of 4.75% of offering price. The sales charge is reduced on investments of $10,000 or more for the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income

Fund, $25,000 or more for the Government Fund, and $100,000 or more for the Municipal Bond Fund. Shares of the Money Market Fund are sold without a sales charge. See "Purchase of Shares -- Class 1 Shares."


DIVIDENDS AND DISTRIBUTIONS. The Emerging Growth Fund, the International Equity Fund and the Growth Fund may declare and pay dividends and capital gain distributions annually. The Growth and Income Fund may declare and pay dividends quarterly and capital gain distributions annually. Income dividends are declared each business day and paid monthly for the Government Fund, the Municipal Bond Fund and the Money Market Fund; any net short-term or long-term capital gains are distributed at least annually. All dividends and distributions are automatically reinvested in shares of a Fund at net asset value per share (without a sales charge) unless payment in cash is requested. See "Dividends, Distributions and Taxes."



       This summary is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS
--------------------------------------------------------------------------------


                                                              EMERGING GROWTH FUND
                                                   -------------------------------------------
                                                    CLASS 1       CLASS A          CLASS B
                                                   SHARES(A)       SHARES          SHARES
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%          5.50%             None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None           None              None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None           None         Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None           None              None
     Exchange fee..............................    None           None              None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.65%          0.65%             0.65%
     12b-1 fees(c).............................    0.00%          0.25%             1.00% (d)
     Other expenses............................    1.09%          1.31%             1.31%
     Total fund operating expenses.............    1.74%          2.21%             2.96%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) See "Purchase of Shares -- Class B Shares."



  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."



  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                            INTERNATIONAL EQUITY FUND
                                                   -------------------------------------------
                                                    CLASS 1       CLASS A          CLASS B
                                                   SHARES(A)       SHARES          SHARES
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%          5.50%             None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None           None              None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None           None         Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None           None              None
     Exchange fee..............................    None           None              None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees(c)........................    0.00%          0.00%             0.00%
     12b-1 fees(d).............................    0.00%          0.25%             1.00% (e)
     Other expenses(c).........................    2.50%          2.50%             2.50%
     Total fund operating expenses(c)..........    2.50%          2.75%             3.50%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) See "Purchase of Shares -- Class B Shares."



  (c) After expense reimbursement. In the absence of such expense reimbursement, management fees and other expenses would be 1.00% and 2.87%, respectively, for all Classes of shares; total fund operating expenses would be 3.87%, 4.12%, and 4.87%, for Class 1, A, and B shares, respectively.



  (d) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."



  (e) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   GROWTH FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(A)        SHARES(A)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%         5.50%              None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None          None          Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.60%         0.60%              0.60%
     12b-1 fees(c).............................    0.00%         0.25%              1.00% (d)
     Other expenses............................    0.33%         0.32%              0.33%
     Total fund operating expenses.............    0.93%         1.17%              1.93%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) See "Purchase of Shares -- Class B Shares."



  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."



  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                              GROWTH & INCOME FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(A)        SHARES(A)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%         5.50%              None
     Maximum sales charge on imposed
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None          None          Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.65%         0.65%              0.65%
     12b-1 fees(c).............................    0.00%         0.25%              1.00% (d)
     Other expenses............................    0.26%         0.26%              0.26%
     Total fund operating expenses.............    0.91%         1.16%              1.91%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) See "Purchase of Shares -- Class B Shares."



  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."



  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                 GOVERNMENT FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(A)        SHARES(A)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    6.75%         4.75%              None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None          None          Year 1 - 4.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.60%         0.60%              0.60%
     12b-1 fees(c).............................    0.00%         0.25%              1.00% (d)
     Other expenses............................    0.24%         0.24%              0.24%
     Total fund operating expenses.............    0.84%         1.09%              1.84%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) See "Purchase of Shares -- Class B Shares."



  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."



  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                              MUNICIPAL BOND FUND
                                                  -------------------------------------------
                                                  CLASS 1        CLASS A          CLASS B
                                                   SHARES       SHARES(A)        SHARES(A)
---------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price)....    4.75%         4.50%              None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)..........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price
       or redemption value)...................    None          None          Year 1 - 4.00%
                                                                              Year 2 - 4.00%
                                                                              Year 3 - 3.00%
                                                                              Year 4 - 2.50%
                                                                              Year 5 - 1.50%
                                                                              After - None(b)
     Redemption fee............................   None          None               None
     Exchange fee..............................   None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................   0.60%         0.60%              0.60%
     12b-1 fees(c).............................   0.00%         0.25%              1.00% (d)
     Other expenses............................   0.45%         0.45%              0.45%
     Total fund operating expenses.............   1.05%         1.30%              2.05%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) See "Purchase of Shares -- Class B Shares."



  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."



  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                MONEY MARKET FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(A)        SHARES(A)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    None          None               None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or                                Year 1 - 5.00%
       redemption value).......................    None          None            or 4.00%(b)
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(c)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees(d)........................    0.00%         0.00%              0.00%
     12b-1 fees(e).............................    0.00%         0.10%              0.75%(f)
     Other expenses(d).........................    1.00%         0.99%              1.00%
     Total fund operating expenses(d)..........    1.00%         1.09%              1.75%


--------------------------------------------------------------------------------


  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.



  (b) Class B shares acquired in exchange for Class B shares of another Common Sense Fund remain subject to the contingent deferred sales charge of the original fund.



  (c) See "Purchase of Shares -- Class B Shares."



  (d) After expense reimbursement. In the absence of such expense reimbursement, management fees and other expenses would be 0.50% and 1.36%, respectively, for all Classes of shares; total fund operating expenses would be 1.86%, 1.96%, and 2.61%, for Class 1, A, and B shares, respectively.



  (e) 0.10% for Class A shares and 0.75% for Class B shares. See "Distribution Plans."



  (f) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          EMERGING GROWTH              INTERNATIONAL EQUITY          GROWTH
                                                    ----------------------------   ----------------------------   ------------
                                                    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE
                                                    YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS
------------------------------------------------------------------------------------------------------------------------------
EXAMPLE

                                                       GROWTH             GROWTH & INCOME                   GOVERNMENT
                                                    -------------   ----------------------------   ----------------------------
                                                    FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                                    YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
--------------------------------------------------  ---------------------------------------------------------------------------
EXAMPLE

                                                           MUNICIPAL BOND                 MONEY MARKET**
                                                    ----------------------------   ----------------------------
                                                    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                                    YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
--------------------------------------------------  -----------------------------------------------------------
EXAMPLE



You would pay the following expenses on a $1,000 investment, assuming (i) total fund operating expenses as reflected in the synopsis, (ii) a 5% annual return and (iii) redemption at the end of each time period:


    Class 1.......................................  101     135     171     273    108     156     207     344     94     112
    Class A.......................................   76     120     167     295     81     136     192     346     66      90
    Class B.......................................   80     122     171     294*    85     137     197     345*    70      91

    Class 1.......................................   132     190     94     112     131     187     76      93     111     164
    Class A.......................................   116     189     66      90     115     188     58      81     105     174
    Class B.......................................   119     188*    69      90     118     186*    59      88     115     178*

    Class 1.......................................   58      79     103     170     10      32      55     122
    Class A.......................................   58      84     113     195     11      35      60     133
    Class B.......................................   61      94     125     201*    68      85     110     173*



You would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each time period:


    Class 1.......................................  101     135     171     273    108     156     207     344     94     112
    Class A.......................................   76     120     167     295     81     136     192     346     66      90
    Class B.......................................   30      92     156     294*    35     107     182     345*    20      61

    Class 1.......................................   132     190     94     112     131     187     76      93     111     164
    Class A.......................................   116     189     66      90     115     188     58      81     105     174
    Class B.......................................   104     188*    19      60     103     186*    19      58     100     178*

    Class 1.......................................   58      79     103     170     10      32      55     122
    Class A.......................................   58      84     113     195     11      35      60     133
    Class B.......................................   21      64     110     201*    18      55      95     173*


--------------------------------------------------------------------------------

 * Based on conversion to Class A shares after six years.

** Based on the higher contingent deferred sales charge in year one.


     The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in any Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown herein carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. Class B shares acquired through the exchange privilege are subject to the contingent deferred sales charge schedule relating to the Class B shares of the Fund from which the purchase of Class B shares was originally made. Accordingly, future expenses as projected could be lower than those determined in the tables herein if the investor's Class B shares were exchanged from a fund with a lower contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "The Trust and Its Management" and "Redemption of Shares."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH OF THE PERIODS INDICATED)
--------------------------------------------------------------------------------

     The following information has been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                                                          EMERGING GROWTH FUND
                                          ------------------------------------------------------------------------------------
                                           CLASS 1 SHARES            CLASS A SHARES                    CLASS B SHARES
                                          ----------------   -------------------------------   -------------------------------
                                                                           FEBRUARY 21, 1995                 FEBRUARY 21, 1995
                                                                           (COMMENCEMENT OF                  (COMMENCEMENT OF
                                           AUGUST 8, 1996       YEAR          INVESTMENT          YEAR          INVESTMENT
                                          (COMMENCEMENT OF      ENDED       OPERATIONS) TO        ENDED       OPERATIONS) TO
                                          DISTRIBUTION) TO   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                          OCTOBER 31, 1996      1996            1995(d)           1996            1995(d)
                                          ----------------   -----------   -----------------   -----------   -----------------
Net Asset Value, Beginning of the
 Period.................................      $17.890          $ 15.12          $ 11.81          $ 15.04          $ 11.81
                                               ------          -------           ------          -------           ------
 Net Investment Loss....................        (.015)           (.178)            (.24)           (.270)            (.35)
 Net Realized and Unrealized Gain on
   Securities...........................         .718            3.632             3.55            3.569             3.58
                                               ------          -------           ------          -------           ------
Total from Investment Operations........         .703            3.454             3.31            3.299             3.23
                                               ------          -------           ------          -------           ------
Net Asset Value, End of the Period......      $18.593          $18.574          $ 15.12          $18.339          $ 15.04
                                               ======          =======           ======          =======           ======
Total Return(a).........................        3.91%**         22.82%           28.11%**(c)      21.94%           27.43%**(c)
Net Assets at End of the Period (In
 millions)..............................      $   0.7          $  51.5          $  15.9          $  39.1          $  10.8
Ratio of Expenses to Average Net
 Assets*................................        1.74%            2.21%            2.75%            2.96%            3.49%
Ratio of Net Investment Loss to Average
 Net Assets*............................       (1.09%)          (1.52%)          (1.65%)          (2.27%)          (2.45%)
Portfolio Turnover......................          80%              80%              83%**            80%              83%**
Average Commission Paid Per Equity Share
 Traded(b)..............................      $ .0498          $ .0498               --          $ .0498               --

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net
 Assets.................................        1.74%            2.21%           3.37%            2.96%           4.11%
Ratio of Net Investment Loss to Average
 Net Assets.............................       (1.09%)          (1.52%)         (2.27%)          (2.27%)         (3.07%)

                                                                       INTERNATIONAL EQUITY FUND
                                          ------------------------------------------------------------------------------------
                                           CLASS 1 SHARES            CLASS A SHARES                    CLASS B SHARES
                                          ----------------   -------------------------------   -------------------------------
                                                                           FEBRUARY 21, 1995                 FEBRUARY 21, 1995
                                           AUGUST 8, 1996                  (COMMENCEMENT OF                  (COMMENCEMENT OF
                                          (COMMENCEMENT OF      YEAR          INVESTMENT          YEAR          INVESTMENT
                                          DISTRIBUTION) TO      ENDED       OPERATIONS) TO        ENDED       OPERATIONS) TO
                                            OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                              1996(d)           1996            1995(d)           1996            1995(d)
                                          ----------------   -----------   -----------------   -----------   -----------------

Net Asset Value, Beginning of the
 Period.................................      $ 16.00          $ 13.86          $ 11.81          $ 13.79          $ 11.81
                                               ------          -------           ------          -------           ------
 Net Investment Loss....................        (.028)           (.189)            (.14)           (.254)            (.21)
 Net Realized and Unrealized Gain on
   Securities...........................         .545            2.872             2.19            2.828             2.19
                                               ------          -------           ------          -------           ------
Total from Investment Operations........         .517            2.683             2.05            2.574             1.98
                                               ------          -------           ------          -------           ------
Net Asset Value, End of the Period......      $16.517          $16.543          $ 13.86          $16.364          $ 13.79
                                               ======          =======           ======          =======           ======
Total Return(a).........................        3.25%**         19.34%           16.28%**(c)      18.64%           15.69%**(c)
Net Assets at End of the Period (In
 millions)..............................      $    .2          $  10.4          $   6.6          $   8.0          $   2.7
Ratio of Expenses to Average Net
 Assets*................................        2.50%            2.75%            3.64%            3.50%            4.33%
Ratio of Net Investment Loss to Average
 Net Assets*............................       (1.31%)          (1.56%)          (1.40%)          (2.31%)          (2.80%)
Portfolio Turnover......................          78%              78%              17%**            78%              17%**
Average Commission Paid Per Equity Share
 Traded(b)..............................      $ .0314          $ .0314               --          $ .0314               --

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net
 Assets.................................        3.87%            4.12%           5.97%            4.87%           6.67%
Ratio of Net Investment Loss to Average
 Net Assets.............................       (2.67%)          (2.92%)         (3.73%)          (3.67%)         (5.13%)



 ** Non-annualized


 (a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) Represents the average brokerage commissions paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.


 (c) Total return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.


(d) Based on average month-end shares outstanding

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
GROWTH FUND                           ---------------------------------------------------------------
                                        1996       1995       1994       1993       1992       1991
                                      --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of the
  Period............................  $  17.46   $  15.31   $  16.26   $  16.02   $  15.47   $  11.26
                                      --------   --------   --------   --------   --------   --------
  Net Investment Income.............      .187        .16        .13       .116        .13        .19
  Net Realized and Unrealized
    Gain/Loss on Securities.........     2.916       3.18      .2075     2.0065     1.3925     4.2425
                                      --------   --------   --------   --------   --------   --------
Total from Investment Operations....     3.103       3.34      .3375     2.1225     1.5225     4.4325
                                      --------   --------   --------   --------   --------   --------
Less:
  Distributions from Net Investment
    Income..........................      .183       .155      .1125       .115        .17      .2225
  Distributions from and in Excess
    of Net Realized Gain on
    Securities......................     2.403      1.035      1.175     1.7675      .8025         --
                                      --------   --------   --------   --------   --------   --------
Total Distributions.................     2.586       1.19     1.2875     1.8825      .9725      .2225
                                      --------   --------   --------   --------   --------   --------
Net Asset Value, End of the
  Period............................  $ 17.977   $  17.46   $  15.31   $  16.26   $  16.02   $  15.47
                                      ========   ========   ========   ========   ========   ========
Total Return(a).....................    19.94%     24.01%      2.04%     14.27%      9.83%     39.90%
Net Assets at End of the Period (In
  millions).........................  $3,005.2   $2,611.5   $2,169.9   $2,065.7   $1,648.0   $1,311.5
Ratio of Expenses to Average Net
  Assets............................      .93%      1.00%      1.09%      1.14%      1.18%      1.26%
Ratio of Net Investment Income to
  Average Net Assets................     1.08%      1.04%       .89%       .80%       .91%      1.44%
Portfolio turnover..................      202%       230%       164%       166%       134%       100%
Average Commission Paid Per Equity
  Share Traded(b)...................  $  .0602         --         --         --         --         --

                                     CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
GROWTH FUND                          -----------------------------------------
                                       1990       1989       1988     1987(C)
                                     --------   --------   --------   -------
Net Asset Value, Beginning of the
  Period...........................  $  13.15   $  10.81   $   9.37   $  11.44
                                     --------   --------   --------   --------
  Net Investment Income............      .205        .19        .10         --
  Net Realized and Unrealized
    Gain/Loss on Securities........     (1.25)      2.26      1.435      (2.07)
                                     --------   --------   --------   --------
Total from Investment Operations...    (1.045)      2.45      1.535      (2.07)
                                     --------   --------   --------   --------
Less:
  Distributions from Net Investment
    Income.........................     .2025        .11         --         --
  Distributions from and in Excess
    of Net Realized Gain on
    Securities.....................     .6425         --       .095         --
                                     --------   --------   --------   --------
Total Distributions................      .845        .11       .095         --
                                     --------   --------   --------   --------
Net Asset Value, End of the
  Period...........................  $  11.26   $  13.15   $  10.81   $   9.37
                                     ========   ========   ========   ========
Total Return(a)....................    (8.73%)    22.90%     16.51%    (18.09%)*
Net Assets at End of the Period (In
  millions)........................  $  866.1   $  767.8   $  492.2   $  196.3
Ratio of Expenses to Average Net
  Assets...........................     1.53%      1.63%      1.93%      2.82%
Ratio of Net Investment Income to
  Average Net Assets...............     1.79%      1.75%      1.30%      (.09%)
Portfolio turnover.................       99%       101%        63%        17%*
Average Commission Paid Per Equity
  Share Traded(b)..................        --         --         --         --



 *  Non-Annualized



(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.



(c) Fund commenced investment operations on April 14, 1987.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        GROWTH FUND                               CLASS A SHARES             CLASS B SHARES
                        -----------                             -------------------        -------------------
                                                                   PERIOD ENDED               PERIOD ENDED
                                                                OCTOBER 31, 1996(C)        OCTOBER 31, 1996(C)
                                                                -------------------        -------------------
Net Asset Value, Beginning of the Period....................          $16.630                    $16.630
                                                                      -------                    -------
  Net Investment Income.....................................             .017                      (.011)
  Net Realized and Unrealized Gain on Securities............            1.312                      1.309
                                                                      -------                    -------
Total from Investment Operations............................            1.329                      1.298
                                                                      -------                    -------
Net Asset Value, End of the Period..........................          $17.959                    $17.928
                                                                      =======                    =======
Total Return(a).............................................            8.00%*                     7.82%*
Net Assets at End of the Period (In millions)...............            $49.3                      $74.1
Ratio of Expenses to Average Net Assets.....................            1.17%                      1.93%
Ratio of Net Investment Income/Loss to Average Net Assets...             .46%                      (.29%)
Portfolio Turnover..........................................             202%                       202%
Average Commission Paid Per Equity Share Traded(b)..........           $.0602                     $.0602



 *  Non-Annualized


(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.


(c) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND                                     CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
----------------------                          ---------------------------------------------------------------
                                                  1996       1995       1994       1993       1992       1991
                                                --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of the Period......    $16.95     $15.77     $17.13     $15.54     $14.70     $11.49
                                                --------   --------   --------   --------   --------   --------
  Net Investment Income.......................      .308        .36        .29        .29       .275       .305
  Net Realized and Unrealized Gain/Loss on
    Securities................................     2.943      2.715     (.2125)    1.8775     1.2875     3.2225
                                                --------   --------   --------   --------   --------   --------
Total From Investment Operations..............     3.251      3.075      .0775     2.1675     1.5625     3.5275
                                                --------   --------   --------   --------   --------   --------
Less:
  Distributions from Net Investment Income....      .340        .30       .275      .2775       .295      .3175
  Distributions from Net Realized Gain on
    Securities................................     1.755      1.595     1.1625        .30      .4275         --
                                                --------   --------   --------   --------   --------   --------
Total Distributions...........................     2.095      1.895     1.4375      .5775      .7225      .3175
                                                --------   --------   --------   --------   --------   --------
Net Asset Value, End of the Period............   $18.106     $16.95     $15.77     $17.13     $15.54     $14.70
                                                ========   ========   ========   ========   ========   ========
Total Return(a)...............................    20.58%     22.45%       .51%     14.13%     10.85%     31.68%
Net assets at End of the Period (In
  millions)...................................    $942.9     $828.3     $712.9     $712.4     $591.0     $499.6
Ratio of Expenses to Average Net Assets.......      .91%       .96%      1.02%      1.05%      1.09%      1.14%
Ratio of Net Investment Income to Average Net
  Assets......................................     1.78%      2.27%      1.84%      1.76%      1.84%      2.29%
Portfolio Turnover............................      121%       117%        88%        51%        32%        42%
Average Commission Paid per Equity Share
  Traded(b)...................................  $   .056         --         --         --         --         --

GROWTH AND INCOME FUND                CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
----------------------               -------------------------------------------
                                       1990       1989       1988     1987(C)(D)
                                     --------   --------   --------   ----------
Net Asset Value, Beginning of the P    $12.51     $10.49      $9.84       $11.44
                                     --------   --------   --------   ----------
  Net Investment Income............      .305        .31        .27          .15
  Net Realized and Unrealized Gain/
    Securities.....................    (.9975)      2.00       .655       (1.685)
                                     --------   --------   --------   ----------
Total From Investment Operations...    (.6925)      2.31       .925       (1.535)
                                     --------   --------   --------   ----------
Less:
  Distributions from Net Investment      .325        .29        .24         .065
  Distributions from Net Realized G
    Securities.....................     .0025         --       .035           --
                                     --------   --------   --------   ----------
Total Distributions................     .3275        .29       .275         .065
                                     --------   --------   --------   ----------
Net Asset Value, End of the Period.    $11.49     $12.51     $10.49        $9.84
                                     ========   ========   ========   ==========
Total Return(a)....................    (5.84%)    22.38%      9.55%      (13.48%)*
Net assets at End of the Period (In
  millions)........................    $366.6     $278.4     $168.0        $72.8
Ratio of Expenses to Average Net As     1.37%      1.39%      1.57%        2.38%
Ratio of Net Investment Income to A
  Assets...........................     2.55%      2.81%      3.04%        2.64%
Portfolio Turnover.................       48%        26%        64%           4%*
Average Commission Paid per Equity
  Traded(b)........................        --         --         --           --



 *  Non-Annualized



(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.



(c) Fund commenced investment operations on April 14, 1987.



(d) Based on average month-end shares outstanding.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                    GROWTH & INCOME FUND                          CLASS A SHARES             CLASS B SHARES
                    --------------------                        -------------------        -------------------
                                                                   PERIOD ENDED               PERIOD ENDED
                                                                OCTOBER 31, 1996(C)        OCTOBER 31, 1996(C)
                                                                -------------------        -------------------
Net Asset Value, Beginning of the Period....................          $17.190                    $17.190
                                                                      -------                    -------
  Net Investment Income.....................................             .071                       .042
  Net Realized and Unrealized Gain on Securities............             .906                       .899
                                                                      -------                    -------
Total from Investment Operations............................             .977                       .941
                                                                      -------                    -------
Less Distributions from Net Investment Income                            .062                       .044
Net Asset Value, End of the Period..........................          $18.105                    $18.087
                                                                      =======                    =======
Total Return(a).............................................            5.72%*                     5.49%*
Net Assets at End of the Period (In millions)...............            $32.5                      $52.1
Ratio of Expenses to Average Net Assets.....................            1.16%                      1.91%
Ratio of Net Investment Income to Average Net Assets........            1.78%                      1.05%
Portfolio Turnover..........................................             121%                       121%
Average Commission Paid Per Equity Share Traded(b)..........            $.056                      $.056



 *  Non-Annualized


(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.


(c) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                              CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
GOVERNMENT FUND                     ---------------------------------------------------------------------------------------------
                                     1996      1995     1994      1993     1992     1991     1990     1989     1988    1987(B)(C)
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   ----------
Net Asset Value, Beginning of the
  Period..........................   $10.67    $9.99    $11.80   $11.56   $11.47   $10.79   $11.46   $11.13   $11.08     $11.66
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
  Net Investment Income...........     .701      .70       .69    .7616      .86     .905     .955     1.03      .94        .40
  Net Realized and Unrealized
    Gain/Loss on Securities.......    (.247)   .6779    (1.358)   .4249    .1639    .6788   (.4421)   .3274    .0436       (.58)
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Total from Investment
  Operations......................     .454   1.3779     (.668)  1.1865   1.0239   1.5838    .5129   1.3574    .9836       (.18)
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Less:
  Distributions from and in excess
    of Net Investment Income......     .718    .6979     .6878    .7615    .8639    .9038    .9579   1.0274    .9336        .40
  Distributions from and in excess
    of Net Realized Gain on
    Securities....................      -0-      -0-     .4542     .185      .07      -0-     .225      -0-      -0-         -0-
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Total Distributions...............     .718    .6979     1.142    .9465    .9339    .9038   1.1829   1.0274    .9336        .40
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Net Asset Value, End of Period....  $10.406   $10.67     $9.99   $11.80   $11.56   $11.47   $10.79   $11.46   $11.13     $11.08
                                    =======   ======   =======   ======   ======   ======   ======   ======   ======   ========
Total Return(a)...................    4.58%   14.27%    (5.45%)  10.55%    9.32%   15.16%    4.94%   12.87%    9.20%   (1.56%)*
Net Assets at End of the Period
  (In millions)...................   $287.4   $329.0    $335.0   $370.2   $282.0   $189.0   $140.9   $101.0    $70.6      $21.6
Ratios of Expenses to Average Net
  Assets..........................     .84%     .83%      .89%     .89%     .95%     .96%    1.09%    1.20%    1.44%      2.12%
Ratio of Net Investment Income to
  Average Net Assets..............    6.79%    6.84%     7.06%    7.35%    7.46%    8.15%    8.78%    9.29%    8.55%      7.13%
Portfolio Turnover................     276%     214%      256%     218%     112%      39%      28%      29%      51%        52%*



 *  Non-Annualized



(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(b) Fund commenced investment operations on April 14, 1987.



(c) Based on average month-end shares outstanding.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GOVERNMENT FUND                                                 CLASS A SHARES         CLASS B SHARES
---------------                                               -------------------    -------------------
                                                                 PERIOD ENDED           PERIOD ENDED
                                                              OCTOBER 31, 1996(B)      OCTOBER 1996(B)
                                                              -------------------    -------------------
Net Asset Value, Beginning of the Period....................        $ 10.32                $ 10.32
                                                                    -------                -------
  Net Investment Income.....................................           .152                   .137
  Net Realized and Unrealized Gain on Securities............           .090                   .090
                                                                    -------                -------
Total from Investment Operations............................           .242                   .227
Less Distributions from and in Excess of Net Investment
  Income....................................................           .151                   .136
                                                                    -------                -------
Net Asset Value, End of the Period..........................        $10.411                $10.411
                                                                    =======                =======
Total Return(a).............................................          2.36%*                 2.18%*
Net Assets at End of the Period (In millions)...............        $  11.1                $  13.9
Ratio of Expenses to Average Net Assets.....................          1.09%                  1.84%
Ratio of Net Investment Income to Average Net Assets........          6.50%                  5.74%
Portfolio Turnover..........................................           276%                   276%



 *  Non-Annualized


 (a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


             MUNICIPAL BOND FUND                                    CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
             -------------------                ---------------------------------------------------------------------------------
                                                 1996      1995     1994      1993     1992     1991     1990     1989    1988(B)
                                                -------   ------   -------   ------   ------   ------   ------   ------   -------
Net Asset Value, Beginning of the Period......  $ 13.77   $12.89   $ 14.07   $13.03   $12.84   $12.18   $12.37   $12.26    $11.91
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
  Net Investment Income.......................     .704      .74       .71     .728     .725      .76      .76      .77       .19
  Net Realized and Unrealized Gain/Loss on
    Securities................................     .111     .867    (1.182)   1.038    .2175     .648    (.185)     .10      .315
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Total from Investment Operations..............     .815    1.607     (.472)   1.766    .9425    1.408     .575      .87      .505
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Less:
  Distributions from Net Investment Income....     .713     .727      .708     .726    .7525     .748     .765      .76      .155
  Distributions from and in Excess of Net
    Realized Gain on Securities...............     .043     .000      .000     .000     .000     .000     .000     .000      .000
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Total Distributions...........................     .756     .727      .708     .726    .7525     .748     .765      .76      .155
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Net Asset Value, End of the Period............  $13.829   $13.77   $ 12.89   $14.07   $13.03   $12.84   $12.18   $12.37    $12.26
                                                =======   ======   =======   ======   ======   ======   ======   ======    ======
Total Return(a)...............................    6.09%   12.72%    (3.38%)  13.84%    7.57%   11.79%    4.77%    7.31%     4.26%*
Net Assets at End of the Period (In
  millions)...................................  $ 118.7   $119.1   $ 112.1   $ 95.9   $ 60.3   $ 42.5   $ 37.1   $ 24.7    $  6.4
Ratio of Expenses to Average Net Assets.......    1.05%     .96%      .99%     .96%    1.14%    1.15%    1.25%    1.25%     1.91%
Ratio of Net Investment Income to Average Net
  Assets......................................    5.13%    5.58%     5.27%    5.29%    5.56%    6.08%    6.21%    6.28%     5.55%
Portfolio Turnover............................      80%      49%        4%       4%       6%       1%       4%       0%        5%*



 *  Non-Annualized



(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(b) Fund commenced investment operations on July 13, 1988.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                    MUNICIPAL BOND FUND                         CLASS A SHARES         CLASS B SHARES
                    -------------------                       -------------------    -------------------
                                                                 PERIOD ENDED           PERIOD ENDED
                                                              OCTOBER 31, 1996(B)    OCTOBER 31, 1996(B)
                                                              -------------------    -------------------
Net Asset Value, Beginning of the Period....................        $13.780                $13.780
                                                                    -------                -------
Net Investment Income.......................................           .106                   .091
  Net Realized and Unrealized Gain on Securities............           .045                   .038
                                                                    -------                -------
Total from Investment Operations............................           .151                   .129
Less Distributions from and in Excess of Net Investment
  Income....................................................           .104                   .087
                                                                    -------                -------
Net Asset Value, End of the Period..........................        $13.827                $13.822
                                                                    =======                =======
Total Return(a).............................................          1.12%*                  .93%*
Net Assets at End of the Period (In millions)...............        $   2.1                $   0.7
Ratio of Expenses to Average Net Assets.....................          1.30%                  2.05%
Ratio of Net Investment Income to Average Net Assets........          4.82%                  4.06%
Portfolio Turnover..........................................            80%                    80%



 *  Non-Annualized


 (a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) Class A and Class B shared commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                 MONEY MARKET FUND                                     CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
                 -----------------                   ----------------------------------------------------------------------------
                                                     1996     1995     1994    1993     1992     1991     1990     1989     1988
                                                     -----   ------   ------   -----   ------   ------   ------   ------   ------
Net Asset Value, Beginning of the Period...........  $1.00   $ 1.00   $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     -----   ------   ------   -----   ------   ------   ------   ------   ------
Net Investment Income..............................   .045    .0492    .0288    .023    .0324    .0548    .0739    .0846      .06
Less Distributions from Net Investment Income......  (.045)  (.0492)  (.0288)  (.023)  (.0324)  (.0548)  (.0739)  (.0846)  (.0563)
                                                     -----   ------   ------   -----   ------   ------   ------   ------   ------
Net Asset Value, End of the Period.................  $1.00   $ 1.00   $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     =====   ======   ======   =====   ======   ======   ======   ======   ======
Total Return.......................................  4.57%    5.01%    2.91%   2.31%    3.29%    5.65%    7.61%    8.80%    5.82%
Net Assets at End of the Period (In millions)......  $59.9   $ 60.3   $ 56.4   $59.2   $ 72.5   $ 84.8   $ 95.7   $ 66.2   $ 21.1
Ratio of Expenses to Average Net Assets*...........  1.00%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00%    1.00%     .94%
Ratio of Net Investment Income to Average Net
  Assets*..........................................  4.48%    4.89%    2.87%   2.30%    3.27%    5.53%    7.37%    8.51%    7.10%
* If certain expenses had not been waived or
  reimbursed by the Adviser, total return would
  have been lower and the ratios would have been as
  follows:
Ratio of Expenses to Average Net Assets............  1.86%    1.71%    1.84%   1.74%    1.60%    1.41%    1.36%    1.18%    1.76%
Ratio of Net Investment Income to Average Net
  Assets...........................................  3.62%    4.18%    2.03%   1.56%    2.67%    5.12%    7.01%    8.33%    6.28%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                CLASS A SHARES         CLASS B SHARES
                                                              -------------------    -------------------
                                                                 PERIOD ENDED           PERIOD ENDED
                     MONEY MARKET FUND                        OCTOBER 31, 1996(B)    OCTOBER 31, 1996(B)
                     -----------------                        -------------------    -------------------
Net Asset Value, Beginning of the Period....................         $1.00                  $1.00
                                                                    ------                  -----
Net Investment Income.......................................          .010                   .007
Less Distributions from and in Excess of Net Investment
  Income....................................................         (.010)                 (.007)
                                                                    ------                  -----
Net Asset Value, End of The Period..........................         $1.00                  $1.00
                                                                    ======                  =====
Total Return(a).............................................         1.00%**                 .73%**
Net Assets at End of the Period (In millions)...............         $  .7                  $  .0
Ratio of Expenses to Average Net Assets.....................         1.09%                  1.75%
Ratio of Net Investment Income to Average Net Assets........         4.49%                  4.17%
* If certain expenses had not been waived or reimbursed by
the Adviser, total return would have been lower and the
ratios would have been as follows:
Ratio of Expenses to Average Net Assets.....................         1.96%                  2.61%
Ratio of Net Investment Income to Average Net Assets........         3.62%                  3.31%



**  Non-Annualized


 (a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------


     The Trust is a duly organized Massachusetts business trust with seven separate Funds which are described in this Prospectus. Each Fund has separate assets and liabilities and a separate net asset value per share. Shares of a Fund represent an interest only in the assets of that Fund. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the goal of any of the Funds will be met.


--------------------------------------------------------------------------------
GOALS AND INVESTMENT POLICIES
--------------------------------------------------------------------------------


     Although each Fund of the Trust has a different goal which it pursues through separate investment policies described below, each Fund, except the International Equity Fund, will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco. The differences in goals and investment policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Fund may invest are generally not fundamental policies and may be changed by the Trustees, unless expressly governed by those limitations as described under "Investment Practices and Risks" which can be changed only by action of the shareholders.


EMERGING GROWTH FUND

     The goal of the Emerging Growth Fund is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental. There can, of course, be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the Adviser may use to achieve such objective.

     Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of small and medium sized companies, both domestic and foreign, in the early stages of their life cycle that the Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

     The Fund does not limit its investment to any single group or type of security. The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

     The Fund's primary approach is to seek what the Adviser believes to be unusually attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Such investments may be increased by the Fund up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may invest up to 20% of its total assets in securities of foreign issuers. See "Investment Practices and Risks -- Securities of Foreign Issuers."

INTERNATIONAL EQUITY FUND

     The goal of the International Equity Fund is to seek total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

     Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of the Fund's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percentage or amount of the Fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.


     In seeking to achieve its goal, the Fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Subadviser have potential for growth of capital. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the Fund may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). When the Subadviser believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in seeking its goal of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Fund will be invested for capital appreciation or for income or any combination of both, the Subadviser regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.


     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.


     The Fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different foreign countries. Except as stated below, the Fund will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, The Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., Hungary, Poland, The Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Subadviser may determine from time to time. Allocation of the Fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.



     Under unusual economic or market conditions as determined by the Subadviser, for defensive purposes the Fund may temporarily invest all or a major portion of its assets in U.S. Government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Fund's investment goal.



     In determining the appropriate distribution of investments among various countries and geographic regions, the Subadviser ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Subadviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Subadviser will not view a company as being sufficiently well established to be considered for inclusion in the Fund's portfolio's unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Fund may invest up to 5% of its assets in such "unseasoned" issuers.


     It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

     To the extent that the Fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in United States as well as foreign high quality money market instruments and equivalents.

GROWTH FUND

     The goal of the Growth Fund is to seek capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. The Fund may invest in options and other securities that have above average volatility of price movement. Because prices of common stocks, options and other investments fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries and by using stock index options and stock index futures and options thereon, as discussed in the Statement of Additional Information. There is no assurance that the Fund will be successful in achieving its goal.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. A description of the ratings of commercial paper and bonds is contained in the Appendix to the Statement of Additional Information. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements."

     Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

GROWTH AND INCOME FUND


     The goal of the Growth and Income Fund is to seek reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.


     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. In general, the Fund intends to invest primarily in securities that have yielded a dividend or interest income to security holders within the past twelve months; however, it may invest in non-income producing investments held for anticipated increase in value. There is no assurance that the Fund will be successful in achieving its goal.

     Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's or BB or lower by S&P or in non-rated securities considered by the Adviser to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

     Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information.

GOVERNMENT FUND

     The goal of the Government Fund is to seek high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may purchase or sell options on U.S. Government securities and engage in transactions involving interest rate futures contracts and options on such contracts. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The Fund may invest in repurchase agreements fully collateralized by U.S. Government securities. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Repurchase Agreements" and "Forward Commitments." The Fund is not designed for investors seeking long-term capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund will be successful in achieving its goal.

     The Fund may also engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA" Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association. The Fund expects in any event that at all times at least 80% of its assets will be invested in U.S. Government securities.

     Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal of Securities program (i.e., "STRIPS"), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issue to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

     Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.

     Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure.

     Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.


     With respect to some securities, there are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At October 31, 1996, the average maturity of the debt securities owned by the Fund, as adjusted for investments in options, futures contracts and related options, was approximately 11.9 years and the duration of the portfolio was approximately 5.1 years. The duration is likely to vary from time to time as the Adviser pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the Adviser will be successful in achieving such results for the Fund.


     The Fund generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

     The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Fund would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to "enhance" monthly distributions. During periods when the Fund has capital loss carry forwards any capital gains generated from such transactions will be retained in the Fund. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options," "Dividends, Distributions and Taxes" and the Statement of Additional Information for further discussion.

     The purchase and sale of options may result in a high portfolio turnover rate. The Fund's turnover rate is shown in the table of Financial Highlights. See "Investment Practices and Risks -- Portfolio Turnover."

MUNICIPAL BOND FUND

     The goal of the Municipal Bond Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital. Because the value of and yield on Municipal Bonds fluctuate, there can be no assurance that the Fund's goal will be achieved.

     The Fund seeks to achieve its objective by investing in a diversified portfolio of obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from federal income tax. See "Municipal Bonds." It is a fundamental policy of the Fund under normal conditions to invest at least 80% of its assets in

Municipal Bonds which are considered tax-exempt. The Fund does not independently evaluate the tax-exempt status of the Municipal Bonds in which it invests. The Fund invests principally in Municipal Bonds rated at the time of purchase within the three highest grades assigned by Moody's or S&P. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in rating does not require the Fund to dispose of a security. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. The Fund may invest up to 25% of its total assets in Municipal Bonds rated "Baa" by Moody's or "BBB" by S&P or any non-rated Municipal Bonds having characteristics similar to Municipal Bonds rated "Baa" or "BBB." Municipal Bonds rated BBB or Baa may have speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade Municipal Bonds. The market prices of Municipal Bonds generally fluctuate with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Because investment in lower rated securities involves greater investment risks, achievement of the Fund's goal may be more dependent on the Adviser's credit analysis than would be the case if the Fund invested only in higher rated securities. Non-rated Municipal Bonds are not necessarily of lower quality than rated Municipal Bonds, but the market for rated Municipal Bonds is often broader. The Fund may seek to hedge against changes in interest rates through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts. See the Statement of Additional Information for discussion of futures contracts and options.

     On a temporary basis, due to market conditions or pending investment in Municipal Bonds, the Fund may invest up to 100% of its assets in "Temporary Investments" consisting of short-term municipal notes rated MIG 1 through MIG 4 by Moody's or SP-1 or SP-2 by S&P; tax-exempt commercial paper rated P-1 or P-2 in the case of Moody's or A-1 or A-2 by S&P; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate bonds and debentures; certificates of deposit and bankers' acceptances of domestic banks with assets of $500 million or more and having deposits insured by the Federal Deposit Insurance Corporation; commercial paper and repurchase agreements. The income on corporate bonds and debentures, certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements is taxable. See the Appendix in the Statement of Additional Information for discussion of ratings of commercial paper and bonds.

     The Fund may invest up to 10% of its net assets in illiquid securities which include Municipal Bonds issued in limited placements under which the Fund represents that it is purchasing for investment purposes only, repurchase agreements maturing in more than seven days and other securities subject to legal or contractual restrictions on resale. Municipal Bonds acquired in limited placements generally may be resold only in a privately negotiated transaction to one or more other institutional investors. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. A Fund position in restricted securities might adversely affect the liquidity and marketability of such securities. Such limitation could result in the Fund's inability to realize a favorable price upon disposition, and in some cases might make disposition of such securities at the time desired by the Fund impossible. The 10% limitation applies at the time the purchase commitment is made. See "Investment Practices and Risks -- Repurchase Agreements."

     Variations in the quality and maturity of the Fund's portfolio investments can be expected to affect the Fund's yield and the degree of market and financial risk to which the Fund is subject. Generally, Municipal Bonds with longer maturities tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates than Municipal Bonds with shorter maturities and lower yields. The market value of Municipal Bonds generally rises when interest rates decline and falls when interest rates rise. Generally lower rated Municipal Bonds provide a higher yield than higher rated Municipal Bonds of similar maturity but are subject to greater market and financial risk. The Fund is not limited as to the maturities of the Municipal Bonds in which it invests. Such securities may have remaining maturities of up to 30 years or more.

     MUNICIPAL BONDS. Municipal Bonds include debt obligations of a state, territory or a possession of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of Municipal Bonds are issued to obtain funding for privately operated facilities.

     Many new issues of Municipal Bonds are sold on a "when issued" basis. While the Fund has ownership rights to the bonds, the Fund does not have to pay for them until they are delivered, normally 15 to 45 days later. To meet that payment obligation, the Fund sets aside with the custodian sufficient cash or high grade securities equal to the amount that will be due. When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. See "Investment Practices and Risks -- Delayed Delivery and When-Issued Securities."

     The yields of Municipal Bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of

Moody's and S&P represent their opinions of the quality of the Municipal Bonds they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Municipal Bonds of the same maturity and coupon with different ratings may have the same yield. A description of the ratings is included in the Statement of Additional Information.

     Among the various types of Municipal Bonds are general obligation bonds, revenue or special obligation bonds, industrial development bonds, pollution control bonds, variable rate demand notes, and short-term tax-exempt municipal obligations such as tax anticipation notes.

     General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll-bridge, for example. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. The Fund's ability to achieve its goal depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest.

     The Fund considers investments in Municipal Bonds not to be subject to concentration policies and may invest a relatively high percentage of its assets in Municipal Bonds issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects such as hospitals, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund's per share net asset value also increases. The Fund may invest more than 25% of its total assets in industrial development revenue bonds, but it does not intend to invest more than 25% of its assets in industrial development revenue bonds issued for companies in the same industry or state. Sizeable investments in such obligations could involve an increased risk to the Fund should any of such issuers of any such related projects or facilities experience financial difficulties.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds. It may be expected that similar proposals may be introduced in the future. If any such proposals were to be enacted, the ability of the Fund to pay "exempt-interest" dividends may be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.

     TAX LEGISLATION. Interest on certain "private-activity bonds" issued after August 7, 1986, is an item of tax preference subject to the alternative minimum tax on individuals and corporations. THE TRUST WILL NOT PURCHASE ANY PRIVATE ACTIVITY BONDS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.


     The Omnibus Budget Reconciliation Act of 1993, which was signed into law on August 10, 1993, included certain provisions intended to prevent the conversion of ordinary income into capital gain. One such provision affects tax-exempt securities by requiring that gains on certain debt instruments purchased at a market discount be treated as ordinary income to the extent of the accrued market discount. The law extends this treatment to market discount bonds issued before July 18, 1984 and to tax-exempt bonds, if the bonds are acquired after April 30, 1993. Such bonds were exempt from the market discount rules under prior law.


MONEY MARKET FUND

     The Money Market Fund seeks protection of capital and a high level of current income through investments in money market securities. Such securities may include obligations of the U.S. Government, its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements secured by obligations of the U.S. Government, its agencies and instrumentalities. Such securities are described below and repurchase agreements are described under the caption "Investment Practices and Risks -- Repurchase Agreements."

     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money market instruments maturing within 13 months with a dollar-weighted average maturity of 90 days or less. It seeks high current income from these short-term investments to the extent consistent with protection of capital. Of course, there can be no guarantee that the Fund will achieve its objective or be able at all times to maintain its net asset value per share at $1.00. In addition, the daily dividend rate paid by the Fund may be expected to fluctuate. The Fund uses the amortized cost method for valuing portfolio securities. See "Purchase of Shares."

     OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES. The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies, and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, FNMA, GNMA, Federal Land Banks, and the Farmer's Home Administration.

     BANK OBLIGATIONS. The Fund may invest in negotiable time deposits, certificates of deposit and bankers' acceptances which are obligations of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements. The Fund is also authorized to invest up to 5% of its total assets in certificates of deposit issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the certificate of deposit acquired by the Fund is insured in full by the Federal Deposit Insurance Corporation.

     COMMERCIAL PAPER. The Fund may invest in short-term obligations of companies which at the time of investment are (a) rated in the two highest categories by S&P (A-1 and A-2) or by Moody's (Prime-1 and Prime-2), or (b) if not rated, are in the opinion of the Adviser, of comparable quality. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. (See the Statement of Additional Information for an explanation of these ratings.) The Fund's current policy is to limit investments in commercial paper to obligations rated A-1 or Prime-1.

--------------------------------------------------------------------------------
INVESTMENT PRACTICES AND RISKS
--------------------------------------------------------------------------------


     REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (e.g., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Repurchase agreements involve certain risks in the event of a default by the other party. No Fund will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds in the case of the Emerging Growth Fund and the International Equity Fund, 15% of the value of the Fund's net assets and, in the case of the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund 10% of the value of the Fund's net assets. The International Equity Fund may enter into repurchase agreements of up to 25% of its assets but the Fund currently does not expect that it will enter into repurchase agreements on more than 5% of its assets. See the Statement of Additional Information.



     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or subadvised by the Adviser or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.



     ADJUSTING INVESTMENT EXPOSURE (ALL FUNDS EXCEPT MONEY MARKET FUND). The Funds, other than the Money Market Fund, can use various techniques to increase or decrease their exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These techniques may involve derivative securities such as options, futures contracts, swaps, and forward commitments, all as discussed more fully below.


     OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS (ALL FUNDS EXCEPT MONEY MARKET FUND). The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of a Fund's portfolio and the Adviser's or, in the case of the International Equity Fund, the Subadviser's, expectations concerning the securities markets.

     For example, in times of stable or rising security prices, a Fund generally seeks to obtain maximum exposure to the securities markets, i.e., to be "fully invested." Nevertheless, even when a Fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. A Fund may also have cash on hand that has not yet been invested. The portion of a Fund's assets that is invested in cash equivalents does not fluctuate with security market prices, so that, in times of rising market prices, a Fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing futures contracts, however, a Fund can compensate for the cash portion of its assets and obtain equivalent performance to investing 100% of its assets in equity securities.

     If the Adviser or, in the case of the International Equity Fund, the Subadviser, forecasts a market decline, a Fund may take a defensive position, reducing its exposure to the securities markets by increasing its cash position. By selling futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of a Fund's portfolio securities. Sale of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, a Fund could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

     As an alternative to selling futures contracts, a Fund can purchase puts (or futures puts) to hedge the portfolio's risk in a declining market. Since the value of a put increases as the index declines below a specified level, the portfolio's value is protected against a market decline to the degree the performance of the index correlates with the performance of a Fund's investment portfolio. If the market remains stable or advances, a Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

     In many cases, a Fund could achieve results similar to those available from options and futures contracts without investing in the options and futures markets. For example, instead of hedging portfolio securities it owned with options and futures contracts, the Fund could sell the securities and invest the proceeds in money market instruments. In other cases, however, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be implemented with greater ease and at lower cost by utilizing the options and futures markets.

     The International Equity Fund may enter into futures contracts and options for non-hedging purposes, subject to applicable law. Such transactions may be considered a form of speculation.


     POTENTIAL RISKS OF OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in underlying securities. While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the Adviser or, in the case of the International Equity Fund, the Subadviser, is not successful in employing such instruments in managing a Fund's investments, a Fund's performance will be worse than if a Fund did not make such investments. In addition, a Fund would pay commissions and other costs in connection with such investments, which may increase a Fund's expenses and reduce its return.



     Each Fund other than the Money Market Fund and the Municipal Bond Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by a Fund will be considered an illiquid security. Any OTC Option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. Each Fund other than the International Equity Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets. The International Equity Fund may enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC")), or (ii) for non-hedging purposes provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.



     In order to prevent leverage in connection with the purchase of futures contracts thereon by the Fund, an amount of cash, cash equivalents or liquid securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian. The Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may not invest more than 10% of their net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days; the Emerging Growth Fund and the International Equity Fund are limited to 15% of their net assets. The successful use of futures and options is dependent upon the ability of the Adviser or Subadviser to predict changes in interest rates. The daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option. Transactions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional Information.


     SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS (ALL FUNDS EXCEPT MONEY MARKET FUND). There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     CURRENCY TRANSACTIONS (INTERNATIONAL EQUITY FUND). In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Fund may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and various futures contracts and related options contracts. The Fund will enter into various currency transactions, i.e., forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund may enter into these currency contracts and swaps in primarily the following circumstances to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund has exposure. The Fund may seek to achieve the same economic result by using from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Subadviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

     INTEREST RATE TRANSACTIONS (INTERNATIONAL EQUITY FUND). The Fund will enter into various interest rate transactions (i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments and interest rate swaps). The Fund will enter into these transactions primarily to "lock-in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The Fund will not enter into an interest rate swap transaction in which its interest commitment is greater or measured differently than the interest receivable on specific portfolio securities. Interest rate swaps may be combined with currency swaps to take advantage of rate differentials in different markets on the same or similar securities.

     MARKET INDEX TRANSACTIONS (INTERNATIONAL EQUITY FUND). The Fund may enter into various market index contracts (i.e., index futures contracts on particular non-U.S. securities markets or industry segments and related put and call options). These contracts are used primarily to protect the value of the Fund's securities against a decline in a particular market or industry in which it is invested.

     POTENTIAL RISKS OF CURRENCY TRANSACTIONS, INTEREST RATE TRANSACTIONS AND MARKET INDEX TRANSACTIONS (INTERNATIONAL EQUITY FUND). The Fund will engage in these transactions primarily as a means to hedge risks associated with management of its portfolio. All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities. In addition, these instruments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Fund's obligations. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result from an increase in the value of such currency or security.

     With respect to interest rate swaps, the Fund recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Fund's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Fund's ability to offset the swap at any time.

     SECURITIES OF FOREIGN ISSUERS (ALL FUNDS EXCEPT GOVERNMENT FUND, MUNICIPAL BOND FUND AND MONEY MARKET FUND). The International Equity Fund invests at least 65% of its total assets in the equity securities of foreign issuers and the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may invest up to 20% of the value of their total assets in securities of foreign governments and companies of developed and emerging markets countries.

     Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

     Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See

"Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.

     The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may invest in the securities of developing countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

     One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     FORWARD COMMITMENTS (GOVERNMENT FUND). The Fund may purchase or sell U.S. Government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

     The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

     The Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's Custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

     LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). Each Fund may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 10% of the total value of that Fund's assets (15% in the case of the Emerging Growth Fund and the International Equity Fund), and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. The Adviser or, in the case of the International Equity Fund, the Subadviser, believes the risk of loss on such transactions is slight, because, if a borrower was to default for any reason, the collateral should satisfy the obligation. See the Statement of Additional Information.

     VARIABLE RATE DEMAND NOTES (MUNICIPAL BOND FUND). The Fund may invest in variable rate demand notes ("VRDNs") which are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days' notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. The Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

     STAND-BY COMMITMENTS (MUNICIPAL BOND FUND). The Fund may acquire stand-by commitments with respect to Municipal Bonds held by it. Under a stand-by commitment, a bank or dealer from which Municipal Bonds are acquired agrees to purchase from the Fund, at the Fund's option, the Municipal Bonds at a specified price. Such commitments are sometimes called "liquidity puts."

     The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Bonds (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments generally can be acquired when the remaining maturity of the underlying Municipal Bonds is not greater than one year, and are exercisable by the Fund at any time before the maturity of such obligations.

     The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment generally is not transferable by the Fund, although the Fund can sell the underlying Municipal Bonds to a third party at any time.

     The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund will not exceed one-half of one percent of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund intends to enter into stand-by commitments only with banks and dealers which, in the Adviser's opinion, present minimal credit risks.

     The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying Municipal Bonds which would continue to be valued in accordance with the method of valuation employed by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, the cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.


     DELAYED DELIVERY AND WHEN-ISSUED SECURITIES (MUNICIPAL BOND
FUND). Municipal Bonds may at times be purchased or sold on a "delayed delivery" or a "when-issued" basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the Fund enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Fund maintains a separate account at its custodian bank consisting of cash or liquid securities (valued on a daily basis) equal at all times to the amount of any when-issued commitment.



     RESTRICTED SECURITIES (ALL FUNDS). The Emerging Growth Fund and the International Equity Fund may each invest up to 15% of their net assets in restricted securities and other illiquid assets and the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund may each invest up to 5% of their net assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the Adviser pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

     Notwithstanding the foregoing, due to various state regulations, the Emerging Growth Fund and the International Equity Fund will not invest more than 10% of each Fund's net assets in restricted securities; restricted securities eligible for resale pursuant to Rule 144A are not included within this limitation. In the event that the Funds' shares cease to be qualified under the laws of such states or if such regulations are amended or otherwise cease to be operative, the Funds would not be subject to this 10% restriction.


     PORTFOLIO TURNOVER (ALL FUNDS). Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth Fund and the Government Fund may experience a high rate of portfolio turnover. This may occur, for example, if the Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the Adviser or, in the case of the International Equity Fund, the Subadviser, deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Fund, the Government Fund and the Municipal Bond Fund are not expected to exceed 400%; and the annual turnover rates of the Emerging Growth Fund, the International Equity Fund and the Growth and Income Fund are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. See "Dividends, Distributions and Taxes."



     PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES (ALL FUNDS). The Adviser or, in the case of the International Equity Fund, the Subadviser, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Trust and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuous basis. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The Trust also executes transactions through Alex Brown & Sons, Inc., a director of which is also a Trustee of the Trust. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney, Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Smith Barney and Robinson Humphrey may be considered affiliated persons of the Distributor because they are each an indirect subsidiary of Travelers Group Inc. ("Travelers"). With respect to the International Equity Fund, Smith Barney and Robinson Humphrey are subject to SEC regulations which state that to effect any such transaction, the commissions, fees or other remuneration received by Smith Barney and Robinson Humphrey must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney and Robinson Humphrey to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney and Robinson Humphrey on behalf of the International Equity Fund are consistent with the foregoing standard. Brokerage transactions with Smith Barney and Robinson Humphrey are also subject to such fiduciary standards as may be imposed upon Smith Barney and Robinson Humphrey by applicable law. U.S. Government securities in which the Trust invests are traded in the over-the-counter market. Such securities are generally traded on a net basis with a dealer acting as principal for its own account without a stated commission, although the prices of the securities usually include a profit to the dealer. Most transactions made by the Money Market Fund are principal transactions at net prices which incur little or no brokerage costs. It is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Trust seeks reasonably competitive spreads, the Trust will not necessarily be paying the lowest spread available. Brokerage commissions are paid on transactions in listed options, futures contracts and options thereon. The Adviser or, in the case of the International Equity Fund, the Subadviser, is authorized to place portfolio transactions with broker-dealers participating in the distribution of shares of the Trust if it reasonably believes that the quality of the execution and any commission are comparable to that available from other qualified firms. The Adviser or, in the case of the International Equity Fund, the Subadviser, is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such service if they determine that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser in managing the assets of other advisory accounts managed by the Adviser as well as in the management of the assets of the Trust.

     INVESTMENT IN INVESTMENT COMPANIES. The Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may invest in two other separate investment companies -- Van Kampen American Capital Small Capitalization Fund ("Small Cap Fund") and Van Kampen American Capital Foreign Securities Fund ("Foreign Securities Fund"). The International Equity Fund may invest in the Small Cap Fund. The Small Cap Fund invests in a broad selection of small capitalization securities. The Foreign Securities Fund invests in a broad selection of foreign securities. The shares of the Small Cap Fund and the Foreign Securities Fund are available only to investment companies advised by the Adviser and its affiliates. The Adviser believes that the use of the Small Cap Fund and the Foreign Securities Fund will provide the Funds investing in them with the most effective exposure to the performance of the types of securities in which they invest while at the same time minimizing costs. The Adviser charges no advisory fee for managing the Small Cap Fund or the Foreign Securities Fund, nor are there any sales loads or other charges associated with the distribution of such funds' shares. Other expenses incurred by the Small Cap Fund or the Foreign Securities Fund are borne by them, and thus indirectly by a Fund and the other Van Kampen American Capital funds that invest in them. With respect to such other expenses, the Adviser anticipates that the efficiencies resulting from use of the Small Cap Fund and the Foreign Securities Fund will result in cost savings for the Funds and other Van Kampen American Capital funds investing in them. In large part, these savings will be attributable to the fact that administrative actions that would have to be performed multiple times if each Fund held its own portfolio of small capitalization stocks or foreign securities will need to be performed only once. The Adviser expects that the Small Cap Fund and the Foreign Securities Fund will experience trading costs that will be substantially less than the trading costs that would be incurred if small capitalization stocks or foreign securities were purchased separately for a Fund and other Van Kampen American Capital Funds.



     A Fund will be deemed to own a pro rata portion of each investment of the Small Cap Fund and Foreign Securities Fund. For example, if a Fund's investment in the Small Cap Fund or the Foreign Securities Fund were $10 million, and the Small Cap Fund or Foreign Securities Fund had five percent of its assets invested in the electronics industry, a Fund would be considered to have an investment of $500,000 in the electronics industry.



     RISKS OF INVESTING IN THE SMALL CAP FUND. The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.



     RISKS OF INVESTING IN THE FOREIGN SECURITIES FUND. See "Investment Practices and Risks -- Securities of Foreign Issuers" for a discussion of the risks of investing in foreign securities.


     SHORT SALES AGAINST THE BOX (EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND). Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

     To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

     LEVERAGE (INTERNATIONAL EQUITY FUND). The Fund may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

     Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

INVESTMENT RESTRICTIONS


     RESTRICTIONS APPLICABLE TO ALL OF THE FUNDS. Each Fund has adopted certain restrictions which may not be changed without approval by a vote of a majority of the outstanding voting shares of such Fund (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")). The percentage limitations need only be met at the time the investment is made or other relevant action taken. These restrictions provide, among other things, that a Fund may not:



     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby), or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;



     2. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby.);


     3. With respect to all Funds other than the Emerging Growth Fund and the International Equity Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to the Emerging Growth Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respect to the International Equity Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. (See "Leverage".) Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent the International Equity Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's total assets. The International Equity Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction;


     4. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% (or in the case of the Emerging Growth Fund and the International Equity Fund, 15%) of the market or other fair value of its total net assets; provided, however, that with respect to the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Investment Practices and Risks -- Repurchase Agreements";


     5. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Fund; and

     6. Lend its portfolio securities in excess of 10% (15% in the case of the Emerging Growth Fund and the International Equity Fund) of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.


     7. With respect to Municipal Bond Fund, invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or an exemption or other relief from provisions of the 1940 Act.

     Each state and each political subdivision, agency or instrumentality of such state, and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus. The non-government user of facilities financed by industrial development or pollution control bonds is also considered as a separate issuer. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

     The Emerging Growth Fund retains the right to invest up to 25% of the value of its total assets in one company, but intends to do so only if a particular company is believed to afford better than average prospects in market appreciation at a time when general business conditions and trends in the market as a whole are considered to make greater diversification less desirable.

     In addition to the foregoing, the Trust has adopted additional investment restrictions, which may be changed by the Trustees without a vote of shareholders, as follows:

     FOREIGN INVESTMENTS FOR FUNDS OTHER THAN THE INTERNATIONAL EQUITY FUND. The Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of a Fund's total assets would be invested in such securities.


     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth Fund and the Growth and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put and call options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.


     The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may purchase put and call options which are purchased on an exchange or over-the-counter in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

     The Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.

     The Municipal Bond Fund may engage in futures contracts and related options as described in the Statement of Additional Information.

     ALCOHOL OR TOBACCO. Each Fund, except the International Equity Fund, may not purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

--------------------------------------------------------------------------------
THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

     The Trust is a diversified, open-end management investment company, generally known as a mutual fund, organized as a Massachusetts business trust on January 29, 1987. A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a diversified portfolio of securities by combining their resources in an effort to achieve such goals.


     The Adviser determines the investment of the Trust's assets, provides administrative services and manages the Trust's business and affairs. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



     Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment manager adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



     On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form a new company to be named Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



     Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management of more than $100 billion in customer accounts.



     The Subadviser is located at 388 Greenwich Street, New York, New York 10013. The Subadviser is an indirect wholly-owned subsidiary of Travelers Group Inc., a financial services holding company engaged through its subsidiaries primarily in investment services, consumer finance services, life insurance services and property and casualty insurance services. The Subadviser was formed in 1968 and serves as investment manager to numerous other investment companies having aggregate assets of approximately $80 billion as of December 31, 1996.



     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under separate investment advisory agreements with each Fund, the Trust pays the Adviser an annual fee for the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund, calculated separately for each Fund at the following rates: 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the International Equity Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trust believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. The Adviser has entered into a subadvisory agreement (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions with respect to the International Equity Fund. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser from the International Equity Fund. The Trust pays the Adviser an annual fee for the Government Fund of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. For the Municipal Bond Fund, the Trust pays the Adviser an annual fee of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $3 billion. For the Money Market Fund, the Trust pays the Adviser an annual fee of 0.50% of the first $2 billion of the Fund's average daily net assets; 0.475% of the next $2 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $4 billion. The fee is computed daily and payable monthly with respect to each Fund. Each of the investment advisory agreements described above is referred to in this Prospectus as an "Advisory Agreement" and together, as the "Advisory Agreements."


     Under the Advisory Agreement with the International Equity Fund, the Adviser is responsible for furnishing or causing to be furnished to the Fund advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the International Equity Fund, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. Pursuant to the Subadvisory Agreement, the Subadviser is responsible for the day to day operations and investment decisions for the International Equity Fund and is authorized, in its discretion and without prior consultation with the Adviser, to: (a) manage the Fund's assets in accordance with its investment goal and policies; (b) make investment decisions; (c) place purchase and sale orders for portfolio transactions; and (d) employ professional portfolio managers and securities analysts who provide research services.


     Under each of the foregoing Advisory Agreements, the Trust also reimburses the Adviser for the actual cost of the Trust's accounting services, which include maintaining its financial books and records and calculating the daily net asset value of each Fund. Operating expenses paid by the Trust include transfer agency fees, custodian fees, legal and auditing fees, trustees' fees, the cost of registration of its shares under federal laws and state blue sky laws, the cost of reports and proxies to shareholders, and all other ordinary business expenses not specifically assumed by the Adviser or any other party.


     The Adviser and, in the case of the International Equity Fund, the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount.


     PERSONAL INVESTING POLICIES. The Trust and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to pre-clearance and other procedures designed to prevent conflicts of interest.


     PORTFOLIO MANAGEMENT. Stephen Boyd has been primarily responsible for the day-to-day management of the Growth Fund's investment portfolio since 1989. Mr. Boyd is Senior Vice President of the Adviser. James Gilligan has been primarily responsible for the day-to-day management of the Growth and Income Fund's investment portfolio since July 11, 1994. Mr. Gilligan is Senior Vice President of the Adviser. John Reynoldson has been primarily responsible for the day-to-day management of the Government Fund's investment portfolio since 1988. Mr. Reynoldson is Senior Vice President of the Adviser. David Troth has been primarily responsible for the day-to-day management of the Money Market Fund's investment portfolio since its inception. Mr. Troth is Senior Vice President of the Adviser. Mr. Troth was formerly Investment Vice President of the Adviser from March, 1978 to July, 1991. Timothy D. Haney has been primarily responsible for the day-to-day management of the Municipal Bond Fund's investment portfolio since June 13, 1996. Mr. Haney is Assistant Vice President of the Adviser. Mr. Haney has been employed by Van Kampen American Capital Investment Advisory Corp., an affiliate of the Adviser, for the last five years. Gary M. Lewis has been primarily responsible for the day-to-day management of the Emerging Growth Fund's investment portfolio since its inception. Mr. Lewis is Senior Vice President of the Adviser. Since June 1995, Messrs. Boyd, Gilligan, Reynoldson, Troth and Lewis have been Vice Presidents of Van Kampen American Investment Advisory Corp. an affiliate of the Adviser.



     The International Equity Fund is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. James Conheady, Rein van der Does and Jeffrey Russell, all Managing Directors of Smith Barney, are members of the international equity team and are responsible for the day to day operations of the Fund, including making all investment decisions.


--------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
--------------------------------------------------------------------------------

     The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares of each Fund that is most beneficial given the amount of the purchase and the length of time the investor expects to hold the shares.


     CLASS A SHARES. Class A shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are sold at net asset value plus an initial maximum sales charge of up to 5.50% of the offering price. Class A shares of the Government Fund and Municipal Bond Fund are sold at net asset value plus an initial maximum sales charge of up to 4.75% or 4.50%, respectively, of the offering price. Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a contingent deferred sales charge of one percent may be imposed on redemptions made within one year of the purchase. Class A shares of the Money Market Fund are sold at net asset value. Class A shares of each Fund are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets (0.10% for the Money Market Fund) attributable to the Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges. See "Purchase of Shares -- Class A Shares."



     CLASS B SHARES. Class B shares of each Fund (other than the Money Market
Fund) are sold at net asset value and are subject to a contingent deferred sales charge if they are redeemed within five years of purchase. Class B shares of each Fund (other than Money Market Fund) are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to the Class B shares and an ongoing distribution fee at an annual rate of 0.75% of each Fund's aggregate average daily net assets attributable to the Class B shares. Class B shares of the Money Market Fund are available only through exchanges by Class B shareholders of another Common Sense Fund and remain subject to the contingent deferred sales charge imposed by the original fund. The Money Market Fund pays a distribution fee at the rate of 0.75% of its average daily net assets attributable to Class B shares. The ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A or Class 1 shares. See "Purchase of Shares -- Class B Shares." Class B shares of each Fund will automatically convert to Class A shares six years after the shareholder's order to purchase was accepted. See "Conversion Feature" herein for discussion on applicability of the conversion feature to Class B shares.



     CLASS 1 SHARES. Class 1 shares are available only to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Class 1 shares of each Fund (other than the Money Market Fund) are sold at net asset value plus an initial maximum sales charge. See "Purchase of Shares -- Class 1 Shares."


     CONVERSION FEATURE. Class B shares of each Fund will automatically convert to Class A shares six years after the shares were purchased and will no longer be subject to the distribution fee. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B shares of each Fund that have been outstanding for a period of time sufficient for the Distributor to have been substantially compensated for distribution expenses related to the Class B shares as the case may be, from the burden of the ongoing distribution fee.

     For purposes of conversion to Class A, shares purchased of each Fund through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.


     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution fee and incremental transfer agency costs, if any, with respect to Class B shares does not result in a Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) the conversion of shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares may be suspended if such an opinion is no longer available and such shares might continue to be subject to the distribution fee for an indefinite period which may extend beyond the period ending six years after the shareholder's order to purchase was accepted.


     FACTORS FOR CONSIDERATION. In deciding which class of shares to purchase, investors should take into consideration their investment goals, present and anticipated purchase amounts, time horizons and temperaments. Investors should consider whether, during the anticipated life of their investment in each Fund, the accumulated distribution fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A or Class 1 shares, if any, purchased at the same time, and to what extent such differential would be offset by the higher dividends per share on Class A or Class 1 shares. To assist investors in making this determination, the table under the caption "Expense Synopsis" sets forth examples of the charges applicable to each class of shares. In this regard, Class A or Class 1 shares may be more beneficial to the investor who qualifies for reduced initial sales charges, as described herein under "Purchase of Shares -- Class A Shares -- Class 1 Shares." For these reasons, the Distributor will reject any order of $500,000 or more for Class B shares.

     Class A and Class 1 shares of each Fund are not subject to an ongoing distribution fee and, accordingly, receive correspondingly higher dividends per share than Class B shares. However, because initial sales charges, if any, are deducted at the time of purchase, investors in Class A or Class 1 shares of all Funds other than the Money Market Fund do not have all their funds invested initially and, therefore, initially own fewer shares. Other investors might determine that it is more advantageous to purchase Class B shares and have all their funds invested initially, although remaining subject to ongoing distribution fees and, for a five-year period being subject to a contingent deferred sales charge. Ongoing distribution fees on Class B shares will be offset to the extent of the additional funds originally invested and any return realized on those funds. There can, of course, be no assurance as to the return, if any, which will be realized on such additional funds.


     Class A or Class 1 shares of all Funds other than the Money Market Fund may be appropriate for investors who prefer to pay the sales charge up front, want to take advantage of the reduced sales charges available on larger investments, wish to maximize their current income from the start or prefer not to pay redemption charges. Class B shares may be appropriate for investors who wish to avoid a front-end sales charge or wish to put 100% of their investment dollars to work immediately.


     The distribution expenses incurred by the Distributor in connection with the sale of the shares of each Fund other than the Money Market Fund will be reimbursed, in the case of Class A or Class 1 shares, from the proceeds of the initial sales charge and, in the case of Class B shares, from the proceeds of the ongoing distribution fee and any contingent deferred sales charge incurred upon redemption within five years, of purchase. Registered representations of PFS Investments Inc. ("PFS Investments") distributing each Fund's shares may receive differing compensation for selling Class A, Class B or Class 1 shares of such Fund. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE CONTINGENT DEFERRED SALES CHARGE AND ONGOING DISTRIBUTION FEE WITH RESPECT TO THE CLASS B SHARES OF EACH FUND ARE THE SAME AS THOSE OF THE INITIAL SALES CHARGE WITH RESPECT TO CLASS A OR CLASS 1 SHARES. See "Distribution Plans."

     GENERAL. Dividends paid by each Fund with respect to Class A, Class B and Class 1 shares will be calculated in the same manner at the same time on the same day, except that the distribution fees and any incremental transfer agency costs relating to Class B shares will be borne by the respective class. See "Dividends, Distributions and Taxes." Shares of a Fund may be exchanged, subject to certain limitations, for shares of the same class of the other Funds offered in this Prospectus. See "Shareholder Services -- Exchange Privilege."


--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

GENERAL


     Each Fund, other than the Money Market Fund, offers two classes of shares to the public on a continuous basis through the Distributor, an indirect subsidiary of Travelers, 65 East 55th Street, New York, New York 10022. As of May 20, 1996, all of the previously outstanding shares of the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund were redesignated as Class 1 shares without any other changes, and Class A and Class B shares were authorized for issuance. As of May 20, 1996, Class 1 shares were authorized for issuance for the Emerging Growth Fund and the International Equity Fund. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other

Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Each class of shares represents an interest in the same portfolio of investments of a Fund.


     Shares of beneficial interest in each Fund are available through PFS Investments, an affiliate of Travelers. Initial investments in a Fund must be at least $250 and subsequent investments must be at least $25. The Distributor may waive the minimum amount for initial investment for shares involving periodic investments. The Trust reserves the right to suspend the sale of any Fund's shares to the public in response to conditions in the securities markets or for other reasons and to refuse any order for the purchase of shares.



     Shares may be purchased on any business day by completing the application accompanying this Prospectus and forwarding the application through PFS Investments to PFS Shareholder Services (the "Transfer Agent"), 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.



     Additionally, investments of $25,000 or more may be made by having your bank wire federal funds (funds of the Federal Reserve System) to the Transfer Agent's bank. Wire transfers will only be accepted on days your bank, the Transfer Agent, the Trust, and NationsBank Global Finance are open for business. Your wired funds must be received by 4:00 p.m. Eastern time by NationsBank Global Finance to be credited to your account that day. Otherwise, your wire purchase will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by the Trust. If the wire purchase does not contain the information stated below, the Trust may reject it. Any delays that may occur in wiring funds, including delays in processing by the banks, are not the responsibility of the Trust or Transfer Agent.


     You must pay any charge assessed by your bank for the wire service. If a wire transfer is rejected, all money received by the Trust, less any costs incurred by the Trust or Transfer Agent in rejecting it, will be returned promptly.

     To insure the proper handling of your investment, the following procedures should be observed:


          New Account Procedures -- If the wire transfer is for a new account, you and your PFS Investments representative should call the Transfer Agent's Customer Service Department at (800) 544-5445. They will assist you in establishing your account and processing your wire purchase.



          Existing Account Procedures -- If the wire transfer is for an existing account, the wire must be sent to NationsBank Global Finance, Routing Number 111000012, Dallas, Texas. It should state the following:



               "Credit PFS Shareholder Services Account #3750618260


               For Further Credit to CST Account # ______________ (your account number)

               For ____________________________ (your name)"


     Upon executing your wire transfer, you or your PFS Investments representative should contact the Transfer Agent's Customer Service Department to notify them of your name, your Trust account number and the name of the bank transmitting the federal funds.



     Shares are offered at the next determined net asset value per share, with or without a front-end or contingent deferred sales charge depending on the method of purchasing shares chosen by the investor, as shown in tables herein. Net asset value per share of each Fund is computed as of the close of trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day the Exchange is open for trading, except in the case of the Money Market Fund, for which net asset value is computed as of 12:00 noon Eastern time on each such day. Net asset value per share of each class of each Fund is determined by dividing the value of all the portfolio securities held by such Fund, cash, and other assets (including accrued interest) attributable to each class less all liabilities (including accrued expenses) attributable to each class by the total number of shares of the class outstanding of the Fund. The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio security at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides for certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security.


     Shares of the Money Market Fund are offered at the next determined net asset value after a purchase order becomes effective, which is when the check payment is converted into federal funds. A check payment is normally converted into federal funds on the second business day following receipt of payment by the Transfer Agent. With respect to the other Funds, the price paid for shares purchased is based on the net asset value next computed after an order is received by the Transfer Agent. For a discussion of the methods used to value the portfolio securities of each Fund, see the Statement of Additional Information.

     Generally, the net asset values per share of the Class A, Class B and Class 1 shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A, Class B and Class 1 shares may differ from one another, reflecting the daily expense accruals of the distribution and incremental transfer agency fees, if any, applicable with respect to the Class B shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value after an order in proper form is received by the Transfer Agent plus applicable Class A or Class 1 sales charges.

     Each class of shares of each Fund represents an interest in the same portfolio of investments of such Fund, has the same rights and is identical in all respects, except that (i) Class B shares bear the expenses of the contingent deferred sales arrangement and any expenses (including the distribution fee and any incremental transfer agency costs) resulting from such sales arrangement,
(ii) each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan pursuant to which its distribution fee and service fee is paid which relate to a specific class, and (iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. See "Distribution Plans" and "Shareholder Services -- Exchange Privilege." The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by the amount of the distribution fee and incremental expenses, if any, associated with such distribution fee. Registered representatives of PFS Investments distributing each Fund's shares may receive differing compensation for selling Class A, Class B or Class 1 shares.


CLASS A SHARES

     For each Fund other than the Money Market Fund the public offering price of Class A shares is the next determined net asset value plus a sales charge, as set forth herein. Class A shares of the Money Market Fund are offered at net asset value without sales charge.

SALES CHARGE TABLES

EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND

                                                                                                 REALLOWED
                                                                                                   TO PFS
                                                                  AS % OF                       INVESTMENTS
                                                                    NET           AS % OF        (AS A % OF
 SIZE OF                                                           AMOUNT         OFFERING        OFFERING
INVESTMENT                                                        INVESTED         PRICE          PRICE)*
------------------------------------------------------------------------------------------------------------
Less than $50,000...........................................       5.82%           5.50%           4.75%
$50,000 but less than $100,000..............................       4.99%           4.75%           4.00%
$100,000 but less than $250,000.............................       3.90%           3.75%           3.25%
$250,000 but less than $500,000.............................       3.09%           3.00%           2.50%
$500,000 but less than $1,000,000...........................       2.04%           2.00%           1.75%
$1,000,000 or more..........................................         **              **              **
------------------------------------------------------------------------------------------------------------

GOVERNMENT FUND

                                                                                                 REALLOWED
                                                                                                   TO PFS
                                                                  AS % OF                       INVESTMENTS
                                                                    NET           AS % OF        (AS A % OF
 SIZE OF                                                           AMOUNT         OFFERING        OFFERING
INVESTMENT                                                        INVESTED         PRICE          PRICE)*
------------------------------------------------------------------------------------------------------------
Less than $100,000..........................................       4.99%           4.75%           4.00%
$100,000 but less than $250,000.............................       3.90%           3.75%           3.25%
$250,000 but less than $500,000.............................       3.09%           3.00%           2.50%
$500,000 but less than $1,000,000...........................       2.04%           2.00%           1.75%
$1,000,000 or more..........................................         **              **              **
------------------------------------------------------------------------------------------------------------

MUNICIPAL BOND FUND

                                                                                                 REALLOWED
                                                                                                   TO PFS
                                                                  AS % OF                       INVESTMENTS
                                                                    NET           AS % OF        (AS A % OF
 SIZE OF                                                           AMOUNT         OFFERING        OFFERING
INVESTMENT                                                        INVESTED         PRICE          PRICE)*
------------------------------------------------------------------------------------------------------------
Less than $100,000..........................................       4.71%           4.50%           3.75%
$100,000 but less than $250,000.............................       3.90%           3.75%           3.25%
$250,000 but less than $500,000.............................       3.09%           3.00%           2.50%
$500,000 but less than $1,000,000...........................       2.04%           2.00%           1.75%
$1,000,000 or more..........................................         **              **              **
------------------------------------------------------------------------------------------------------------


 *Additionally, the Distributor will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3.00%.


**Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $1 million in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The contingent deferred sales charge on Class A shares is payable to the Distributor, which in turn pays PFS Investments to compensate its PFS Investment representatives whose clients make purchases of $1 million or more. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class B shares is waived. See "Purchase of Shares -- Class B Shares."

     Class A shares of the Funds may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retirement Income

Security Act of 1974, as amended. Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. The Distributor may pay PFS Investments representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Transfer Agent at (800) 544-5445 for further information and appropriate forms.


     PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments representatives that sell shares of the Trust.

     Investors purchasing Class A shares may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described herein.

     Volume Discounts. The size of the investment shown in the preceding tables applies to the total amount being invested by any person in shares of the indicated Fund alone, or in any combination of shares of the Fund and shares of other Funds (except Money Market Fund). A person eligible for a volume discount includes an individual; members of a family unit comprising husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.


     Cumulative Purchase Discount. The size of investment shown in the preceding tables may also be determined by combining the amount being invested in shares of the indicated Fund plus the current offering price of all shares of other Funds (except the Money Market Fund) which have been previously purchased and are still owned. Shares previously purchased are only taken into account, however, if the Transfer Agent is notified by the shareholder at the time an order is placed for a purchase which would qualify for a reduced sales load on the basis of the current value of previous purchases and if sufficient information is furnished to permit confirmation of such purchases.



     Letter of Intent. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating all investments over a 13-month period to determine the sales load as outlined in the preceding tables. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. The size of investment shown in the preceding tables also includes purchases of shares of any other Common Sense Fund (except the Money Market
Fund) over a 13-month period, based on the total amount of intended purchases plus the value of all shares at the offering price of such Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charge applicable to the aggregate purchases made and the sales charge previously paid. The initial purchase must be for an amount equal to at least 5.00% of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustment in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form included in this Prospectus.


CLASS B SHARES


     For each Fund, other than the Money Market Fund, Class B shares are offered at the next determined net asset value. Class B shares which are redeemed within five years of purchase are subject to a contingent deferred sales charge at the rates set forth in the following tables charged as a percentage of the dollar amount subject thereto. The charge is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gains distributions. With respect to the Money Market Fund, Class B shares acquired in exchange for Class B shares of another Common Sense Fund remain subject to the contingent deferred sales charge of the original fund.

     The amount of the contingent deferred sales charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


                                                             CONTINGENT DEFERRED SALES CHARGE
                                                                    AS A PERCENTAGE OF
YEAR SINCE PURCHASE                                          DOLLAR AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------
First.......................................................              5.00%
Second......................................................              4.00%
Third.......................................................              3.00%
Fourth......................................................              2.50%
Fifth.......................................................              1.50%
Sixth.......................................................               None
------------------------------------------------------------


GOVERNMENT FUND AND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


                                                             CONTINGENT DEFERRED SALES CHARGE
                                                                    AS A PERCENTAGE OF
YEAR SINCE PURCHASE                                          DOLLAR AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------
First.......................................................              4.00%
Second......................................................              4.00%
Third.......................................................              3.00%
Fourth......................................................              2.50%
Fifth.......................................................              1.50%
Sixth.......................................................               None
------------------------------------------------------------



     In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares acquired pursuant to reinvestment of dividends or distributions, second of shares held for over five years and third of shares held for less than five years. The charge is not applied to dollar amounts representing an increase in the net asset value since the time of purchase.



     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired ten additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), ten shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a deferred sales charge at a rate of 4.00% (the applicable rate in the second year after purchase).



     A commission or transaction fee of 4.00% of the purchase amount will be paid to PFS Investments at the time of purchase. Additionally, the Distributor may, from time to time, pay additional promotional incentives in the form of cash or other compensation, to PFS Investments representatives that sell Class B shares of the Fund.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE

     The contingent deferred sales charge is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with certain distributions from an IRA or other retirement plan, (iii) pursuant to the Trust's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Trust to liquidate a shareholder's account as described herein under "Redemption of Shares." See the Statement of Additional Information for further discussion of waiver provisions.

CLASS 1 SHARES

     Class 1 shares are only offered to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Class 1 shares are offered to the limited group of investors described above at the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLES


EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND


                                                                                          REALLOWED
                                                                                           TO PFS
                                                                                         INVESTMENTS
                                                               AS % OF      AS % OF      (AS A % OF
                          SIZE OF                             NET AMOUNT    OFFERING      OFFERING
                         INVESTMENT                            INVESTED      PRICE         PRICE)*
-----------------------------------------------------------------------------------------------------
Less than $10,000...........................................     9.29%        8.50%         7.00%
$10,000 but less than $25,000...............................     8.40%        7.75%         6.25%
$25,000 but less than $50,000...............................     6.38%        6.00%         5.00%
$50,000 but less than $100,000..............................     4.71%        4.50%         3.75%
$100,000 but less than $250,000.............................     3.63%        3.50%         3.00%
$250,000 but less than $400,000.............................     2.56%        2.50%         2.00%
$400,000 but less than $600,000.............................     2.04%        2.00%         1.60%
$600,000 but less than $5,000,000...........................     1.01%        1.00%         0.75%
$5,000,000 or more..........................................     0.25%        0.25%         0.20%
-----------------------------------------------------------------------------------------------------

GOVERNMENT FUND

                                                                                          REALLOWED
                                                                                           TO PFS
                                                                                         INVESTMENTS
                          SIZE OF                              AS % OF      AS % OF      (AS A % OF
                         INVESTMENT                           NET AMOUNT    OFFERING      OFFERING
                                                               INVESTED      PRICE         PRICE)*
-----------------------------------------------------------------------------------------------------
Less than $25,000...........................................     7.24%        6.75%         6.00%
$25,000 but less than $50,000...............................     6.10%        5.75%         5.00%
$50,000 but less than $100,000..............................     4.44%        4.25%         3.50%
$100,000 but less than $250,000.............................     3.63%        3.50%         2.75%
$250,000 but less than $500,000.............................     2.56%        2.50%         2.00%
$500,000 but less than $1,000,000...........................     2.04%        2.00%         1.60%
$1,000,000 but less than $2,500,000.........................     1.01%        1.00%         0.75%
$2,500,000 but less than $5,000,000.........................     0.50%        0.50%         0.40%
$5,000,000 or more..........................................     0.25%        0.25%         0.20%
-----------------------------------------------------------------------------------------------------

MUNICIPAL BOND FUND


                                                                                          REALLOWED
                                                                                           TO PFS
                                                                                         INVESTMENTS
                                                               AS % OF      AS % OF      (AS A % OF
                          SIZE OF                             NET AMOUNT    OFFERING      OFFERING
                         INVESTMENT                            INVESTED      PRICE         PRICE)*
-----------------------------------------------------------------------------------------------------
Less than $100,000..........................................     4.99%        4.75%         4.25%
$100,000 but less than $250,000.............................     3.90%        3.75%         3.25%
$250,000 but less than $500,000.............................     3.09%        3.00%         2.50%
$500,000 but less than $1,000,000...........................     2.04%        2.00%         1.60%
$1,000,000 but less than $2,500,000.........................     1.01%        1.00%         0.75%
$2,500,000 but less than $5,000,000.........................     0.50%        0.50%         0.40%
$5,000,000 or more..........................................     0.25%        0.25%         0.20%
-----------------------------------------------------------------------------------------------------


* Additionally, the Distributor will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3%.

     PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments representatives that sell shares of the Trust.


     Class 1 Shares of the Trust may be purchased at net asset value by the Primerica Plan for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. The Distributor may pay PFS Investment representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Transfer Agent at (800) 544-5445 for further information and appropriate forms.


     Investors purchasing Class 1 shares may under certain circumstances be entitled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described herein under "Purchases of Shares -- Class A Shares -- Volume Discounts, Cumulative Purchase Discount and Letter of Intent."

--------------------------------------------------------------------------------
DISTRIBUTION PLANS
--------------------------------------------------------------------------------


     Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares ("distribution expenses") and servicing its shareholders in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such Rule, the Trustees of the Trust, and the shareholders of Class A and Class B of each Fund have adopted two Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." Each Distribution Plan is in compliance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD Rules") applicable to mutual fund sales charges. The NASD Rules limit the annual distribution costs and service fees that a mutual fund may impose on a class of shares. The NASD Rules also limit the aggregate amount which the Fund may pay for such distribution costs. Under the Class A Plan, a Fund pays 0.25% per annum of its average daily net assets attributable (0.10% for the Money Market Fund) to such class of shares to the Distributor as a service fee. The service fee is intended to cover personal services provided to Class A shareholders of a Fund by representatives of PFS Investments and the maintenance of their accounts.



     Under the Class B Plan, Class B shares of each Fund other than the Money Market Fund are subject to a combined annual distribution fee and service fee at the rate of 1.00% of a Fund's aggregate average daily net assets attributable to such class of shares. Payments by each Fund, other than the Money Market Fund, to the Distributor under the Class B Plan are used to make service fee payments to PFS Investments of 0.25% per annum of average daily net assets. With respect to the Money Market Fund, Class B shares are subject only to an annual distribution fee at the rate of 0.75% of the Fund's aggregate average daily net assets attributable to such class of shares. Each Fund pays the Distributor 0.75% of the aggregate average daily net assets of Class B shares, as compensation for providing sales and promotional activities and services. Such activities and services relate to the sale, promotion and marketing of the Class B shares. The expenditures of the Distributor may consist of sales commissions to PFS Investments for selling Class B shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class B shares of a Fund and the costs of preparing and distributing promotional materials with respect to such Class B shares.



     The Distributor receives the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares, and may use these proceeds for any of the distribution and service expenses described above.



     During the period they are in effect, the Class A Plan and the Class B Plan obligate each Fund to pay service fees and distribution fees or, in the case of the Class B Plan for the Money Market Fund, distribution fees only, to the Distributor as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed its service or distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if the Distributor's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the service fees and distribution fees to the Distributor until either the applicable Plan is terminated or not renewed. In that event, the Distributor's expenses in excess of service fees and distribution fees received or accrued through the termination date will be the Distributor's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of each Fund's Plans, the Trustees will review each Plan and the Distributor's corresponding expenses for each class separately.



     Actual distribution expenditures paid by the Distributor with respect to Class B shares for any given year are expected to exceed the fees received pursuant to the Class B Plan and payments received pursuant to contingent deferred sales charges. Such excess will be carried forward and may be reimbursed by the Fund or its shareholders from payments received through contingent deferred sales charges in future years and from payments under the Class B Plan so long as such Plan is in effect. For example, if in a fiscal year the Distributor incurred distribution expenses under the Class B Plan of $1 million, of which $500,000 was recovered in the form of contingent deferred sales charges paid by investors and $400,000 was reimbursed in the form of payments made by the Fund to the Distributor under the Class B Plan, the balance of $100,000, would be subject to recovery in future fiscal years from such sources. For the last fiscal year, the unreimbursed expenses incurred by the Distributor under the Class B Plan and carried forward for the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund were approximately $1,273,267 or 3.26%, $254,870 or 3.17%, $2,315,074 or 3.12%, $1,668,541 or
3.20%, $588,370 or 4.25% and $25,492 or 3.91%, respectively of the Class B shares' net assets.


     If the Class B Plan was terminated or not continued, the Fund would not be contractually obligated and has no liability to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


     The Trust offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. A CST Shareholder Service Form should be completed to effect a change or cancel any Common Sense Trust account option. The CST Shareholder Service Form is provided in the CST New Account Welcome Package. Additional CST Shareholder Service Forms may be obtained from the Transfer Agent. Customer Service representatives are available from 9:00 a.m. to 6:00 p.m. Monday through Friday (Eastern time) to assist you. If you prefer a Spanish-speaking representative, please call (800) 544-7278 (Monday through Friday). TDD service is available for the hearing impaired at (800) 824-1721.


SHAREHOLDER SERVICES APPLICABLE TO ALL CLASSES

     INVESTMENT ACCOUNT. Each shareholder of record has an investment account under which shares are held by the Transfer Agent. The Trust recommends that shares be left on deposit with the Transfer Agent. If a share certificate is desired, it is issued only for full shares (preferably 100 shares or more) and must be requested in writing from the Transfer Agent for each transaction. Except as described below, after each share transaction in an account, the shareholder will receive a report showing the activity in the account. A quarterly report will be sent to shareholders utilizing the pre-authorized check plan. Additions to an investment account may be made at any time by mailing a check directly to the Transfer Agent.


     REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of a Fund. Such shares are acquired at net asset value (without a sales charge). This reinvestment is automatic unless the shareholder instructs otherwise. The investor may, on the CST Additional New Account Options Form accompanying this Prospectus, instruct that dividends and capital gains distributions be paid in cash or be credited to another account of a Fund described in this Prospectus. If you are changing this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.



     PRE-AUTHORIZED CHECK PLAN. A pre-authorized check plan is available under which a shareholder can authorize the Transfer Agent to draw on a bank account on a regular basis to invest pre-determined amounts in shares of a Fund. To establish or change an existing pre-authorized check plan, a shareholder should give the Transfer Agent ten days prior notice before drawing on such bank account. You may choose to have your draft on any day of the month and the Transfer Agent will submit the draft to your bank on that day. Additionally, the Transfer Agent will purchase shares in your Common Sense Trust account on the day indicated for the amount of the draft. If the draft is returned to the Transfer Agent from the depository bank, it may attempt to redeposit the draft in an effort to collect the proceeds before cancelling the shares bought with the draft. A shareholder may designate in the application to increase the amount of the pre-authorized check on an automatic basis. Additional information is contained in the application accompanying this Prospectus. There is no charge for establishing a pre-authorized check plan. Standard Pre-Authorized Check Plan minimum draft amount is $25. A charge of $25 will be imposed on a shareholder's account for any check returned for insufficient funds.



     RETIREMENT PLAN. Eligible investors may establish individual retirement accounts ("IRAs"). PFS Investments, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 serves as custodian under IRA, SEP and 403(b)(7) plans. Details regarding fees, as well as plan administration, and other details regarding this Retirement Plan is available from PFS Investments' registered representatives.


     EXCHANGE PRIVILEGE. Shares of any Fund may be exchanged for shares of the same class of any of the other Funds described in this Prospectus upon payment of the excess, if any, of the sales charge applicable to the Fund being acquired over the sales charge paid on the purchase. Shares of the Money Market Fund may be exchanged for shares of the other Funds upon payment of the sales charge applicable to shares of the Fund being acquired unless a sales charge previously has been paid.

     Class B shareholders of a Fund have the ability to exchange their shares ("original shares") for the same class of shares of any other Fund described in this Prospectus that offers such class of shares ("new shares") in an amount equal to the aggregate net asset value of the original shares without the payment of any contingent deferred sales charge otherwise due upon redemption of the original shares. For purposes of computing the contingent deferred sales charge payable upon a redemption of the new shares, the holding period for the original shares is added to the holding period of the new shares. Class B shareholders would remain subject to the contingent deferred sales charge imposed by the original fund upon the redemption from the Common Sense family of funds

     Shares of the fund to be acquired must be registered for sale in the investor's state. Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes, although if the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired. A Fund reserves the right to reject any order to acquire its shares through exchange, or otherwise modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment. See the Statement of Additional Information.

     A shareholder wishing to make an exchange may do so by completing a CST Exchange Form and sending it to the Transfer Agent. A signature guarantee and other documentary evidence may be required for certain registrations other than individual accounts (e.g., corporation, trust, etc.). Exchanges are effected at the net asset value next calculated after the request is received in good order. See "Purchase of Shares" and "Redemption of Shares." If the exchanging shareholder does not have an account in the Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan or a pre-authorized bank draft for the new account, however, an exchanging shareholder must file a specific written request.

     A shareholder may utilize the Transfer Agent's Facsimile Transaction Line ("FAX") to effect an exchange as long as a signature guarantee or other documentary evidence is not required. Exchange requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile exchanges may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular exchange procedure described above. Facsimile exchanges received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     An investor considering an exchange should refer to the prospectus for additional information regarding such fund prior to investing.


     SYSTEMATIC EXCHANGE. A shareholder has the option to systematically exchange a dollar or share amount on a monthly basis. You may automatically exchange shares from one CST account for shares in another CST account on a regular schedule (e.g., monthly or quarterly). The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The minimum exchange amount is $50. You may add this service to your account by completing the CST Additional New Account Options Form accompanying this Prospectus, and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.


     SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which any capital gain or loss will be recognized. The planholder may arrange for monthly, quarterly, semiannual or annual checks in any amount not less than $50, in multiples of $5, unless specifically authorized by the Distributor.


     Class B shareholders who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment in a Fund at the time the election to participate in the plan is made. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge" and the Statement of Additional Information.



     Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. There is no charge for establishing a systematic withdrawal plan. You may add this service to your account by completing the CST Additional New Account Options Form accompanying this Prospectus and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.


     DOLLAR COST AVERAGING. Special services are available that enable investors to take advantage of dollar cost averaging through automatic monthly investments. Dollar cost averaging involves the investment of a fixed dollar amount in investment vehicles such as the Funds at pre-set intervals. This practice will result in more shares being purchased when a Fund's net asset value is relatively low, and fewer shares being purchased when a Fund's net asset value is relatively high. Therefore, the investor's overall cost of shares purchased is lower than it would be if the investor purchased a fixed number of shares at pre-set intervals.

     Investors may purchase shares of any of the Funds by using pre-authorized checks drawn on the investor's bank account. See "Pre-Authorized Check Plan." Further information on automatic investing and the advantages of dollar cost averaging is set forth in the Statement of Additional Information.


     ACCOUNT STATEMENTS AND REPORTS. A client will receive several statements and reports as a Common Sense Trust shareholder. Each time a financial transaction occurs, a confirmation statement identifying the shares bought or sold will be mailed. On an annual basis, each January, a year-end statement detailing the previous year's transactions will be provided. Information required for income-tax reporting will also be distributed to shareholders, usually in January.

     In addition to the above shareholder activity statements, a Semi-Annual and Annual Financial Report will be distributed which includes a Statement of Net Assets identifying each security a Fund is invested in.


     Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $10 charge for each Account Transcript requested.

     Additional information regarding the Trust's services may be obtained by contacting the Client Services Department at (800) 544-5445.

SHAREHOLDER SERVICES APPLICABLE TO CLASS A AND CLASS 1 SHAREHOLDERS ONLY


     CHECK WRITING PRIVILEGE. A Class A or Class 1 shareholder holding shares of the Government Fund, the Money Market Fund and the Municipal Bond Fund for which certificates have not been issued may appoint the Fund's Transfer Agent as agent and request, on the application form, special forms of drafts payable through Fidelity National Bank ("Fidelity"). The Transfer Agent issues these drafts on behalf of the Fund in books of ten drafts, for which there is a charge by the Fund of $7.50 per book. These drafts may be made payable by the shareholder to the order of any person in any amount of $250 or more. When a draft is presented to Fidelity for payment, full and fractional shares required to cover the amount of the draft will be redeemed from the shareholder's account by the Transfer Agent at the next determined net asset value. Any gain or loss realized on the sale of shares is a taxable event. See "Redemption of Shares." Drafts will not be honored for redemption of shares held less than fifteen (15) days, or until the Transfer Agent is presented with satisfactory evidence that the purchase check has cleared. Any shares for which there are outstanding certificates may not be redeemed by draft. If the amount of the draft is greater than the proceeds of all uncertificated shares held in the shareholder's account, the draft will be returned and the shareholder may be subject to additional charges imposed by banks. A shareholder may not liquidate the entire account by means of a draft. The check writing privilege may be terminated or suspended at any time by the Fund or Fidelity. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on the Government Fund, the Municipal Bond Fund and the Money Market Fund checks. Fidelity will only honor those drafts authorized by the Trust. Generally, a properly completed Check Writing Card is all that is required for the Check Writing Privilege. With certain registrations other than individual or joint owners, however, other documents and signature guarantees may be necessary.


--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Shareholders may redeem for cash some or all of their shares of any Fund at any time by sending a written request in proper form directly to the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. There is no charge for a redemption. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.


     As described herein under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge. In addition, a contingent deferred sales charge of 1.00% may be imposed on redemptions of Class A shares made within one year of purchase for investments of $1 million or more. The contingent deferred sales charge incurred upon redemption is paid to the Distributor in reimbursement for the distribution-related expenses. See "Purchase of Shares." A custodian of a retirement plan account may charge redemption fees based on the custodian's fee schedule.


     The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not to be paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

     Generally, a properly completed CST Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. All 403(b)(7) distributions will have the 20% mandatory withholding deducted unless the proceeds are payable to a new Custodian/Trustee as successor Custodian/Trustee. A Letter of Acceptance from the successor Custodian/Trustee is required and must accompany the distribution request.

     A shareholder may utilize the Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Transfer Agent. Payment for shares redeemed will be made by check mailed within seven days after acceptance by the Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

     After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.


     The Trust may redeem any shareholder account with a net asset value of less than $200. Three months advance notice of any such involuntary redemption is required and the shareholder may purchase prior to such redemption the required value of additional shares in order to avoid such involuntary redemption. Any involuntary redemption may only occur if the shareholder's account is less than the required minimum due to shareholder redemptions or if the shareholder's account did not reach the required minimum because the shareholder failed to meet the shareholder's obligations under a periodic investment arrangement. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.


     REINSTATEMENT PRIVILEGE. A Class A or Class B shareholder who has redeemed shares of a Fund may reinvest any portion or all of the proceeds of such redemption in Class A shares of any Fund. A Class 1 shareholder who has redeemed shares of a Fund may reinvest proceeds of such redemption in Class 1 shares of any Fund. Such reinvestment is made at the net asset value (without sales charge) next determined after the order is received, which must be within 60 days after the date of the redemption. This privilege can be exercised only once.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Unless the shareholder instructs otherwise, all dividends and capital gain distributions of each Fund are automatically reinvested in additional shares of the same class of such Fund. See "Shareholder Services -- Reinvestment Plan." Dividends and distributions paid by a Fund have the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as discussed below.


     The per share dividends on Class B shares will be lower than the per share dividends on Class A and Class 1 shares as a result of the distribution fees and any incremental transfer agency fees applicable to such class of shares.



     DIVIDENDS AND DISTRIBUTIONS OF THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE GROWTH FUND AND THE GROWTH INCOME FUND. Dividends from stocks and interest earned from other investments are the main source of income for the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund. When a Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years.



     The Emerging Growth Fund, the International Equity Fund and the Growth Fund distribute substantially all their net investment income, less expenses, and any net realized capital gains annually, normally in December. The Growth and Income Fund distributes substantially all its net investment income, less expenses quarterly, normally in March, June, September and December, and it distributes any net realized capital gains annually, normally in December. Net long-term gains realized from the Funds' transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS AND DISTRIBUTIONS OF THE GOVERNMENT FUND. Income dividends are declared each business day, and paid monthly. Any taxable net realized short-term capital gains may be distributed quarterly and any net realized long-term gains are distributed to shareholders annually, normally in December. Net long-term gains realized from the Fund's transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     In computing interest income, the Fund does not amortize debt discount or premiums resulting from the purchase of debt securities. Thus in the case of U.S. Government securities purchased at a premium, interest income is greater than it would be if the premium was amortized.

     DIVIDENDS AND DISTRIBUTIONS OF THE MUNICIPAL BOND FUND. Income dividends are declared each business day, and paid monthly. The daily dividend is a fixed amount determined at least monthly which is not expected to exceed the net income of the Fund for the month divided by the number of business days during the month. The Fund intends to distribute after the end of a fiscal year the net capital gains, if any, realized during the fiscal year, except to the extent that such gains are offset by capital loss carryovers of the Fund.

     Net long-term gains realized from transactions in futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS OF THE MONEY MARKET FUND. Income dividends are declared each business day, and paid monthly. Dividends are paid to shareholders of record immediately prior to the determination of net asset value for that day. Since shares are issued and redeemed at the time net asset value is determined, dividends commence on the day following the date shares are issued and are received for the day shares are redeemed. Shareholders may elect to receive monthly payments of dividends in cash by written instruction to the Transfer Agent. Shares purchased as a result of the accrual of daily dividends are liquidated at the net asset value on the last business day of the month and the proceeds of such redemption mailed to the shareholder electing cash payment. A redeeming shareholder receives all dividends accrued through the date of redemption.

     The Fund's net income for dividend purposes is calculated daily and consists of interest accrued or discount earned, plus or minus any net realized gains or losses on portfolio securities, less any amortization of premium and the expenses of the Fund.

     TAXES. Each Fund has qualified and intends to qualify as a "regulated investment company" under the Code. By so qualifying and by distributing all of its net investment income and net realized capital gains within the time periods specified in the Code, each Fund would not be required to pay any federal income tax. Dividends from net investment income and distributions from any net realized short-term capital gains are taxable to shareholders as ordinary income. All such dividends are taxable to the shareholder whether or not reinvested in shares. However, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

     In addition, the Municipal Bond Fund intends to invest in sufficient Municipal Bonds to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from Municipal Securities qualify as exempt-interest dividends if, at the close of each quarter of the fiscal year, at least 50% of the value of the total assets of the Fund consists of Municipal Bonds. See "Federal Tax Information" in the Statement of Additional Information.

     Exempt-interest dividends paid to shareholders are not includable in the shareholder's gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.


     Dividends and interest received by the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Fund distributed to shareholders.


     If, at the end of the International Equity Fund's taxable year, more than 50% of the value of its total assets consists of stock or securities of foreign corporations, the Fund may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Fund will make this election only if it deems the election to be in the best interests of its shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Fund makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributed to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Fund.

     The foregoing is a brief summary of some of the federal income tax considerations affecting the Trust and its investors who are U.S. residents or U.S. corporations. Investors should consult their tax advisors for more detailed tax advice including state and local tax considerations. Foreign investors should consult their own counsel for further information as to the U.S. and their country of residence or citizenship tax consequences of receipt of dividends and distributions from the Trust.

     Shareholders are notified annually of the federal tax status of dividends and capital gains distributions, including information as to the portion (including short-term capital gains) taxable as ordinary income, and the portion taxable as long-term capital gains. TO AVOID BEING SUBJECT TO A 31% FEDERAL BACKUP WITHHOLDING ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS MUST FURNISH THE FUND WITH THEIR CORRECT TAXPAYER IDENTIFICATION NUMBER. Shareholders are urged to consult their tax advisers with specific reference to their own tax situation.

     STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that shareholders consult their tax advisers for information in this regard. The Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on Municipal Bonds held by the Fund during the preceding year. Distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.


     TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS. Gains or losses on each Fund's, other than the Money Market Fund's, transactions in certain listed options (except certain equity options) on securities or indices, futures or options on futures generally are treated as 60% long-term and 40% short-term, and positions held by a Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised in which case the character of the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting positions and generally terminate the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     From time to time, each of the Funds, except for the Money Market Fund, may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one year, five years and for the life of each Fund. Other total return quotations, aggregate or average, over other time periods may also be included.

     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price for Class A and Class 1 shares, if applicable; that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value; and that any applicable contingent deferred sales charge has been paid. Total return will vary depending on market conditions, the securities comprising a Fund's portfolio, a Fund's operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     In addition to total return information, the Government Fund and the Municipal Bond Fund may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. The Municipal Bond Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Municipal Bond Fund's yield, assuming certain tax brackets for a Fund shareholder.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Fund's then current dividend rate.

     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Fund, portfolio maturity and a Fund's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, a Fund's investment policies, and the risks of investing in shares of a Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Yield and total return are calculated separately for each Fund's Class A, Class B and Class 1 shares. Class A and Class 1 total return figures include the maximum sales charge applicable; Class B total return figures include any applicable contingent deferred sales charge. Because of the differences in sales charges and distribution fees, the total return for each of the classes will differ.


     From time to time the Money Market Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The current and effective yields for the seven-day period ending October 31, 1996 and a description of the method by which the yield was calculated is contained in the Statement of Additional Information.


     To increase the yield of the Money Market Fund, the Adviser, for an indefinite period has agreed to absorb a certain amount of the ordinary business expenses. A yield quotation which reflects an expense reimbursement or subsidization by the Adviser will be higher than a yield quotation without such expense reimbursement or subsidization. The Adviser may stop absorbing these expenses at any time without prior notice.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


     In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., Donaghue's Money Market Report, CDA, Ibbotson Associates, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds or with the Consumer Price Index, Dow Jones Industrial Average, Salomon Brothers' various indices, Standard & Poor's or NASDAQ, or with other international indices, or other appropriate indices of investment securities or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement would also include the standard performance information required by the SEC as described above. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce Fund performance.


     The Funds, except for the Money Market Fund, may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans and the Funds may illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market.

     The Funds may, from time to time, in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return. Such illustrations may be in the form of charts or graphs and will not be based on historical returns experienced by the Funds. The Funds may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     The Funds may, from time to time, in communications to shareholders or in advertising material illustrate in graph, chart or narrative form: a) the importance of investment goals such as owning a home, funding a college education, or saving money for retirement. These illustrations may depict the rising costs of college and mortgage payments and the declining number of workers supporting the Social Security system. Fund communications and advertisements may also encourage investments in the Funds for purposes of helping families to achieve their investment goals; b) the benefits and popularity of purchasing term insurance as opposed to other, more expensive types of insurance in addition to the possible benefits of investing the savings in mutual funds; c) the growth of mutual fund assets as reported by industry publications; and d) the theory of decreasing responsibility, i.e. as individuals grow older and their assets increase, the need for life insurance generally decreases.

     The Municipal Bond Fund may, from time to time, illustrate the growth advantage of tax-free income by comparing hypothetical taxable growth compounding examples to hypothetical tax-free growth compounding examples.

     The Trust's Annual Report contains additional performance information with respect to each Fund discussed in this Prospectus. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the cover page of this Prospectus.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     ORGANIZATION OF THE TRUST. The Trust was organized under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." It is a diversified, open-end management investment company authorized to issue an unlimited number of Class A, Class B and Class 1 shares of beneficial interest of $.01 par value, in the Funds. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Fund are borne solely by that class, and each class of shares of each Fund has exclusive voting rights with respect to provisions of the Trust's Class A Plan and Class B Plan which pertain to that class of each Fund. All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.


     The Declaration of Trust establishing the Trust, dated January 29, 1987, a copy of which together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Common Sense Trust" refers to the Trustees under the Declaration collectively as Trustees, not as individuals or personally; and no Trustee, officer or shareholder of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of any Fund but the assets of the applicable Fund only shall be liable.

     SHAREHOLDER INQUIRIES. Shareholder inquiries should be directed by writing the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 or calling (800) 544-5445.

     TRANSFER AGENT. PFS Shareholder Services, an indirect subsidiary of Travelers, serves as Transfer Agent for the Fund. See "The Trust and Its Management."

     LEGAL COUNSEL. Sullivan & Worcester LLP, 1025 Connecticut Avenue N.W., Washington, D.C. 20036, is legal counsel to the Trust.

     INDEPENDENT AUDITORS. Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, are the independent auditors for the Trust.

                      STATEMENT OF ADDITIONAL INFORMATION

                               COMMON SENSE TRUST
                               One Parkview Plaza
                           Oakbrook Terrace, IL 60181

                                 March 10, 1997


     Common Sense Trust (the "Trust") is a diversified, open-end management investment company with seven separate Funds which are discussed herein: the Common Sense Emerging Growth Fund (the "Emerging Growth Fund"), the Common Sense International Equity Fund (the "International Equity Fund"), the Common Sense Growth Fund (the "Growth Fund"), the Common Sense Growth and Income Fund (the "Growth and Income Fund"), the Common Sense Government Fund (the "Government Fund"), the Common Sense Municipal Bond Fund (the "Municipal Bond Fund") and the Common Sense Money Market Fund (the "Money Market Fund"). Each Fund is in effect a separate fund issuing its own shares.



     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus bearing the same date and should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing PFS Distributors, Inc. at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0001. Please call Customer Service at (800) 544-5445 for information on the Funds.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
General Information.........................................  B-2
Goals and Investment Policies...............................  B-4
Investment Restrictions.....................................  B-20
Trustees and Officers.......................................  B-24
Investment Advisory Agreements..............................  B-31
Distributor.................................................  B-33
Portfolio Turnover..........................................  B-33
Distribution Plans..........................................  B-33
Portfolio Transactions and Brokerage........................  B-35
Determination of Net Asset Value............................  B-39
Purchase and Redemption of Shares...........................  B-40
Exchange Privilege..........................................  B-43
Dividends, Distributions and Federal Taxes..................  B-44
Other Information...........................................  B-47
Report of Independent Accountants...........................  B-52
Financial Statements........................................  B-53
Notes to Financial Statements...............................  B-98
Appendix 1 -- Commercial Paper, Bond and Other Short- and
  Long-Term Ratings.........................................  B-108
Appendix 2 -- Municipal Bond Ratings........................  B-110

GENERAL INFORMATION


     Van Kampen American Capital Asset Management, Inc. (the "Adviser") is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC") which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



     Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment manager adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investment; and global custody, securities clearance services and securities lending.



     On February 5, 1997, Morgan Stanley Group, Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form a new company to be named Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



     Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management of more than $100 billion in current customer accounts.



     Smith Barney Mutual Funds Management Inc. (the "Subadviser") provides investment advisory services to the Adviser in connection with the International Equity Fund. The Subadviser was incorporated on March 12, 1968 and renders investment management advice to investment companies with aggregate assets under management of approximately $80 billion as of December 31, 1996. The Subadviser is an affiliate of Smith Barney Inc. and a wholly-owned subsidiary of Smith Barney Holdings Inc. which in turn is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"). Travelers is engaged primarily in investment services, consumer finance services, life insurance services and property and casualty insurance services.


     PFS Distributors, Inc. (the "Distributor") is an indirect wholly-owned subsidiary of Travelers. PFS Shareholder Services (the "Transfer Agent"), is a subsidiary of PFS Services, Inc., an affiliate of Primerica Financial Services, Inc. ("Primerica Financial"). PFS Investments, Inc. ("PFS Investments") is an indirect wholly-owned subsidiary of Travelers.


     As of February 3, 1997, no person was known to own beneficially or of record as much as five percent of the outstanding shares of any Fund of the Trust except as listed below.



                                                                          NUMBER
         NAME AND ADDRESS                                  CLASS OF      OF SHARES      PERCENTAGE
             OF HOLDER                     FUND             SHARES         OWNED        OWNERSHIP
         ----------------                  ----            --------     -----------     ----------
PFS Investments                      Emerging Growth        A             2,029,155       57.6%
3100 Breckinridge Blvd.              Emerging Growth        B             1,545,121       59.7%
Bldg. 200                            International Equity   A               421,433       55.6%
Duluth, GA 30199-0001                International Equity   B               349,346       59.6%
                                     Government             1            12,099,849       45.5%
                                     Government             A               416,441       36.1%
                                     Government             B               556,897       42.9%
                                     Growth                 1           122,104,798       68.2%
                                     Growth                 A             1,855,353       54.3%
                                     Growth                 B             2,808,849       58.6%
                                     Growth and Income      1            34,069,302       59.0%
                                     Growth and Income      A             1,151,999       48.7%
                                     Growth and Income      B             1,951,503       55.1%
                                     Money Market           1            10,560,066       18.2%

                                                                                           Number
   Name and Address                                                    Class of           of Shares   Percentage
       of Holder                                   Fund                 Shares              Owned     Ownership
-------------------------                    --------------------      --------           ---------   ----------
Deborah J. Foster                            Emerging Growth               1                4,562        5.4%
510 Staisy Street
McKeesport, PA 15131-1033
Jeffrey W. Bryant                            International Equity          1                1,474        5.5%
Elizabeth Bryant
15705 SW 82nd Ct.
Miami, FL 33157-2265
Charlene B. Cucullu                          International Equity          1                3,043       11.4%
108 Arapaho Ct.
Abita Springs, LA 70420
Corrine G. Berthelson                        International Equity          1                1,920        7.2%
108 Arapaho Ct.
Abita Springs, LA 70420
Albert B. Pifel                              International Equity          1                1,722        6.5%
120 N. Ave., Apt. 225B
Tallmadge, OH 44278-1910
James R. Olles                               International Equity          1                2,055        7.7%
273 W. Cheryl Ln.
Palatine, IL 60067-6805
Otis R. Curry                                International Equity          1                1,801        6.8%
1365 Balmoral Dr.
Detroit, MI 48203-1778
Elva Dunlap &                                Municipal Bond                A               25,540        9.8%
Sandra L. Wyatt
12 Winterset Ln.
Marlton, NJ 08053-3818
Billy W. Solomon &                           Municipal Bond                B                6,003        7.4%
Pauline M. Solomon
75 NW 88th St.
Miami, FL 33150-2423
Michael A. Jones                             Municipal Bond                B               20,346       24.9%
Mina Shaw Trust
10605 41st St. E
Puyallup, WA 98372-2274
Mimma Scorsone                               Municipal Bond                B                4,971        6.1%
PO Box 163
Bethel, VT 05032-0163
Hal J. Geiersbach                            Municipal Bond                B                6,287        7.7%
Gifford Estate Trust
8910 184th Ave. E
Suite F
Bonny Lake, WA 98390-8531
Stanley Z. Lipson                            Money Market                  B                5,808        9.6%
145 Jennifer Ln.
Yonkers, NY 10710-1723

                                                                                       NUMBER
             NAME AND ADDRESS                                          CLASS OF       OF SHARES    PERCENTAGE
                 OF HOLDER                            FUND              SHARES          OWNED       OWNERSHIP
-------------------------------------------  ----------------------  -------------  -------------  -----------
Carol R. McGonagle                           Money Market                  B                5,045        8.3%
165 Cedar Grove Cir.
Cheektowaga, NY 14225-2549
Jolene C. Walters                            Money Market                  B               10,785       17.8%
47 Violette Ave.
Waterville, ME 04901-5247
Veronica A. Obeng                            Money Market                  B                9,948       16.4%
2601 Ozark Dr.
Grand Prairie, TX 75052-4721
David S. Lobas                               Money Market                  B                7,956       13.1%
6360 Cady Rd.
N. Royalton, OH 44133-6314
William R. Chase                             Money Market                  B               16,884       27.9%
1610 Reynolds Rd.
Lakeland, FL 33801-6983
Joseph Wolf &                                Municipal Bond                A               17,629        6.8%
Lucille Tiemersma
Larry D. Tiemersma Trust
52 Reservior Dr.
Port Angeles, WA 98363-2479



     PFS Investments acts as custodian for certain employee benefit plans and individual retirement accounts.


GOALS AND INVESTMENT POLICIES

     The following disclosures supplement disclosures set forth under an identical caption in the Prospectus and do not, standing alone, present a complete and accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.

EMERGING GROWTH FUND

     The Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies.

INTERNATIONAL EQUITY FUND

     The Fund seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

GROWTH FUND

     The Fund seeks capital appreciation through investments in common stocks and options on common stocks. The Fund may also engage in transactions involving stock index futures contracts and options on such contracts. Any income realized on its investments will be purely incidental to the goal of capital appreciation.

GROWTH AND INCOME FUND

     The Fund seeks reasonable growth and income through investments in equity securities that provide dividend and interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

     In general, the Fund intends to invest in securities that have yielded a dividend or interest return to security holders within the past twelve months, however, it may invest in non-income producing investments held for anticipated increase in value. The Fund may also engage in transactions in options, futures contracts, and options on futures.

GOVERNMENT FUND

     The Fund seeks high current return consistent with preservation of capital by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also purchase and sell options and engage in transactions in interest rate futures contracts and options on such contracts in order to hedge against changes in interest rates.

     The Fund seeks high current return consistent with preservation of capital. The Fund intends to invest at least 80% of its assets in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Repurchase agreements may be entered into with domestic banks or broker-dealers deemed creditworthy by the Adviser solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture. The Fund may write covered or fully collateralized call options on U.S. Government securities and enter into closing or offsetting purchase transactions with respect to certain of such options. The Fund may also write secured put options and enter into closing or offsetting purchase transactions with respect to such options. The Fund may write both listed and over-the-counter options as described in the Prospectus.

     The Fund seeks to obtain a high current return from the following sources:

        - interest paid on the Fund's portfolio securities;

        - premiums earned upon the expiration of options written;

        - net profits from closing transactions; and

        - net gains from the sale of portfolio securities on the exercise of options or otherwise.

     The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on U.S. Government securities. Accordingly, there is no assurance that the Fund's investment objective will be achieved.

     MORTGAGE RELATED SECURITIES. The Government Fund may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates.

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION. The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     GNMA CERTIFICATES. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

     As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single-family dwelling mortgages with 25- to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

          1. Certificates are usually issued at a premium or discount, rather than at par.

          2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

          3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.


     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.


     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA

Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

     FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

     Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

MUNICIPAL BOND FUND

     The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

     MUNICIPAL BONDS. "Municipal Bonds" include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is exempt from federal income tax. Municipal Bonds also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, and variable rate demand notes.

     The two principal classifications of Municipal Bonds are "general obligations" and "revenue" or "special obligations." General obligations are secured by the issuer's pledge of full faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Industrial development bonds, including pollution control bonds, are revenue bonds and do not constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund's portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality which is the issuer of the bonds.

     When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous.

     On a temporary basis, due to market conditions, the Fund may invest in Municipal Notes which include demand notes and short-term municipal obligations (such as tax anticipation notes, revenue anticipation notes, construction loan notes and short-term discount notes) and tax-exempt commercial paper, provided that such obligations have the ratings described in the Prospectus. Demand notes are obligations which normally have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangement provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a demand note may be based on a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Participation interests in variable rate demand notes will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

     Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and among classifications, depending on numerous factors. Furthermore, the rights of holders of Municipal Bonds and the obligations of the issuers of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures imposing a moratorium on the payment of principal and interest or imposing other constraints or conditions on the payments of principal and interest on Municipal Bonds.

     TEMPORARY INVESTMENTS. The taxable securities in which the Municipal Bond Fund may invest as temporary investments include U.S. Government securities, domestic bank certificates of deposit and repurchase agreements.

     U.S. Government securities include obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line or credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration. The Fund may not invest in a certificate of deposit issued by a commercial bank unless the bank is organized and operating in the United States and has total assets of at least $500 million and is a member of the Federal Deposit Insurance Corporation.

MONEY MARKET FUND

     The Fund seeks protection of capital and a high level of current income through investments in money market securities.


     The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing the Fund's securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.



     In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and IBCA Inc. See Appendix 1 and 2 hereto.



     In addition, the Fund will not invest more than 5.00% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that

(i) the Fund may invest more than 5.00% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. The Trustees will review on a continuing basis those institutions which enter into a repurchase agreement with the Fund. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS


     The International Equity Fund may invest in reverse repurchase agreements. The International Equity Fund does not currently intend to commit more than 5.00% of its net assets to reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the International Equity Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the International Equity Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Subadviser believes it will be advantageous to the International Equity Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

COMMERCIAL BANK OBLIGATIONS

     For the purposes of the International Equity Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the International Equity Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the International Equity Fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore, may not invest in a master demand note, if as a result more than 5% (15% in the case of the Emerging Growth Fund and the International Equity Fund) of the value of the Fund's total assets would be invested in such notes and other illiquid securities.


OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS (ALL FUNDS EXCEPT THE MONEY MARKET FUND)



SELLING CALL AND PUT OPTIONS (THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE GROWTH FUND, THE GROWTH AND INCOME FUND AND THE GOVERNMENT FUND)


     PURPOSE. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund's current return can be expected to fluctuate because premiums earned from writing options and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also results in a higher portfolio turnover.


     SELLING OPTIONS. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund sell call options only on a covered basis. The Government Fund sells call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus, the Government Fund may sell options on U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes (relative to the Government Fund only) to hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Government Fund maintains in a segregated account with the Fund's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.



     The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or liquid securities in an amount of not less than the exercise price of the option, or will hold a put on the same underlying security at an equal or greater exercise price. A Fund generally sells put options when the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

     CLOSING PURCHASE TRANSACTIONS AND OFFSETTING TRANSACTIONS. In order to terminate its position as writer of a call or put option, a Fund may enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously sold by the Fund. The Fund will realize a gain
(loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has sold lapses unexercised.

     A Fund may sell options that are listed on an exchange as well as options that are traded over-the-counter. A Fund may close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund may purchase an offsetting option, which does not close out its position as a writer, but provides an asset of equal value to its obligation under the option sold. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has sold, it will be required to maintain the securities subject to the call or the collateral securing the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     RISKS OF SELLING OPTIONS. By selling a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

     Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others, regardless of whether such options are written on one or more accounts or through one or more brokers. An exchange may order the liquidation of positions found to be in violation of those limits, and it may impose other sanctions or restrictions. These position limits may restrict the number of options the Fund may be able to write.


PURCHASING CALL AND PUT OPTIONS (THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE GROWTH FUND, THE GROWTH AND INCOME FUND AND THE GOVERNMENT
FUND)


     A Fund may purchase call options to protect (e.g., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options may be purchased for their leverage potential. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund can benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund could bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Conversely, put options may be purchased to protect (e.g., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Fund's assets generally. Alternatively, put options may be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options. In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

     The Funds may purchase either listed or over-the-counter options.


OPTIONS ON STOCK INDEXES (THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE GROWTH FUND AND THE GROWTH AND INCOME FUND)


     Options on stock indices are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options are currently traded on The Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange and other exchanges.

     Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange, or it may let the option expire unexercised.


FOREIGN CURRENCY OPTIONS (THE INTERNATIONAL EQUITY FUND)


     The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Subadviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


FUTURES CONTRACTS (ALL FUNDS EXCEPT THE MONEY MARKET FUND)


     The Trust may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Funds is exempt from registration as a "commodity pool".

     TYPES OF CONTRACTS. An interest rate futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a specific type of debt security at a specified future time and at a specified price. Although interest rate futures contracts call for delivery of specified securities, in most cases the contracts are closed out (by an offsetting purchase or sale) prior to actual delivery, with the difference between the contract price and the offsetting price paid in cash.

     A municipal bond futures contract is an agreement pursuant to which two parties agree to take and make delivery of an amount of cash equal to a specified dollar amount times the differences between The Bond Buyer Municipal Bond Index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

     A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. A stock index fluctuates with changes in the market values of the stocks included. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts can be purchased with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange ("CME"), the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

     Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the CME and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     The International Equity Fund may enter into futures contracts for non-hedging purposes, subject to applicable law.


     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid securities equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.


     For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.


     FUTURES STRATEGIES. When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs.


     For example, if the Government Fund holds long-term U.S. Government securities, and a rise in long-term interest rates is anticipated, it could, in lieu of selling its portfolio securities, sell futures contracts for similar long-term securities. If interest rates increased and the value of the Fund's securities declined during the period the contracts were outstanding, the value of the Fund's futures contracts should increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have.


     In the event of the bankruptcy of a broker through which a Fund engages in transactions in listed options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option purchased by the Government Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.


     Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the futures market to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

     Each Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities of currencies it has committed to purchase or expects to purchase. The International Equity Fund may also enter into futures transactions for non-hedging purposes, subject to applicable law.

     SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the portfolio of securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective, but if the price of the securities being hedged moves in an unfavorable direction, the Fund would be in a better position than if it had not tried to hedge. However, if the price of the security being hedged moves in a favorable direction, the hedge will partially offset this advantage. To compensate for the imperfect correlation of movements of prices of a futures contract and the securities being hedged, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged has been greater than the historical volatility of the securities underlying the futures contract, or may buy or sell fewer futures contracts if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. Nevertheless, the price of the futures contract may move less than the price of the securities which are the subject of the hedge (or the value of futures contracts and securities held by a Fund may decline simultaneously), resulting in the hedge not being fully effective.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to initial margin depository and maintenance requirements. Rather than meet additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an Exchange or Board of Trade that provides a market for such futures contracts. Although a Fund intends to purchase or sell futures only on Exchanges and Boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged will not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Adviser's ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that a Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of a Fund's assets. The International Equity Fund may enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes provided the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. Relative to the purchase or sale of futures contracts by a Fund, an amount of cash, cash equivalents or U.S. Government securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

     ADDITIONAL RISKS TO OPTIONS AND FUTURES TRANSACTIONS. Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may sell.

     Although a Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     A Fund pays commissions on futures contracts and options transactions.


OPTIONS ON FUTURES CONTRACTS (ALL FUNDS EXCEPT THE MONEY MARKET FUND)


     A Fund may also purchase and sell options on futures contracts which are traded on an Exchange. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a seller of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund may purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract. The purchase of call options on futures contracts in intended to serve the same purpose as the actual purchase of the futures contract.

     RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on stock index futures. The Advisers will not purchase options on stock index futures on any Exchange unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are no greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk to the Growth Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a stock index future would result in a loss to the Fund when the use of a stock index future would not.


FORWARD COMMITMENTS (THE GOVERNMENT FUND ONLY)


     Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of the Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.

     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.


FORWARD CURRENCY CONTRACTS AND OPTIONS ON CURRENCY (THE INTERNATIONAL EQUITY
FUND)


     A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale or an offsetting contract. The Fund engages in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset, that is the subject of the hedge, generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. The Fund, however, may enter into forward contracts with deposit requirements or commissions.

     A put option on currency gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

     The Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investment generally.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



INTEREST RATE TRANSACTIONS (THE INTERNATIONAL EQUITY FUND)


     Among the hedging transactions into which the Fund may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

     The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

     New options and futures contracts and various combinations thereof continue to be developed and the Fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory requirements applicable to investment companies.


USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS (THE INTERNATIONAL EQUITY FUND)



     Use of many hedging and other strategic transactions including currency and market index transactions by the Fund will require, among other things, that the Fund segregate cash, liquid securities or other assets with its Custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency, liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid securities equal to the amount of the Fund's obligations.


     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.


     In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid securities having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


     Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging and other strategic transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

LOANS OF PORTFOLIO SECURITIES

     Each of the Funds may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is marked to market daily. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. However, should the Fund believe that lending securities is in the best interests of the Fund's shareholders, it would consider withdrawing its shares from sale in any such state.

     Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

INVESTMENT RESTRICTIONS


     Each Fund has adopted the following restrictions which may not be changed with respect to any Fund without approval by the vote of a majority of such Fund's outstanding voting shares, which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken.


THE FOLLOWING RESTRICTIONS APPLY TO ALL FUNDS:

     A Fund shall not:


          1. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% of the market or other fair value of its total net assets (15% in the case of the Emerging Growth Fund and the International Equity Fund); provided, however, that with respect to the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Repurchase Agreements";



          2. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act") in the resale of any securities owned by the Fund;


          3. Lend its portfolio securities in excess of 10% (15% in the case of the Emerging Growth Fund and the International Equity Fund) of its total assets, both taken at market value, provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned;

          4. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by
     Section 12(d)(1) of the 1940 Act;



          5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby); and



          6. With respect to all Funds other than the Emerging Growth Fund and the International Equity Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to the Emerging Growth Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respects to the International Equity Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent the International Equity Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's net assets. The International Equity Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction.



THE FOLLOWING RESTRICTIONS APPLY TO THE GROWTH FUND, THE GROWTH AND INCOME FUND, THE GOVERNMENT FUND, THE MUNICIPAL BOND FUND AND THE MONEY MARKET FUND:


     A Fund shall not:


          1. Make any investment in real estate, commodities or commodities contracts, or warrants except that the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may engage in transactions in futures and related options, the Government Fund may purchase or sell securities which are secured by real estate, and the Growth Fund may acquire warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, although the Growth Fund may not invest more than 5% of its net assets in such securities valued at the lower of cost or market, nor more than 2% of its net assets in such securities (valued on such basis) which are not listed on the New York or American Stock Exchanges (warrants and rights represent options, usually for a specified period of time, to purchase a particular security at a specified price from the issuer). Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations;


          2. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with futures contracts or related option transactions is not considered the purchase of a security on margin;

          3. Invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;


          4. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Growth Fund and the Growth and Income Fund, may invest in the securities of companies which invest in or sponsor such programs;


          5. Invest in companies for the purpose of acquiring control or management thereof;


          6. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;



          7. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities; provided, however, that with respect to the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the Adviser under Board approved guidelines may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;



          8. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;


          9. Engage in option writing for speculative purposes or purchase call or put options on securities if, as a result, more than 5% of its net assets of the Fund would be invested in premiums on such options; and

          10. Purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.


     THE TRUST HAS ADOPTED ADDITIONAL INVESTMENT RESTRICTIONS, WITH RESPECT TO THE ABOVE REFERENCED FUNDS, WHICH MAY BE CHANGED BY THE TRUSTEES WITHOUT A VOTE OF SHAREHOLDERS, AS FOLLOWS:


     The Trust shall not make short sales of securities unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     FOREIGN INVESTMENTS. The Growth Fund and the Growth and Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth Fund and the Growth and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described herein. The Growth Fund and the Growth and Income Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

     The Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described herein.

     The Municipal Bond Fund may engage in futures contracts and related options as described herein.

THE FOLLOWING RESTRICTIONS APPLY TO THE EMERGING GROWTH FUND AND THE INTERNATIONAL EQUITY FUND:

     A Fund shall not:


          1. Make any investment in real estate, commodities or commodities contracts, except that each Fund may engage in transactions in forward commitments, futures contracts, foreign currency futures and related options and may purchase or sell securities which are secured by real estate or interests therein; or issued by companies; including real estate investment trusts, which invest in real estate or interests therein; and the International Equity Fund may engage in currency transactions; and


          2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts and foreign currency futures and options thereon, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

     THE TRUST HAS ADOPTED ADDITIONAL INVESTMENT RESTRICTIONS WITH RESPECT TO THE EMERGING GROWTH FUND AND THE INTERNATIONAL EQUITY FUND, WHICH MAY BE CHANGED BY THE TRUSTEES WITHOUT A VOTE OF SHAREHOLDERS. THESE RESTRICTIONS PROVIDE THAT A FUND SHALL NOT:

          1. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of an initial or variation margin in connection with forward contracts, futures contracts, foreign currency futures or related option transactions is not considered the purchase of a security on margin;

          2. Invest in securities of any company if any officer or trustee of the Trust or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer;


          3. Invest in oil or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Emerging Growth Fund and the International Equity Fund may invest in the securities of companies which invest in or sponsor such programs;


          4. Invest in companies for the purpose of acquiring control or management thereof;


          5. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokers commission) or as part of a merger, consolidation or other acquisition, except that the Emerging Growth Fund and the

     International Equity Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;



          6. Purchase an illiquid security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in such securities; provided, however, that with respect to the Emerging Growth Fund and the International Equity Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. Illiquid securities include securities subject to legal or contractual restrictions on resale, which include repurchase agreements which have a maturity of longer than seven days. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act which the Trustees or the Adviser or Subadviser under Board-approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists;



          7. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years' continuous operation, except that the Emerging Growth Fund and the International Equity Fund, may acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;


          8. Except for the International Equity Fund, purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco;

          9. Make short sales of securities, unless at the time of sale a Fund owns or has the right to acquire at no additional cost securities identical to those sold short; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options; and

          10. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

     FOREIGN INVESTMENTS FOR FUNDS OTHER THAN THE INTERNATIONAL EQUITY FUND. The Emerging Growth Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of the Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Emerging Growth Fund and the International Equity Fund may purchase put and call options which are purchased on an exchange in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.


TRUSTEES AND OFFICERS


     The Trustees and executive officers and their principal occupations for the past five years are listed below.


     For purposes hereof, the term "Van Kampen American Capital Funds" includes each of the open-end investment companies advised by the Adviser (excluding the Trust and Van Kampen American Capital Exchange Fund) and each of the open-end investment companies advised by Van Kampen American Capital Investment Advisory Corp. (the "VK Adviser").

                                    TRUSTEES

     DONALD M. CARLTON, Trustee. Radian International L.L.C., 8501 N. Mopac Blvd., Building No. 6, Austin, Texas 78759. President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation. Formerly Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services).(1)(2)

  Date of Birth: 07/20/37


     A. BENTON COCANOUGHER, Trustee. Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113. Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank.(1)

  Date of Birth: 07/06/38


     STEPHEN RANDOLPH GROSS, Trustee. 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339. Managing Partner of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust.(1)(2)

  Date of Birth: 10/08/47


     JEFFREY B. LANE,* Trustee. 1345 Avenue of the Americas, New York, New York 10105. Vice Chairman of Travelers Group; Chairman and Director of The Travelers Investment Management Company; Director of the Long Island Jewish Medical Center, ICI Mutual Insurance Group and Woodmere Academy; formerly, President and Director of Primerica Holdings, Inc.; formerly, Director of Smith Barney Inc.; formerly President, Director and Member of the Executive Committee of Smith Barney International Inc.

  Date of Birth: 06/25/42



     ALAN G. MERTEN, Trustee. George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444. President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York; formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University.(1)


  Date of Birth: 12/27/41


     STEVEN MULLER,* Trustee. 1619 Massachusetts Avenue, N.W., Suite 711, Washington, DC 20036. Chairman of The 21st Century Foundation (public affairs); President Emeritus of The Johns Hopkins University; Director of Alex. Brown & Sons, Inc., Beneficial Corp. (bank holding company), and Millipore Corp. (bio-technology)(1)

  Date of Birth: 11/22/27


     F. ROBERT PAULSEN, Trustee. 2801 N. Indian Ruins, Tucson, Arizona 85715. Dean Emeritus and Professor Emeritus of Higher Education of The University of Arizona, Tucson, Arizona; Director of American General Series Portfolio Co. (mutual fund). (1)(2)

  Date of Birth: 07/05/22


     R. RICHARDSON PETTIT, Trustee. Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283. Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington.(1)

  Date of Birth: 07/06/42



     DON G. POWELL,* Chairman of the Board, Trustee and President. 2800 Post Oak Blvd., Houston, Texas 77056. President, Chief Executive Officer and a Director of VK/AC Holding, Inc. and VKAC. Chairman, Chief Executive Officer and a Director of Van Kampen American Capital Distributors, Inc., the Adviser, the VK Adviser, Van Kampen American Capital Management, Inc. and Van Kampen American Capital Advisors, Inc. Chairman, President and a Director of Van Kampen American Capital Exchange Corporation, American Capital Contractual Services, Inc. and American Capital Shareholders Corporation. Chairman and a Director of ACCESS Investor Services, Inc., Van Kampen Merritt Equity Advisors Corp., Van Kampen Merritt Equity Holdings Corp., and VCJ Inc., McCarthy, Crisanti & Maffei, Inc., McCarthy, Crisanti & Maffei Acquisition, and Van Kampen American Capital Trust Company. Chairman, President and a Director of Van Kampen American Capital Services, Inc. Director, Trustee or Managing General Partner of other open-end investment companies and closed-end investment companies advised by the Adviser. Chairman of the Board of the closed-end investment companies advised by the VK Adviser. Formerly President, Chief Executive Officer and a Trustee of each of the Van Kampen American Capital Funds advised by the Adviser and the VK Adviser.(1)(2)


  Date of Birth: 10/19/39


     ALAN B. SHEPARD, JR., Trustee. 1512 Bonifacio Road, P.O. Box 63, Pebble Beach, California 93953-0063. President of Seven Fourteen Enterprises, Inc. (investments); Partner of Houston Partners (venture capital); Director and Vice Chairman of Kwik-Kopy Corporation (printing); Director of Allied Waste Industries (waste treatment).(1)(2)

  Date of Birth: 11/18/23

---------------

 * Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940). Mr. Powell is an interested person of the Adviser and the Trust by reason of his position with the Adviser. Mr. Lane is an interested person of the Distributor, the Subadviser and the Trust by reason of his position with broker/dealer affiliates of Travelers. Mr. Muller is an interested person of the Trust by reason of his position as director of Alex Brown & Sons, Inc., a registered broker/dealer.


(1) A director of Van Kampen American Capital Bond Fund, Van Kampen American Capital Convertible Securities Fund and Van Kampen American Capital Income Trust, closed-end investment companies advised by the Adviser.


(2) Managing General Partner of Van Kampen American Capital Exchange Fund, an open-end investment company advised by the Adviser.


                                    OFFICERS



     The address for Dennis J. McDonnell, Curtis W. Morell, Alan T. Sachtleben, Paul R. Wolkenberg, Tanya M. Loden, Huey P. Falgout, Jr. and Robert Sullivan is 2800 Post Oak Blvd., Houston, TX 77056. The address for Peter W. Hegel, Ronald
A. Nyberg, Edward C. Wood III, John L. Sullivan, Nicholas Dalmaso, Scott E. Martin, Weston B. Wetherell and Steven M. Hill is One Parkview Plaza, Oakbrook Terrace, IL 60181. The address for Gerald Baxter and Gregory Pitts is 3100 Breckinridge Blvd., Bldg. 200, Duluth, GA 30190-0062. The address for D. Richard Williams is 3120 Breckinridge Blvd., Duluth, GA 30199-0001.



                                POSITIONS AND                   PRINCIPAL OCCUPATIONS
      NAME AND AGE            OFFICES WITH FUND                  DURING PAST 5 YEARS
      ------------            -----------------                 ---------------------

Gerald Baxter...........  Vice President             Vice President, Associate General Counsel
                                                     and Secretary of Primerica Financial
  Date of Birth: 08/30/51                            Services. Formerly, partner with Trotter,
                                                     Smith & Jacobs.

Nicholas Dalmaso........  Assistant Secretary        Assistant Vice President and Senior
                                                     Attorney of Van Kampen American Capital.
  Date of Birth: 03/01/65                            Assistant Vice President and Assistant
                                                     Secretary of the Distributor, the VK
                                                     Adviser, the Adviser and Van Kampen
                                                     American Capital Management, Inc. Assistant
                                                     Vice President of Van Kampen American
                                                     Capital Advisors, Inc. Assistant Secretary
                                                     of each of the Van Kampen American Capital
                                                     Funds and other investment companies
                                                     advised by the VK Adviser and the Adviser.
                                                     Prior to May 1992, attorney for Cantwell &
                                                     Cantwell, a Chicago law firm.

                                POSITIONS AND                   PRINCIPAL OCCUPATIONS
      NAME AND AGE            OFFICES WITH FUND                  DURING PAST 5 YEARS
      ------------            -----------------                 ---------------------
Huey P. Falgout, Jr.....  Assistant Secretary        Assistant Vice President and Senior
                                                     Attorney of VKAC. Assistant Vice President
  Date of Birth: 11/15/63                            and Assistant Secretary of the Distributor,
                                                     the Adviser, the VK Adviser, Van Kampen
                                                     American Capital Management, Inc., Van
                                                     Kampen American Capital Advisors, Inc.,
                                                     American Capital Contractual Services,
                                                     Inc., Van Kampen American Capital Exchange
                                                     Corporation and ACCESS. Assistant Secretary
                                                     of each of the Van Kampen American Capital
                                                     Funds.

Peter W. Hegel..........  Vice President             Executive Vice President of the VK Adviser,
                                                     the Adviser, Van Kampen American Capital
  Date of Birth: 06/25/56                            Management, Inc. and Van Kampen American
                                                     Capital Advisors, Inc. Prior to September
                                                     1996, Director of McCarthy, Crisanti &
                                                     Maffei, Inc. Prior to July 1996, Director
                                                     of VSM Inc. Vice President of each of the
                                                     Van Kampen American Capital Funds and other
                                                     investment companies advised by the VK
                                                     Adviser and the AC Adviser.

Steven M. Hill..........  Assistant Treasurer        Assistant Vice President of the Adviser and
                                                     VK Adviser. Assistant Treasurer of each of
  Date of Birth: 10/16/64                            the Van Kampen American Capital Funds.
                                                     Assistant Treasurer of the closed-end funds
                                                     advised by the VK Adviser.

Tanya M. Loden..........  Controller                 Controller of most of the investment
                                                     companies advised by the Adviser, formerly
  Date of Birth: 11/19/59                            Tax Manager/Assistant Controller.


Scott E. Martin.........  Assistant Secretary        Senior Vice President, Deputy General
                                                     Counsel and Assistant Secretary of Van
  Date of Birth: 08/20/56                            Kampen American Capital and VK/AC Holding,
                                                     Inc. Senior Vice President, Deputy General
                                                     Counsel and Secretary of the VK Adviser,
                                                     the Adviser, the Distributor, Van Kampen
                                                     American Capital Management, Inc., Van
                                                     Kampen American Capital Advisors, Inc.,
                                                     American Capital Contractual Services,
                                                     Inc., Van Kampen American Capital Exchange
                                                     Corporation, Van Kampen American Capital
                                                     Services, Inc., ACCESS, Van Kampen Merritt
                                                     Equity Advisors Corp. and Van Kampen
                                                     Merritt Equity Holdings Corp. Prior to
                                                     September 1996, Deputy General Counsel and
                                                     Secretary of McCarthy, Crisanti & Maffei,
                                                     Inc. Prior to July, 1996, Senior Vice
                                                     President, Deputy General Counsel and
                                                     Secretary of VSM Inc. and VCJ Inc.
                                                     Assistant Secretary of each of the Van
                                                     Kampen American Capital Funds and other
                                                     investment companies advised by the VK
                                                     Adivser and the Adviser.

Dennis J. McDonnell..........  Executive Vice President     President, Chief Operating Officer and a Director of
                                                            the Adviser, the VK Adviser and Van Kampen American
  Date of Birth: 05/20/42                                   Capital Management, Inc. Executive Vice President and
                                                            a Director of VK/AC Holding, Inc. and VKAC. Chief
                                                            Executive Officer of McCarthy, Crisanti & Maffei, Inc.
                                                            Chairman and a Director of MCM Asia Pacific Company,
                                                            Ltd. Executive Vice President and a Trustee of each of
                                                            the Van Kampen American Capital Funds. President of
                                                            the closed-end investment companies advised by the VK
                                                            Adviser. Prior to December, 1991, Senior Vice
                                                            President of Van Kampen Merritt Inc.
Curtis W. Morell.............  Vice President and Chief     Vice President and Chief Accounting Officer of most of
                               Accounting Officer           the investment companies advised by the Adviser.
  Date of Birth: 08/04/46

Ronald A. Nyberg.............  Vice President and           Executive Vice President, General Counsel and
                               Secretary                    Secretary of Van Kampen American Capital and VK/AC
  Date of Birth: 07/29/53                                   Holding, Inc. Executive Vice President, General
                                                            Counsel and a Director of the Distributor. Executive
                                                            Vice President and General Counsel of the Adviser and
                                                            the VK Adviser, Van Kampen American Capital
                                                            Management, Inc., VSU Inc. VCJ, Inc., Van Kampen
                                                            Merritt Equity Advisors Corp., and Van Kampen Merritt
                                                            Equity Holdings Corp. Executive Vice President,
                                                            General Counsel and Assistant Secretary of Van Kampen
                                                            American Capital Advisors, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen American
                                                            Capital Exchange Corporation, ACCESS, American Capital
                                                            Shareholders Corporation, and Van Kampen American
                                                            Capital Trust Company. General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. and McCarthy, Crisanti &
                                                            Maffei Acquisition Corp. Vice President and Secretary
                                                            of each of the Van Kampen American Capital Funds.
                                                            Secretary of the closed-end funds advised by the VK
                                                            Adviser. Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the Investment
                                                            Company Institute.

Gregory Pitts................  Vice President               Senior Vice President of PFS Shareholder Services.

  Date of Birth: 12/10/62

Alan T. Sachtleben...........  Vice President               Executive Vice President and a Director of the
                                                            Adviser. Executive Vice President of the VK Adviser.
  Date of Birth: 04/20/42                                   Vice President of each of the Van Kampen American
                                                            Capital Funds.

John L. Sullivan.............  Treasurer                    First Vice President of the Adviser and VK Adviser.
                                                            Treasurer of each of the Van Kampen American Capital
  Date of Birth: 08/20/55                                   Funds. Controller of the closed-end funds advised by
                                                            the VK Adviser. Formerly Controller of open-end funds
                                                            advised by VK Adviser.

Robert Sullivan..............  Assistant Controller         Assistant Vice President of the Adviser and the VK
                                                            Adviser. Assistant Controller of each of the Van
  Date of Birth: 03/30/33                                   Kampen American Capital Funds and other investment
                                                            companies advised by the Adviser and the VK Adviser.

Weston B. Wetherell..........  Assistant Secretary          Vice President, Associate General Counsel and
                                                            Assistant Secretary of Van Kampen American Capital,
  Date of Birth: 06/15/56                                   the VK Adviser, the Adviser, the Distributor, Van
                                                            Kampen American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc. Assistant
                                                            Secretary of each of the Van Kampen American Capital
                                                            Funds and other investment companies advised by the VK
                                                            Adviser and the Adviser.

D. Richard Williams..........  Vice President               Chief Executive Officer and General Manager and
                                                            Executive Committee member of the Distributor;
  Date of Birth: 08/13/56                                   President, General Manager, and Executive Committee
                                                            member and Chief Executive Officer of the Transfer
                                                            Agent; President of CSCS; Chief Financial Officer and
                                                            Treasurer of Primerica Financial; Director, Chief
                                                            Executive Officer and Executive Committee Member of
                                                            PFS Investments Inc.; Director and Chief Executive
                                                            Officer of PFS Distributors, Inc.; President Chief
                                                            Executive Officer and Director of PFS Asset
                                                            Management, Inc. and PFS Services, Inc.; President and
                                                            Director of PFS Custodial Services, Inc.; Vice
                                                            Chairman, Executive Committee Member, Investment
                                                            Committee Member, Co-Chief Executive Officer, Chief
                                                            Financial Officer and Director of Primerica Life
                                                            Insurance Company.

Paul R. Wolkenberg...........  Vice President               Executive Vice President of the Adviser. President,
                                                            Chief Executive Officer and a Director of Van Kampen
  Date of Birth: 11/10/44                                   American Capital Trust Company and ACCESS. Vice
                                                            President of each of the Van Kampen American Capital
                                                            Funds.

Edward C. Wood III...........  Vice President and Chief     Senior Vice President of VK Adviser. Vice President
                               Financial Officer            and Chief Financial Officer of each of the Van Kampen
    Date of Birth: 01/11/56                                 American Capital Funds. Vice President, Treasurer and
                                                            Chief Financial Officer of the closed-end funds
                                                            advised by VK Adviser.



     As of February 3, 1997, the Trustees and officers of the Trust as a group own less than one percent of the outstanding shares of the Trust. The Trustees who are not affiliated with the Adviser or Distributor initially will be compensated by the Trust at the annual rate of $19,240 plus a fee of $1,285 per day for each Board meeting attended. During the fiscal period ended October 31, 1996, the Trustees who were not affiliated with the Adviser received as a group $14,942, $15,590, $127,682, $54,077, $46,123, $20,398 and $18,123 in Trustees'
fees from the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund, respectively, in addition to certain out-of-pocket expenses.

     Additional information regarding compensation paid by the Funds and the related mutual funds for which the Trustees serve as trustees noted above is set forth below. The compensation shown for the Funds is for the fiscal year ended October 31, 1996, while the total compensation shown for the Funds and other related mutual funds is for the calendar year ended December 31, 1996. Messrs. Lane and Powell are not compensated for their service as Trustees, because of their affiliation with the Distributor and the Adviser, respectively.


                               COMPENSATION TABLE


                                                                                                  PENSION OR       TOTAL(1)
                                                                                                  RETIREMENT     COMPENSATION
                                                    AGGREGATE COMPENSATION                         BENEFITS     FROM REGISTRANT
                                                      FROM REGISTRANT(3)                          ACCRUED AS       AND FUND
                                 -------------------------------------------------------------   PART OF FUND    COMPLEX PAID
        NAME OF PERSON             EM      INT        G       G/I      GVT       MB       MM       EXPENSES      TO DIRECTORS
        --------------           ------   ------   -------   ------   ------   ------   ------   ------------   ---------------
Dr. Donald M. Carlton..........  $1,664   $1,621   $15,104   $6,955   $4,651   $2,091   $1,834     $31,800          $46,750
Dr. A. Benton Cocanougher......   1,754    1,712    15,918    7,346    4,925    2,230    1,924      33,890           43,000
Stephen Randolph Gross.........   1,824    1,781    16,604    7,645    5,111    2,301    2,014      36,840           52,750
Dr. Norman Hackerman(2)........     860      840     7,800    3,600    2,420    1,100      940      24,845           13,500
Robert D. H. Harvey(2).........     860      840     7,830    3,605    2,410    1,085      950      26,074           11,500
Dr. Alan G. Merten.............   1,636    1,594    14,847    6,837    4,572    2,056    1,803      31,800           40,000
Dr. Steven Muller..............   1,754    1,712    15,918    7,346    4,925    2,230    1,924      29,925           43,000
Dr. F. Robert Paulsen..........   2,003    1,960    18,236    8,409    5,634    2,550    2,200      39,760           59,750
Dr. R. Richardson Pettit.......   1,636    1,594    14,847    6,837    4,572    2,056    1,803      31,800           40,000
Alan B. Shepard, Jr............   1,700    1,660    15,470    7,125    4,760    2,145    1,875      34,540           47,750
Miller Upton(2)................     840      820     7,620    3,520    2,360    1,070      920      24,533           13,500
Benjamin N. Woodson(2).........     780      760     7,080    3,260    2,180      980      860      21,120            9,500


---------------


(1) Reflects eleven investment companies in the fund complex. Amounts reflected are for the calendar year ended December 31, 1996.


(2) Messrs. Hackerman, Harvey, Upton and Woodson retired as Trustees on March 31, 1996.


(3) The Trustees of the Trust instituted a Retirement Plan effective April 1, 1996. For the current Trustees not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a prorated reduced benefit.


Legend:


EM   = Emerging Growth Fund
INT  = International Equity Fund
G    = Growth Fund
G/I  = Growth and Income Fund
GVT  = Government Fund
MB   = Municipal Bond Fund
MM   = Money Market Fund



LEGAL COUNSEL



     Sullivan & Worcester LLP

INVESTMENT ADVISORY AGREEMENTS

     The Trust and the Adviser are parties to a separate Investment Advisory Agreement for each Fund (each, an "Advisory Agreement" and together, the "Advisory Agreements"). Under the Advisory Agreements, the Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The Adviser also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.

     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among all investment companies advised or subadvised by the Adviser. The Trust also pays transfer agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser.


     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under the relevant Advisory Agreement, the Trust pays the Adviser an annual fee for the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund calculated separately for each Fund, at the rate of 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the International Equity Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trust believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment goals and policies similar to those of the Fund. The Adviser has entered into a subadvisory agreement (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser from the International Equity Fund. The Trust pays the Adviser an annual fee for the Government Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. The Trust pays the Adviser an annual fee for the Municipal Bond Fund at the rate of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $3 billion. The Trust pays the Adviser an annual fee for the Money Market Fund at the rate of 0.50% of the first $2 billion of the Fund's average daily net assets; 0.475% of the next $2 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion.


     The average daily net assets of each Fund are determined by taking the average of all of the determinations of net asset value of such Fund for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any direct or indirect majority owned subsidiary of VKAC in connection with the purchase and sale of portfolio investments of the Trust, less any direct expenses incurred by such person in connection with the purchase and sale of portfolio investments of the Trust, less any direct expense incurred by the Adviser or such person under common control with the Adviser in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Trust's benefit, and to advise the Trustees of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any direct or indirect majority owned subsidiary of VKAC to receive in connection with the Trust's portfolio transactions or other arrangements which may benefit the Trust.


     The following table shows expenses paid under the relevant investment advisory agreement during the periods ended October 31, 1996, 1995 and 1994:


                                     EMERGING   INTERNATIONAL                  GROWTH &                 MUNICIPAL     MONEY
                                      GROWTH       EQUITY         GROWTH        INCOME     GOVERNMENT     BOND       MARKET
                                     --------   -------------   -----------   ----------   ----------   ---------   ---------
OCTOBER 31, 1996
Accounting Services................ $ 79,620      $ 30,600      $   406,931   $  168,039  $   93,056    $ 99,374    $  62,857
Gross Advisory Fees................  376,436       130,149       17,148,560    6,017,204   1,883,666     728,210      308,356
Contractual Expense
  Reimbursement....................       --       130,149               --           --          --          --           --
Voluntary Expense Reimbursement....       --        47,998               --           --          --          --      527,867

OCTOBER 31, 1995
Accounting Services................ $  6,356      $  4,807      $   277,991   $  123,458  $   92,277    $ 90,522    $  57,991
Gross Advisory Fees................   47,662        35,227       14,436,748    4,937,121   1,979,623     678,530      281,553
Contractual Expense
  Reimbursement....................       --            --               --           --          --          --           --
Voluntary Expense Reimbursement....       --            --               --           --          --          --     (400,167)

OCTOBER 31, 1994
Accounting Services................       --            --      $   257,665   $  122,188  $   98,937    $ 95,639    $  59,296
Gross Advisory Fees................                              13,176,814    4,599,033   2,122,662     639,343      282,897
Contractual Expense
  Reimbursement....................       --            --               --           --          --          --           --
Voluntary Expense Reimbursement....       --            --               --           --          --          --     (475,398)

     The Advisory Agreements also provide that, in the event the ordinary business expenses of the Trust, calculated separately for each Fund, for any fiscal year should exceed the most restrictive expense limitation applicable in the states where the Trust's shares are qualified for sale, unless waived, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Trust monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions, (3) certain litigation and indemnification expenses as described in the Advisory Agreements and (4) payments made by a Fund pursuant to the Distribution Plans. Each Fund's Advisory Agreement also provides that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct. The Advisory Agreements also provide that the Adviser shall not be liable to the Trust for any actions or omissions if it acted in good faith without negligence or misconduct.

     Each Advisory Agreement has an initial term of two years and thereafter with respect to each Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party on 60 days written notice.

     Currently, the most restrictive applicable limitations are 2.50% of the first $30 million, 2% of the next $70 million, and 1.50% of the remaining average net assets. The Trust has received from California (the state with the most restrictive expense limitation) a waiver, effective retroactive to the inception of the Trust, which allows each Fund to exclude shareholder service costs from the calculation of the expense limitation.

DISTRIBUTOR

     The Distributor acts as the principal underwriter of the shares of the Trust pursuant to a written agreement for the Funds ("Underwriting Agreement"). The Distributor has entered into a selling agreement with PFS Investments giving PFS Investments the exclusive right to sell shares of each Fund of the Trust on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trustees or by a vote of a majority of the Trust's outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.


     The following table shows commissions paid, amounts retained by the Distributor and amounts received by PFS Investments during the periods ended October 31, 1996, 1995 and 1994.



                                       EMERGING    INTERNATIONAL                  GROWTH &                 MUNICIPAL    MONEY
                                        GROWTH        EQUITY         GROWTH        INCOME     GOVERNMENT      BOND      MARKET
                                      ----------   -------------   -----------   ----------   ----------   ----------   ------
OCTOBER 31, 1996
Total Underwriting Commissions......  $1,519,351     $235,791      $19,303,603   $5,144,500   $ 950,019    $1,029,147   $ *
Amount Retained By Distributor......     124,777       21,437        3,405,104      888,760     162,072       124,395     *
Amount Received By PFS
  Investments.......................   1,394,574      214,354       15,898,499    4,255,740   1,173,867       904,752     *

OCTOBER 31, 1995
Total Underwriting Commissions......  $  569,333     $147,459      $21,001,021   $5,352,114   $1,871,172   $1,033,937     *
Amount Retained By Distributor......      47,949       11,149        3,711,115      929,500     378,331       118,219     *
Amount Received By PFS
  Investments.......................     521,384      136,310       17,289,906    4,422,614   1,492,841       915,718     *

OCTOBER 31, 1994
Total Underwriting Commissions......          --           --      $27,792,315   $7,234,018   $3,530,139   $1,718,186     *
Amount Retained By Distributor......          --           --        4,911,391    1,262,647     516,793       197,479     *
Amount Received By PFS
  Investments.......................          --           --       22,880,924    5,971,371   3,013,346     1,520,707     *



---------------


* Not Applicable.

     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal and state blue sky laws, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

PORTFOLIO TURNOVER

     The portfolio turnover rate may vary greatly from year to year as well as within a year. Each Fund's portfolio turnover rate for prior years is shown under the "Financial Highlights" in the Prospectus.

DISTRIBUTION PLANS

     The Trust has adopted a Class A distribution plan and a Class B distribution plan (the "Class A Plan" and "Class B Plan," respectively) to permit each Fund directly or indirectly to pay expenses associated with servicing shareholders and in the case of the Class B Plan the distribution of its shares (the Class A Plan and the Class B Plan are sometimes referred to herein collectively as "Plans" and individually as a "Plan").


     With respect to the Class A Plan, each Fund is authorized to pay the Distributor, as compensation for the Distributor's services, a service fee at an annual rate of 0.25% of the average daily net assets (0.10% for Money Market
Fund) of the Fund's Class A shares. Such fee shall be calculated and accrued daily and paid monthly. With respect to the Class A Plan, the Distributor intends to make payments thereunder only to compensate PFS Investments for personal service and the maintenance of shareholder accounts. With respect to the

Class B Plan, authorized payments by each Fund (other than the Money Market
Fund) include payments at an annual rate of 0.25% of the average daily net assets of the Class B shares to the Distributor for payments for personal service and/or the maintenance of shareholder accounts. With respect to the Class B Plan, authorized payments by each Fund also include payments at an annual rate of 0.75% of the average daily net assets of the Class B shares to the Distributor as compensation for providing sales and promotional activities and services.


     In reporting amounts expended under the Plans to the Trustees, the Distributor will allocate expenses attributable to the sale of both Class A and Class B shares to each class based on the ratio of sales of Class A and Class B shares to the sales of both classes of shares. The service fees paid by the Class A shares will not be used to subsidize the sale of Class B shares; similarly, the service fees, if any, and distribution fees paid by the Class B shares will not be used to subsidize the sale of Class A shares.

     As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of servicing agreements were approved by the Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of any of the Plans or in any agreements related to each Plan ("Independent Trustees"). In approving each Plan in accordance with the requirements of Rule 12b-1, the Trustees determined that there is a reasonable likelihood that each Plan will benefit the Trust and its shareholders.

     Each Plan requires the Distributor to provide the Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with its terms, the Plans will continue in effect for a period of one year and thereafter will continue in effect so long as such continuance is specifically approved at least annually by the Trustees, including a majority of Independent Trustees.

     Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class. Any change in any of the Plans that would materially increase the distribution or service expenses borne by the Trust requires shareholder approval, voting separately by class; otherwise, it may be amended by a majority of the Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

     With respect to each Plan, the Trustees considered all compensation that the Distributor would receive under the Plan and the Underwriting Agreement, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Trustees also considered the benefits that would accrue to the Distributor under each Plan in that the Distributor would receive service fees and distribution fees and the Adviser would receive advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plans were successful and each Fund attained and maintained significant asset levels.


     For the fiscal year ended October 31, 1996, the aggregate expenses for the Emerging Growth Fund under the Fund's Class A Plan were $81,313 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1996, the Fund's aggregate expenses under the Class B Plan were $253,350 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$190,012 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $63,338 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the fiscal year ended October 31, 1996, the aggregate expenses for the International Equity Fund under the Fund's Class A Plan were $18,784 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31,

1996, the Fund's aggregate expenses under the Class B Plan were $54,930 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $41,198 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $13,732 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the fiscal year ended October 31, 1996, the aggregate expenses for the Growth Fund under the Class A Plan were $25,460 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1996, the Fund's aggregate expenses under the Class B Plan were $157,762 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $118,322 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $39,440 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the fiscal year ended October 31, 1996, the aggregate expenses for the Growth and Income Fund under the Fund's Class A Plan were $16,874 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1996, the Fund's aggregate expenses under the Class B Plan were $111,249 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$83,437 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $27,812 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the fiscal year ended October 31, 1996, the aggregate expenses for the Government Fund under the Fund's Class A Plan were $5,959 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1996, the Fund's aggregate expenses under the Class B Plan were $30,717 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$23,038 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $7,679 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.



     For the fiscal year ended October 31, 1996, the aggregate expenses for the Municipal Bond Fund under the Fund's Class A Plan were $419 or 0.25%, respectively, of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to Service Organizations for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended October 31, 1996, the Fund's aggregate expenses under the Class B Plan were $762 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $572 for commissions and transaction fees paid to broker-dealers and other Service Organizations in respect of sales of Class B shares of the Fund and $190 for fees paid to Service Organizations for servicing Class B shareholders and administering the Class B Plan.


PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Adviser (and, in the case of the International Equity Fund, the Adviser and the Subadviser) is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of any commissions paid on such transactions. It is the policy of the Advisers to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser (and, in the case of the International Equity Fund, the Adviser and the Subadviser) seeks the best security price at the most favorable commission rate. From time to time, the Fund may place brokerage transactions with affiliated persons of the Adviser and/or the Subadviser. In selecting broker/dealers and in negotiating commissions, the Adviser (and, in the case of the International Equity Fund, the Adviser and the Subadviser) considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser or Subadviser.


     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody), and (d) furnishing other products or services that assist the Adviser or the Subadviser in fulfilling their investment-decision making responsibilities.

     Pursuant to provisions of the relevant Advisory Agreement, the Trustees have authorized the Adviser and, with respect to the International Equity Fund, the Subadviser, to cause the Trust to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser and the Subadviser. The Adviser and the Subadviser are of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The Adviser and the Subadviser undertake that such higher commissions will not be paid by the Trust unless (a) the Adviser (or, with respect to the International Equity Fund, the Subadviser) determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's (or the Subadviser's) overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and (c) in the opinion of the Adviser (or, with respect to the International Equity Fund, the Subadviser), the total commissions paid by the Trust are reasonable in relation to the expected benefits to the Trust over the long term. The investment advisory fees paid by the Trust under the Advisory Agreements are not reduced as a result of the Adviser's (or the Subadviser's) receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust as a factor in the selection of firms to execute portfolio transactions for the Trust.

     The Adviser and, with respect to the International Equity Fund, the Subadviser, places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser and the Subadviser in servicing all of its accounts; not all of such services may be used by the Advisers in connection with the Trust. In the opinion of the Adviser and the Subadviser, the benefits from research services to the Funds of the Trust and to the accounts managed by the Adviser or the Subadviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser or the Subadviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

     The Adviser and the Subadviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and other accounts that the Adviser or the Subadviser may establish in the future. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser (or, with respect to the International Equity Fund, the Subadviser) is the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.


     The following table summarizes for each Fund the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions.


                                EMERGING     INTERNATIONAL                      GROWTH &                  MUNICIPAL    MONEY
                                 GROWTH         EQUITY           GROWTH          INCOME      GOVERNMENT     BOND       MARKET
                               -----------   -------------   --------------   ------------   ----------   ---------   --------
1996
Total Brokerage
  Commissions................  $    99,218      $94,895      $   10,114,647   $  2,273,725    $160,181    $     --    $     --
Commissions for Research
  Services...................       73,884           --           3,194,442        896,669          --          --          --
Value of Research
  Transactions...............   13,016,975           --       2,657,952,353    821,323,593          --          --          --
1995
Total Brokerage
  Commissions................  $    33,144      $51,642          11,276,872      2,443,026     125,499          --          --
Commissions for Research
  Services...................       27,920           --           2,878,071        880,873          --          --          --
Value of Research
  Transactions...............   24,893,286           --       1,995,983,303    524,158,962          --          --          --
1994
Total Brokerage
  Commissions................           --           --           8,521,566      1,845,028      94,887          --          --
Commissions for Research
  Services...................           --           --           2,509,260        539,629          --          --          --
Value of Research
  Transactions...............           --           --       1,715,386,926    350,246,609          --          --          --


     The Funds may from time to time place brokerage transactions with brokers that may be considered affiliated persons of the Adviser, the Subadviser or the Distributor. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

     The Funds paid the following commissions to these brokers during the periods shown:

     Commissions Paid:


                                                              ROBINSON     SMITH
FISCAL 1996 COMMISSIONS                                       HUMPHREY     BARNEY
-----------------------                                       --------    --------
Emerging Growth.............................................  $ --        $  1,835
International Equity........................................    --           --
Growth......................................................    7,200      240,982
Growth & Income.............................................    2,400       92,761
Government..................................................    --          28,322
Municipal Bond..............................................    --           --
Money Market................................................    --           --



                                                              ROBINSON     SMITH
FISCAL 1996 PERCENTAGES                                       HUMPHREY     BARNEY
-----------------------                                       --------    --------
Emerging Growth.............................................    --           1.87%
International Equity........................................    --           --
Growth......................................................    0.07%        2.38%
Growth & Income.............................................    0.10%        4.08%
Government..................................................    --          17.68%
Municipal Bond..............................................    --           --
Money Market................................................    --           --

                 VALUE OF TRANSACTIONS WITH                   ROBINSON     SMITH
              AFFILIATES TO TOTAL TRANSACTIONS                HUMPHREY     BARNEY
              --------------------------------                --------    --------
Emerging Growth.............................................       --           --
International Equity........................................       --           --
Growth......................................................       --       0.002%
Growth & Income.............................................       --       0.027%
Government..................................................       --        4.65%
Municipal Bond..............................................       --        5.35%
Money Market................................................       --           --



                                                              ROBINSON     SMITH
                  FISCAL 1995 COMMISSIONS                     HUMPHREY     BARNEY
                  -----------------------                     --------    --------
Emerging Growth.............................................  $    --     $    310
International Equity........................................       --        1,077
Growth......................................................    5,250      253,827
Growth & Income.............................................      189      118,952
Government..................................................       --       20,942
Municipal Bond..............................................       --           --
Money Market................................................       --           --



                                                              ROBINSON     SMITH
                  FISCAL 1995 PERCENTAGES                     HUMPHREY     BARNEY
                  -----------------------                     --------    --------
Commissions with affiliates to total commissions
  Emerging Growth...........................................       --        0.94%
  International Equity......................................       --        2.10%
  Growth....................................................    0.05%        2.25%
  Growth & Income...........................................    0.01%        4.87%
  Government................................................       --       16.69%
  Municipal Bond............................................       --           --



                 VALUE OF TRANSACTIONS WITH                   ROBINSON     SMITH
              AFFILIATES TO TOTAL TRANSACTIONS                HUMPHREY     BARNEY
              --------------------------------                --------    --------
Emerging Growth.............................................       --        0.35%
International Equity........................................       --        1.23%
Growth......................................................    0.03%        7.40%
Growth & Income.............................................       --       10.52%
Government..................................................       --       15.55%
Municipal Bond..............................................       --           --
Money Market................................................       --           --


                                                              ROBINSON     SMITH
                  FISCAL 1994 COMMISSIONS                     HUMPHREY     BARNEY
                  -----------------------                     --------    --------
Growth......................................................  $17,369     $259,504
Growth & Income.............................................    1,673      102,408
Government..................................................       --       14,718
Municipal Bond..............................................       --           --
Money Market................................................       --           --


                                                              ROBINSON     SMITH
                  FISCAL 1994 PERCENTAGES                     HUMPHREY     BARNEY
                  -----------------------                     --------    --------
Commissions with affiliates to total commissions
  Growth....................................................    0.20%        3.05%
  Growth & Income...........................................    0.09%        5.55%
  Government................................................       --       15.51%
  Municipal Bond............................................       --           --

                 VALUE OF TRANSACTIONS WITH                   ROBINSON     SMITH
              AFFILIATES TO TOTAL TRANSACTIONS                HUMPHREY     BARNEY
              --------------------------------                --------    --------
Growth......................................................    0.13%       10.14%
Growth & Income.............................................    0.06%       13.44%
Government..................................................       --       16.67%
Municipal Bond..............................................       --           --
Money Market................................................       --           --



DETERMINATION OF NET ASSET VALUE



     The net asset value of the shares of each Fund is determined as of the close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) on each business day on which the Exchange is open.



THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE GROWTH FUND AND THE GROWTH AND INCOME FUND

NET ASSET VALUATION

     The net asset value of each Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sales price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations (NASDAQ) or by broker-dealers, and (iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Trustees. Options on stocks, options on stock indexes and stock index futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value.


     Foreign securities trading may not take place on all days on which the Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. Accordingly, the determination of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 p.m. Eastern time on each day that the Exchange is open will not be reflected in a Fund's net asset value unless the Adviser or Subadviser, under the supervision of the Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Funds.


GOVERNMENT FUND NET ASSET VALUATION

     U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid price. Such valuations are based on quotations of one of more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options and interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sales or settlement price as of the close of such exchanges, or, if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.

THE MUNICIPAL BOND FUND NET ASSET VALUATION


     Municipal Bonds owned by the Fund are valued by an independent pricing service ("Service"). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at such quoted bid prices (as obtained by the Service from dealers in such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. Any assets which are not valued by the Service would be valued at fair value using methods determined in good faith by the Trustees.


THE MONEY MARKET FUND NET ASSET VALUATION


     The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if it sold the instrument.

     The Fund's use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Adviser to be of eligible quality with minimal credit risks.


     The Trustees have established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event such deviation should exceed 4/10 of 1%, the Trustees are required to promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; suspending sales of new shares; or utilizing a net asset value per share determined by using available market quotations.


GENERAL


     The assets belonging to the Class A, Class B and Class 1 shares of each Fund will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class.


PURCHASE AND REDEMPTION OF SHARES


     The following information supplements the sections in the Funds' Prospectus captioned "Purchase of Shares" and "Redemption of Shares."


PURCHASE OF SHARES

     Shares of each Fund are sold in a continuous offering and may be purchased on any business day through PFS Investments.

ALTERNATIVE SALES ARRANGEMENT


     Each Fund other than the Money Market Fund issues two classes of shares:
Class A shares are subject to an initial sales charge and Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. The Money Market Fund issues Class A shares at net asset value without a sales charge. Class B shares of the Money Market Fund are issued for exchanges only. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Share Funds exchanging their Class 1 shares for Class 1 shares of the Fund. The classes of shares each represent interests in the same Fund's portfolio of investments, have the same rights and are identical in all respects, except that Class B shares bear the expenses of the deferred sales arrangements, distribution fees, and any expenses (including any incremental transfer agency costs) resulting from such sales arrangements, and except that each class has exclusive voting rights with respect to the Rule 12b-1 distribution plan pursuant to which its distribution fees are paid.


     During special promotions, the entire sales charge on Class A shares may be reallowed to dealers, and at such times PFS Investments may be deemed to be an underwriter for purposes of the 1933 Act.

INVESTMENTS BY MAIL


     A shareholder investment account may be opened by completing the application accompanying the Prospectus and forwarding the application, through PFS Investments to the Transfer Agent at 3100 Breckinridge Boulevard, Bldg. 200, Duluth, Georgia 30199-0062. The account is opened only upon acceptance of the application by the Transfer Agent. The minimum initial investment of $250 or more in the form of a check payable to the Trust, must accompany the application. This minimum may be waived by the Distributor for plans involving continuing investments. Subsequent investments of $25 or more may be mailed directly to the Transfer Agent. All such investments (except purchase of shares of the Money Market Fund) are made at the public offering price of the Fund's shares next computed following receipt of payment by the Transfer Agent. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder.


     In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Trust will act in the same capacity so long as the account remains open.

CUMULATIVE PURCHASE DISCOUNT


     The reduced sales load reflected in the sales charge table as shown in the Prospectus applies to purchases of Class A and Class 1 shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund. An aggregate investment includes all shares of all of the above Funds and shares of other Common Sense Funds (except the Money Market Fund) previously purchased and still owned, plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described in the next paragraph. PFS Investments must notify the Distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor or the Transfer Agent confirm the investor's representations concerning his holdings.


LETTER OF INTENT


     A Letter of Intent applies to purchases of Class A and Class 1 shares of all Funds except the Money Market Fund. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the Transfer Agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE ("CDSC")

     The CDSC is waived on redemptions of Class A and Class B shares in the circumstances described below:

  (a) Redemption Upon Disability or Death


     The Trust may waive the CDSC on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Trust does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.


     In cases of disability or death, the CDSC may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

  (b) Redemption in Connection with Certain Distributions from Retirement Plans

     The Trust may waive the CDSC when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge may be waived upon the tax-free rollover or transfer of assets to another Retirement Plan invested in one or more of the Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Trust does not intend to waive the CDSC for any distributions from IRAs or other Retirement Plans not specifically described above.

  (c) Redemption Pursuant to the Trust's Systematic Withdrawal Plan

     A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in a Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC may be waived on redemptions made under the Plan.

     The amount of the shareholder's investment in a Fund at the time the election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such Fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's initial account balance. The Trust reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

  (d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

     The Trust reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The Trust may waive the CDSC upon such involuntary redemption.

  (e) Redemption by Adviser

     The Trust may waive the CDSC when a total or partial redemption is made by the Adviser with respect to its investments in a Fund.

REDEMPTION OF SHARES


     Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or
(d) the SEC, by order, so permits.


EXCHANGE PRIVILEGE


     The following supplements the discussion of "Shareholder Services -- Exchange Privilege" in the Prospectus:


     By use of the exchange privilege, the investor authorizes the Transfer Agent to act on written exchange instructions from any person representing himself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding.

     For purposes of determining the sales charge rate previously paid on Class A and Class 1 shares of a Fund, all sales charges paid on the exchanged security and on any security previously exchanged for such security or for any of its predecessors shall be included. If the exchanged security was acquired through reinvestment, that security is deemed to have been sold with a sales charge rate equal to the rate previously paid on the security on which the dividend or distribution was paid. If a shareholder exchanges less than all of his securities, the security upon which the highest sales charge rate was previously paid is deemed exchanged first.

     Exchange requests received on a business day prior to the time shares of a Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareholder is investing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time shares of the Funds involved in the request are priced will be processed on the next business day in the manner described above.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


     The Emerging Growth Fund, the International Equity Fund and the Growth Fund distribute dividends and capital gains annually; the Growth and Income Fund declares and pays dividends quarterly. The Government Fund, the Municipal Bond Fund and the Money Market Fund declare dividends each business day and distribute monthly substantially all of their net investment income to shareholders. The daily dividends of the Government Fund are a fixed amount determined for each class at least monthly. The per share dividends on Class B shares of each Fund will be lower than the per share dividends on Class A and Class 1 shares as a result of the distribution fees and incremental transfer agency fees, if any, applicable to the Class B shares. Each Fund intends similarly to distribute to shareholders any taxable net realized capital gains. Taxable net realized capital gains are the excess, if any, of the Fund's total profits on the sale of securities during the year over its total losses on the sale of securities, including capital losses carried forward from prior years in accordance with the tax laws. Such capital gains, if any, are distributed at least once a year. All income dividends and capital gains distributions are reinvested in shares of a Fund at net asset value without sales charge on the record date, except that any shareholder may otherwise instruct the shareholder service agent in writing and receive cash. Shareholders are informed as to the sources of distributions at the time of payment.


     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. By so qualifying, a Fund will not be subject to federal income taxes on amounts paid by it as dividends and distributions to shareholders. If any Fund were to fail to qualify as a regulated investment company under the Code, all of its income (without deduction for income dividends or capital gain distributions paid to shareholders) would be subject to tax at corporate rates. Each Fund expects to be treated as a separate entity for purposes of determining federal tax treatment.


     The Code permits a regulated investment company whose assets consist primarily of tax-exempt Municipal Bonds to pass through to its investors, tax-exempt, net Municipal Bond interest income. In order for the Municipal Bond Fund to be eligible to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the Fund's assets must consist of exempt-interest obligations. In addition, the Fund must distribute at least (i) 90% of the excess of its exempt-interest income over certain disallowed deductions, and (ii) 90% of its "investment company taxable net income" (i.e., its ordinary taxable income and the excess, if any, of its net short-term capital gains over any net long-term capital losses) recognized by the Fund during the taxable year.


     Not later than 60 days after the close of its taxable year, the Municipal Bond Fund will notify its shareholders of the portion of the dividends paid by the Fund to the shareholders for the taxable year which constitutes exempt interest dividends. The aggregate amount of dividends so designated cannot exceed, however, the excess of the amount of interest exempt from tax under
Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the dividend.

     Although exempt-interest dividends generally may be treated by the Municipal Bond Fund's shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder should be treated as a "substantial user" or a "related person" with respect to any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than five percent of the usable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.


     If, during any taxable year, the Municipal Bond Fund realizes net capital gains (the excess of net long-term capital gains over net short-term capital losses) from the sale or other disposition of Municipal Bonds or other assets, the Fund will have no tax liability with respect to such gains if they are distributed to shareholders. Distributions designated as capital gains dividends are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held his or her shares. Not later than 60 days after the close of the Fund's taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during the year which constitute capital gain.

     While the Municipal Bond Fund expects that a major portion of its investment income will constitute tax-exempt interest, a portion may consist of "investment company taxable income" and "net capital gains". As pointed out above, the Fund will be subject to tax for any year on its undistributed investment company taxable income and net capital gains.


     Each Fund is subject to a 4% excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary taxable income for the twelve months ended December 31, plus (2) 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to distribute sufficient amounts to avoid liability for the excise tax.


     The Tax Reform Act added a provision that, for years beginning after December 31, 1989, 75% of the excess of a corporation's adjusted current earnings (generally, earning and profits, with adjustments) over its other alternative minimum taxable income is an item of tax preference for corporations. All tax-exempt interest is included in the definition of "adjusted current earnings" so a portion of such interest is included in computing the alternative minimum tax on corporations. For shareholders that are financial institutions, the Tax Reform Act eliminates their ability to deduct interest payments to the extent allocated on a pro rata basis to the purchase of Fund shares.


     Dividends from net investment income and distributions from any short-term capital gains are taxable to shareholders as ordinary income. A portion of dividends taxable as ordinary income paid by the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund qualify for the 70% dividends received deduction for corporations. To qualify for the dividends received deduction, a corporate shareholder must hold the shares on which the dividend is paid for more than 45 days.


     Dividends and distributions declared payable to shareholders of record after September 30 of any year and paid before February 1 of the following year are considered taxable income to shareholders on December 31 even though paid in the next year.


     A capital gain dividend received after the purchase of the shares of any one of the Funds in the Trust reduces the net asset value of the shares by the amount of the distribution and will be subject to income taxes. Distributions from long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held Fund shares. Such dividends and distributions from short-term capital gains are not eligible for the dividends received deduction referred to above. Any loss on the sale of Fund shares held for less than six months is treated as a long-term capital loss to the extent of any long-term capital gain distribution paid on such shares, subject to any exception that may be provided by IRS regulations for losses incurred under certain systematic withdrawal plans. All dividends and distributions are taxable to the shareholder whether or not reinvested in shares. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund.


     If shares of each Fund are sold or exchanged within 90 days of acquisition, and shares of the same or a related mutual fund are acquired, to the extent the sales charge is reduced or waived on the subsequent acquisition, the sales charge may not be used to determine the basis in the disposed shares for purposes of determining gain or loss. To the extent the sales charge is not allowed in determining gain or loss on the initial shares, it is capitalized in the basis of the subsequent shares.

     Dividends to shareholders who are non-resident aliens may be subject to a United States withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

     BACK-UP WITHHOLDING. The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Trust shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income or who fails to certify to the Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his or her social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

     The Code includes special rules applicable to certain listed options (excluding equity options as defined in the Code), futures contracts, and options on futures contracts which the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by the Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Government Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Government Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.


     Certain of the Emerging Growth Fund's, the International Equity Fund's, the Growth Fund's, the Growth and Income Fund's, the Government Fund's and the Municipal Bond Fund's transactions in options, futures contracts, or options on futures contracts, particularly their hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain conditions are met.


     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

     The Municipal Bond Fund may acquire an option to "put" specified portfolio securities to banks or municipal bond dealers from whom the securities are purchased. See "Stand-By Commitments," in the Prospectus. The Fund has been advised by its legal counsel that it will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put; and the interest on the Municipal Securities will be tax-exempt to the Fund. Counsel has pointed out that although the Internal Revenue Service has issued a favorable published ruling on a similar but not identical situation, it could reach a different conclusion from that of counsel. Counsel has also advised the Fund that the Internal Revenue Service presently will not ordinarily issue private letter rulings regarding the ownership of securities subject to stand-by commitments.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively.

OTHER INFORMATION

PERFORMANCE INFORMATION


     The average annual total return (computed in the manner described in the Prospectus) and yield for each Fund are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Fund's investment objectives and policies as well as the risks incurred in each Fund's investment practices.



                                                                      CLASS 1       CLASS A       CLASS B
                                                                      SHARES        SHARES        SHARES
                                                                      -------       -------       -------
Common Sense Emerging Growth Fund
i)       total return for one year period ended 10/31/96..........        --         16.06%        16.94%
ii)      total return for five year period ended 10/31/96.........        --            --            --
iii)     total return since inception
         (based on inception date of 2/21/95).....................        --         26.39%        27.76%
iv)      total return since inception
         (based on inception date of 8/08/96).....................    (19.66)%          --            --
Common Sense International Equity Fund
i)       total return for one year period ended 10/31/96..........        --         12.75%        13.64%
ii)      total return for five year period ended 10/31/96.........        --            --            --
iii)     total return since inception
         (based on inception date of 3/17/95).....................        --         18.06%        19.21%
iv)      total return since inception
         (based on inception date of 8/08/96).....................    (21.97)%          --            --
Common Sense Growth Fund
i)       total return for one year period ended 10/31/96..........      9.76%        11.57%*       12.56%*
ii)      total return for five year period ended 10/31/96.........     11.75%           --            --
iii)     total return since inception
         (based on inception date of 4/14/87).....................     10.57%           --            --
iv)      total return since inception
         (based on inception date of 5/03/94).....................        --         13.65%*       14.55%*

                                                                      CLASS 1       CLASS A       CLASS B
                                                                      SHARES        SHARES        SHARES
                                                                      -------       -------       -------
Common Sense Growth and Income Fund
i)       total return for one year period ended 10/31/96..........     10.35%        13.51%*       14.22%*
ii)      total return for five year period ended 10/31/96.........     11.41%           --            --
iii)     total return since inception
         (based on inception date of 4/14/87).....................      9.88%           --            --
iv)      total return since inception
         (based on inception date of 5/03/94).....................        --         13.02%*       13.79%*
Common Sense Government Fund
i)       total return for one year period ended 10/31/96..........     (2.46)%      (1.91)%*      (1.74)%*
ii)      total return for five year period ended 10/31/96.........      4.95%           --            --
iii)     total return since inception
         (based on inception date of 4/14/87).....................      6.76%           --            --
iv)      total return since inception
         (based on inception date of 5/03/94).....................        --          2.90%*        3.03%*
v)       yield....................................................      5.59%         5.45%         4.95%
Common Sense Municipal Bond Fund
i)       total return for one year period ended 10/31/96..........      1.02%           --            --
ii)      total return for five year period ended 10/31/96.........      6.15%           --            --
iii)     total return since inception
         (based on inception date of 7/13/88).....................      7.10%           --            --
iv)      total return since inception
         (based on inception date of 8/08/96).....................        --       (14.09)%      (12.70)%
v)       yield....................................................      4.10%         3.57%         2.21%
vi)      tax equivalent yield.....................................      6.40%         5.58%         3.45%
Common Sense Money Market Fund
i)       total return for one year period ended 10/31/96..........      4.57%           --            --
ii)      total return for five year period ended 10/31/96.........      3.62%           --            --
iii)     total return since inception
         (based on inception date of 12/15/87)....................      5.16%           --            --
iv)      total return since inception
         (based on inception date of 8/08/96).....................        --          4.44%      (17.30)%(1)
v)       yield....................................................        **                     (13.47)%(2)


---------------

 *  Based on inception of 5/03/94



**  Subsidized annualized current yield      4.43%       Subsidized effective yield           4.53%
    Non-subsidized annualized current yield  3.45%       Non-subsidized effective yield       3.55%




(1) Equity Shares


(2) Fixed Income Shares


     The yield for Class A and Class B shares is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.

     Yield and total return for the Government Fund, the Municipal Bond Fund and the Money Market Fund are computed separately for each class of shares.

     To increase the Fund's yield the Adviser, for an indefinite period has agreed to absorb a certain amount of the future ordinary business expenses of the Money Market Fund. The Adviser may stop absorbing these expenses at any time without prior notice.

     The yield of the Fund is its net income expressed in annualized terms. The SEC requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The Fund may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1.

     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Fund, their quality and length of maturity, and the Fund's operating expenses. The length of maturity for the Fund is the average dollar weighted maturity of the Fund. This means that the Fund has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

     The yield fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction.

     Other funds of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Fund could vary upwards or downwards if another method of calculation or base period were used.

     The Funds may illustrate in advertising materials the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts. The Funds may illustrate in advertising materials retirement planning through employee contributions and/or salary reductions. Such advertising material will illustrate that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account. The Funds may illustrate in advertising materials that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future. Such illustrations will include statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

SHAREHOLDER SERVICES

     UNIFORM GIFTS TO MINORS ACT. The Trust recognizes the importance to a child of establishing a savings and investment plan early in life for education and other purposes when the child becomes older. The advantages of regular investment with interest or earnings compounding over a number of years are great. In addition, taxes on these earnings are assessed against the income of the child rather than the donor, usually at a lower bracket.

     Investors wishing to establish a UGMA account should call the Trust for an application. Individuals desiring to open an account under UGMA are also advised to consult with a tax adviser before establishing the account.

     INDIVIDUAL RETIREMENT ACCOUNT. Any individual who has compensation or earned income from employment or self-employment and who is under age 70 1/2 may establish an IRA. The limitation on the maximum annual contribution to an IRA is the lesser of 100% of compensation or $2,000. An IRA may also be established for a spouse who has no compensation (or who elects to be treated as having no compensation), and the limitation on the maximum annual contributions to the two IRAs is the lesser of 100% of compensation or $2,250.

     Under the Tax Reform Act of 1986, whether contributions to an IRA are deductible for federal income tax purposes depends on whether an individual (or his/her spouse) is a participant in an employer-sponsored plan and on the adjusted gross income of the individual.

     In the case of an individual who is a participant in an employer-sponsored plan, no deduction is available for IRA contributions if his adjusted gross income reaches certain levels ($35,000 for a single individual, $50,000 for married individuals filing jointly and $10,000 for married individuals filing separately) and the deduction is phased out ratably if his adjusted gross income falls within certain ranges ($25,000 - $35,000 for a single individual, $40,000 - $50,000 for married individuals filing jointly and $0 - $10,000 for married individuals filing separately). IRA contributions, up to the annual limit, remain fully deductible for all single individuals with less than $25,000 of annual adjusted gross income and all married individuals with less than $40,000 of annual adjusted gross income. Individuals who are disqualified from making deductible IRA contributions can make non-deductible contributions to their IRAs, subject to the same limitation on maximum annual contribution discussed above.

     In addition, any individual, regardless of age, may establish a rollover IRA to receive an eligible rollover distribution from an employer-sponsored plan.

     SIMPLIFIED EMPLOYEE PENSION PLAN (SEP) AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SARSEP). A SEP/SARSEP is a means for an employer to provide retirement contributions to IRAs for all employees, without the complicated reporting and record keeping involved in a qualified plan. Employees covered by a SEP/SARSEP can use the same IRA to receive their own allowable IRA contribution.

     SECTION 403(B)(7) PLAN. Employees of certain exempt organizations and schools can have a portion of their compensation set aside, and income taxes attributable to such portion deferred, in a Section 403(b)(7) plan. Teachers, school administrators, ministers, employees of hospitals, libraries, community chests, funds, foundations, and many others may be eligible. The employer must be an organization described in Section 501(c)(3) of the Internal Revenue Code and must be exempt from tax under Section 501(a) of the Code. In addition, any employee of most public educational institutions is eligible if his employer is a state or a political subdivision of a state, or any agency or instrumentality of either. The employee is not taxed on the amount set aside or the earnings thereon until the funds are withdrawn, normally at retirement.

CUSTODY OF ASSETS

     All securities owned by the Trust and all cash, including proceeds from the sale of shares of the Trust and of securities in the Trust's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, as Custodian.

SHAREHOLDER REPORTS


     Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.


INDEPENDENT AUDITORS

     Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, the independent auditors for the Trust, perform annual examinations of the Trust's financial statements.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY


     Under the laws of certain states, including Massachusetts where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property to any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


     Under the Declaration of Trust, the Trustees and Officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and Officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Common Sense Trust

We have audited the accompanying statements of assets and liabilities (including the portfolio of investments) of Common Sense Growth Fund, Common Sense Growth and Income Fund, Common Sense Government Fund, Common Sense Municipal Bond Fund, Common Sense Money Market Fund, Common Sense Emerging Growth Fund, and Common Sense International Equity Fund (cumulatively the "Funds"), constituting the series of the Common Sense Trust (the "Trust"), as of October 31, 1996, and for each of the Funds, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (for the Common Sense Emerging Growth and International Equity Funds, we audited the statement of changes in net assets for the year then ended and the period from February 21, 1995 (commencement of investment operations) through October 31, 1995) and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the Common Sense Trust listed above at October 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods identified above, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Houston, Texas
December 6, 1996

 EMERGING GROWTH FUND                                 PORTFOLIO OF INVESTMENTS

                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                         Shares Market Value
--------------------------------------------------------------------------------
COMMON STOCK AND EQUIVALENT 91.7%
CONSUMER DISTRIBUTION 10.0%
Bed, Bath & Beyond, Inc. (b)................................ 16,000 $   404,000
Borders Group, Inc. (b).....................................  6,000     189,000
CDW Computer Centers, Inc. (b)..............................  6,500     409,094
Central Garden & Pet Co. (b)................................  8,500     200,813
Claires Stores, Inc......................................... 17,000     289,000
CompUSA, Inc. (b)...........................................  9,000     416,250
Consolidated Stores Corp. (b)............................... 10,500     405,545
Corporate Express, Inc. (b)................................. 10,000     326,250
Danka Business Systems PLC--ADR (UK)........................  5,500     217,938
Dollar General Corp.........................................  6,500     180,375
Eagle Hardware & Garden (b)................................. 10,500     300,563
Eckerd Corp. (b)............................................  3,000      83,250
Finish Line, Class A (b)....................................  4,500     191,250
Gadzooks, Inc. (b)..........................................  7,000     203,000
Gucci Group NV--NY (Netherlands)............................  4,500     310,500
Inacom Corp. (b)............................................  6,500     205,563
Just For Feet, Inc. (b).....................................  8,250     213,469
Kroger Co. (b)..............................................  7,500     334,688
Petco Animal Supplies (b)...................................  7,000     164,500
Richfood Holdings, Inc......................................  8,000     193,000
Ross Stores, Inc............................................  7,500     311,250
Safeway, Inc. (b)........................................... 16,500     707,438
Saks Holdings, Inc. (b)..................................... 12,000     420,000
Sports Authority, Inc. (b)..................................  5,500     133,375
Staples, Inc. (b)........................................... 10,500     195,563
Stein Mart, Inc. (b)........................................  7,500     134,063
Tiffany & Co................................................ 10,000     370,000
TJX Cos., Inc...............................................  5,500     220,000
U S Office Products Co. (b).................................  8,500     246,500
Vons Cos., Inc. (b)......................................... 13,000     719,875
Wet Seal, Inc., Class A (b).................................  7,500     236,250
Zale Corp. (b).............................................. 10,000     193,750
                                                                    -----------
                                                                      9,126,112
                                                                    -----------
CONSUMER DURABLES 0.5%
Ethan Allen Interiors.......................................  3,000     107,250
Gentex Corp. (b)............................................  2,000      47,500
Oakwood Homes Corp..........................................  4,500     119,250
Sturm Ruger & Co., Inc......................................  8,000     150,000
                                                                    -----------
                                                                        424,000
                                                                    -----------
CONSUMER NON-DURABLES 6.5%
Blyth Industries, Inc. (b)..................................  3,000     116,625
Coca-Cola Enterprises, Inc..................................  7,500     319,688
Fila Holdings SPA--ADR (Italy).............................. 12,000     864,000
Interstate Bakeries Co......................................  7,000     296,625
Liz Claiborne, Inc..........................................  8,000     338,000
Nautica Enterprises, Inc. (b)............................... 17,000     522,750
Nike, Inc., Class B......................................... 30,000   1,766,250
Revlon, Inc., Class A (b)...................................  2,000      73,000
St. John Knits, Inc.........................................  9,000     411,750

                                               See Notes to Financial Statements
                                     B-53

 EMERGING GROWTH FUND                     PORTFOLIO OF INVESTMENTS (CONTINUED)


                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                         Shares Market Value
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES (CONTINUED)
Tommy Hilfiger, Corp. (b)................................... 13,000 $   676,000
U S A Detergents, Inc. (b)..................................  6,500     214,500
Wolverine World Wide, Inc................................... 12,000     297,000
                                                                    -----------
                                                                      5,896,188
                                                                    -----------
CONSUMER SERVICES 12.0%
ABR Information Services, Inc. (b)..........................  3,500     242,375
Accustaff, Inc. (b)......................................... 18,000     481,500
Anchor Gaming (b)...........................................  4,500     225,000
APAC Teleservices, Inc. (b)................................. 12,000     553,500
Apollo Group, Inc., Class A (b).............................  8,500     233,750
Billing Information Concepts (b)............................  7,000     182,875
Boston Chicken, Inc. (b)....................................  4,500     163,688
Career Horizons, Inc. (b)...................................  5,500     223,438
Caribiner International, Inc. (b)...........................  1,000      45,500
CKE Restaurants, Inc........................................  2,000      59,500
Corestaff, Inc. (b)......................................... 14,000     357,000
Corrections Corp. of America (b)............................ 25,600     665,600
Dave & Buster's, Inc. (b)...................................  4,000      82,000
Doubletree Corp. (b)........................................ 11,500     466,469
Evergreen Media Corp., Class A (b).......................... 20,000     540,000
Gartner Group, Inc. (b)..................................... 11,500     353,625
Ha-Lo Industries, Inc. (b)..................................  5,500     170,500
HFS, Inc. (b)............................................... 17,000   1,245,250
Imperial Credit Industries (b).............................. 16,000     290,000
Infinity Broadcasting Corp. (b).............................  5,000     145,000
International Game Technologies............................. 10,000     211,250
Interpublic Group Cos., Inc.................................  5,500     266,750
Jacor Communications, Class A (b)...........................  4,000     112,000
Landrys Seafood Restaurants (b).............................  4,000      82,000
Meredith Corp...............................................  9,500     477,375
MGM Grand, Inc. (b).........................................  3,000     116,250
Mirage Resorts, Inc. (b)....................................  7,000     154,000
National Data Corp..........................................  8,500     349,563
Omnicom Group...............................................  5,500     273,625
Penske Motorsports, Inc. (b)................................  4,000     137,000
Planet Hollywood International, Inc., Class A (b)...........  5,000     103,750
Prime Hospitality Corp. (b).................................  6,000      91,500
Promus Hotel Corp. (b)......................................  7,000     222,250
Rainforest Cafe, Inc. (b)...................................  7,600     247,000
Regal Cinemas, Inc. (b)..................................... 10,000     260,000
Reynolds & Reynolds Co...................................... 13,000     342,875
Robert Half International, Inc. (b).........................  4,000     160,500
Sitel Corp. (b)............................................. 16,000     316,000
Sodak Gaming, Inc. (b)...................................... 15,000     271,875
Whittman Hart, Inc. (b).....................................  1,000      47,500
                                                                    -----------
                                                                     10,969,633
                                                                    -----------
ENERGY 8.1%
Baker Hughes, Inc...........................................  4,500     160,313
Barrett Resources Corp. (b).................................  3,000     115,125
Benton Oil & Gas Co. (b)....................................  5,000     122,500

                                               See Notes to Financial Statements
                                     B-54

 EMERGING GROWTH FUND                     PORTFOLIO OF INVESTMENTS (CONTINUED)


                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                         Shares Market Value
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
BJ Services Co. (b).........................................  3,500 $   157,063
BJ Services Co. Warrants (exp. 04/13/20)....................     60       1,268
Camco International, Inc....................................  5,000     193,750
Chesapeake Energy Corp. (b)................................. 15,000     873,750
Cliffs Drilling Co. (b).....................................  1,900      81,463
Comstock Resources, Inc. (b)................................ 12,000     154,500
Cooper Cameron Corp. (b)....................................  7,000     447,125
Diamond Offshore Drilling (b)...............................  7,000     426,125
Ensco International, Inc. (b)...............................  4,500     194,625
Flores & Rucks Inc. (b).....................................  5,500     259,875
Forcenergy Gas Exploration (b)..............................  7,000     191,625
Global Marine, Inc. (b)..................................... 18,000     330,750
Input/Output, Inc. (b)......................................  5,500     163,625
Marine Drilling Co., Inc. (b)............................... 10,500     145,688
Noble Drilling Corp. (b).................................... 10,000     186,250
Pogo Producing Co........................................... 11,000     488,125
Reading & Bates Corp. (b)................................... 12,000     345,000
Rowan Cos., Inc. (b)........................................ 23,000     514,625
Smith International, Inc. (b)............................... 13,000     494,000
Tidewater, Inc..............................................  7,000     306,250
Transocean Offshore, Inc.................................... 11,000     695,750
United Meridian Corp. (b)...................................  7,500     353,438
                                                                    -----------
                                                                      7,402,608
                                                                    -----------
FINANCE 8.9%
Aames Financial Corp........................................  9,000     401,625
American Travellers Corp. (b)............................... 12,000     412,500
Amresco, Inc. (b)........................................... 17,000     359,125
Bank of Boston Corp.........................................  9,000     576,000
CMAC Investment Corp........................................  6,500     449,313
Contifinancial Corp. (b)....................................  3,000      97,500
Cullen Frost Bankers, Inc...................................  5,000     150,313
Finova Group, Inc........................................... 10,000     617,500
First Bank System, Inc......................................  4,000     264,000
Firstar Corp................................................  8,000     392,000
Green Tree Financial Corp................................... 12,000     475,500
Household International, Inc................................  5,500     486,750
Money Store, Inc............................................ 10,000     257,500
North Fork Bancorporation...................................  5,000     158,125
Peoples Heritage Financial..................................  6,000     138,000
RAC Financial Group, Inc. (b)............................... 10,000     600,000
Southern Pacific Funding Corp. (b).......................... 10,000     315,000
Star Banc Corp..............................................  3,000     270,000
Student Loan Marketing Assn.................................  5,500     455,125
TCF Financial Corp.......................................... 10,000     387,500
TIG Holdings, Inc...........................................  4,000     115,500
Washington Mutual, Inc...................................... 18,000     760,500
                                                                    -----------
                                                                      8,139,376
                                                                    -----------

                                               See Notes to Financial Statements
                                     B-55

 EMERGING GROWTH FUND                     PORTFOLIO OF INVESTMENTS (CONTINUED)


                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                         Shares Market Value
--------------------------------------------------------------------------------
HEALTH CARE 8.0%
Clintrials Research, Inc. (b)...............................    900 $    33,413
CRA Managed Care, Inc.......................................  3,100     157,325
Curative Health Services, Inc. (b)..........................  3,000      68,250
Dura Pharmaceuticals, Inc. (b).............................. 22,000     759,000
ESC Medical Systems, Ltd. (b)...............................  4,000     110,500
HBO & Co.................................................... 20,000   1,202,500
Health Management Assoc., Inc., Class A (b)................. 18,000     396,000
Healthsouth Rehabilitation (b).............................. 18,500     693,750
Henry Schein, Inc. (b)......................................  3,500     139,125
Hologic, Inc. (b)...........................................  6,500     147,875
Jones Medical Industries, Inc...............................  8,500     369,750
Medicis Pharmaceutical, Class A (b).........................  7,000     351,750
Mentor Corp.................................................  9,000     199,125
Minimed, Inc. (b)...........................................  7,000     183,750
Omnicare, Inc............................................... 25,000     681,250
Orthodontic Centers of America (b)..........................  4,000      57,500
Parexel International Corp. (b).............................  3,500     171,500
Physician Sales & Services, Inc. (b)........................  7,500     159,375
Quintiles Transnational (b).................................  5,500     361,625
Renal Treatment Centers, Inc. (b)........................... 11,000     294,250
Rexall Sundown, Inc. (b)....................................  7,000     189,875
Tenet Healthcare Corp. (b)..................................  5,000     104,375
Total Renal Care Holdings (b)...............................  6,000     234,000
Universal Health Services, Inc., Class B (b)................  6,000     150,000
Veterinary Centers of America (b)...........................  6,000     110,250
                                                                    -----------
                                                                      7,326,113
                                                                    -----------
PRODUCER MANUFACTURING 3.9%
American Power Conversion Corp. (b).........................  5,000     106,875
BMC Industries, Inc.--MN....................................  5,500     162,938
Danaher Corp................................................  7,500     306,563
Foster Wheeler Corp.........................................  4,500     184,500
Hughes Supply, Inc..........................................  2,000      76,000
Mastec, Inc. (b)............................................  2,500     121,563
Mueller Industries, Inc. (b)................................  3,500     140,875
Precision Castparts Co......................................  6,500     303,875
Shaw Group, Inc. (b)........................................  4,000      98,500
Thermedics, Inc. (b)........................................  5,500     114,125
Thermo Instruments Systems, Inc. (b)........................  2,000      60,500
U S Filter Corp. (b)........................................ 15,000     517,500
United Waste Systems, Inc. (b).............................. 16,500     567,188
U S A Waste Services, Inc. (b).............................. 20,500     656,000
Wyman-Gordan Co. (b)........................................  4,500      99,000
                                                                    -----------
                                                                      3,516,002
                                                                    -----------
RAW MATERIALS/PRODUCER INDUSTRIES 1.9%
BF Goodrich Co..............................................  9,000     381,375
Cytec Industries, Inc. (b)..................................  4,000     143,000
Pentair, Inc................................................  5,000     126,250
Praxair, Inc................................................  9,000     398,250
Raychem Corp................................................  6,000     468,750
Sealed Air Corp. (b)........................................  3,500     136,063
Titanium Metals Corp. (b)...................................  3,000      92,250
                                                                    -----------
                                                                      1,745,938
                                                                    -----------

                                               See Notes to Financial Statements

 EMERGING GROWTH FUND                     PORTFOLIO OF INVESTMENTS (CONTINUED)


                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                         Shares Market Value
--------------------------------------------------------------------------------
TECHNOLOGY 29.9%
Acxiom Corp. (b)............................................  8,000 $   314,000
ADC Telecommunications, Inc. (b)............................  9,500     649,563
Ascend Communications, Inc. (b)............................. 23,000   1,503,625
Aspect Telecommunications Corp. (b)......................... 10,000     595,000
Aspen Technology, Inc. (b)..................................  4,500     302,625
BDM International, Inc. (b).................................  2,000     100,500
BMC Software, Inc. (b)...................................... 10,500     871,500
Cadence Design Systems, Inc. (b)............................ 18,000     657,000
Cambridge Tech Partners, Inc. (b)........................... 11,000     363,000
Cascade Communications (b).................................. 14,000   1,016,750
CBT Group Ltd. SA--ADR (Ireland) (b)........................    600      33,000
Ciber, Inc. (b).............................................  5,500     195,250
Cisco Systems, Inc. (b)..................................... 18,000   1,113,750
Citrix Systems, Inc. (b)....................................  8,000     442,000
Clarify, Inc. (b)...........................................  3,000     144,750
Cognos, Inc. (b)............................................  4,000     125,500
Computer Assoc. International, Inc..........................  6,500     384,313
Compuware Corp. (b).........................................  7,500     395,625
Comverse Technology, Inc. (b)...............................  7,500     262,500
Concord EFS, Inc. (b).......................................  7,000     203,000
Dell Computer Corp. (b)..................................... 13,000   1,057,875
DSP Communications, Inc. (b)................................ 10,500     399,000
Dynatech Corp. (b).......................................... 10,000     494,375
Encad, Inc. (b).............................................  5,500     225,500
GT Interactive Software Corp. (b)...........................  5,000      95,625
Inso Corp. (b)..............................................  4,500     221,625
Integrated Systems, Inc. (b)................................  5,500     148,500
Intel Corp..................................................  4,500     494,438
Legato Systems, Inc. (b)....................................  9,000     319,500
Lucent Technologies, Inc....................................  5,500     258,500
McAfee Assoc., Inc. (b)..................................... 36,500   1,660,750
Medic Computer Systems, Inc. (b)............................  5,000     141,250
National Techteam, Inc. (b).................................  2,000      54,000
Network General Corp. (b)...................................  5,500     132,688
Newbridge Networks Corp. (b)................................ 10,500     332,063
Oracle Systems Corp. (b).................................... 20,000     846,250
Pairgain Technologies, Inc. (b)............................. 24,000   1,653,000
Parametric Technology Corp. (b)............................. 15,000     733,125
Paychex, Inc................................................  9,500     541,500
Peoplesoft, Inc. (b)........................................ 15,500   1,391,125
Picturetel Corp. (b)........................................  8,000     216,000
Rational Software Corp. (b).................................  5,000     191,875
Saville Systems PLC--ADR (Ireland), Class A (b).............  1,800      77,625
SCI Systems, Inc. (b).......................................  7,500     373,125
Security Dynamics Technologies, Inc. (b)....................  6,500     528,125
Sun Microsystems, Inc. (b)..................................  7,000     427,000
Sunguard Data Systems, Inc. (b)............................. 12,000     513,000
Sykes Enterprises, Inc. (b).................................  2,000      93,000
Systemsoft Corp. (b)........................................  7,000     197,750

                                               See Notes to Financial Statements

 EMERGING GROWTH FUND                     PORTFOLIO OF INVESTMENTS (CONTINUED)


                               October 31, 1996
-------------------------------------------------------------------------------

Security Description                                        Shares Market Value
-------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Technology Solutions Co. (b)...............................  5,500 $   213,813
Tellabs, Inc. (b)..........................................  7,500     638,438
U S Robotics Corp. (b)..................................... 12,000     754,500
Ultrak, Inc. (b)...........................................  6,500     171,438
Uniphase Corp. (b).........................................  3,500     168,875
Vanstar Corp. (b).......................................... 11,000     261,250
Vantive Corp. (b)..........................................  7,000     231,000
Viasoft, Inc. (b).......................................... 13,000     640,250
Visio Corp. (b)............................................  3,000     138,375
Vitesse Semiconductor (b)..................................  8,000     255,000
Wind River Systems, Inc. (b)...............................  7,000     297,500
                                                                   -----------
                                                                    27,261,879
                                                                   -----------
TRANSPORTATION 0.4%
Comair Holdings, Inc.......................................  6,000     120,750
Continental Airlines, Inc., Class B (b).................... 10,000     251,250
                                                                   -----------
                                                                       372,000
                                                                   -----------
UTILITIES 1.6%
ACC Corp. (b).............................................. 10,500     446,250
AES Corp. (b)..............................................  5,000     219,375
Cincinnati Bell, Inc.......................................  8,000     395,000
LCI International, Inc. (b)................................ 13,000     414,375
                                                                   -----------
                                                                     1,475,000
                                                                   -----------
TOTAL LONG-TERM INVESTMENTS 91.7%
 (Cost $66,343,908) (a)...........................................  83,654,849
REPURCHASE AGREEMENT 6.6%
 BankAmerica Securities, Inc. ($6,070,000 par collateralized by
 U.S. Government Obligations in a pooled cash account, dated
 10/31/96, to be sold on 11/01/96 at $6,070,944)..................   6,070,000
OTHER ASSETS IN EXCESS OF LIABILITIES 1.7%........................   1,551,787
                                                                   -----------
NET ASSETS 100.0%................................................. $91,276,636
                                                                   -----------

(a) At October 31, 1996, for federal income tax purposes, cost of long-term investments is $66,446,079; the aggregate gross unrealized appreciation is $19,026,851, and the aggregate gross unrealized depreciation is $1,818,081, resulting in net unrealized appreciation of $17,208,770.
(b) Non-income producing security as this stock currently does not declare dividends.
                                              See Notes to Financial Statements
                                     B-58

 EMERGING GROWTH FUND                      STATEMENT OF ASSETS AND LIABILITIES


                                October 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $66,343,908) (Note 1)..........  $83,654,849
Repurchase Agreement (Note 1).....................................    6,070,000
Cash..............................................................        3,552
Receivables:
 Fund Shares Sold.................................................    1,814,415
 Securities Sold..................................................      771,034
 Dividends........................................................       20,444
 Other............................................................       52,835
Unamortized Organizational Expenses (Note 1)......................       13,910
Other.............................................................        4,015
                                                                    -----------
 Total Assets.....................................................   92,405,054
                                                                    -----------
LIABILITIES:
Payables:
 Securities Purchased.............................................      808,033
 Distributor and Affiliates (Note 2)..............................      115,515
 Investment Advisory Fee (Note 2).................................       48,762
 Fund Shares Repurchased..........................................       32,076
 Other............................................................       24,573
Accrued Expenses..................................................       98,201
Retirement Plan (Note 2)..........................................        1,258
                                                                    -----------
 Total Liabilities................................................    1,128,418
                                                                    -----------
NET ASSETS........................................................  $91,276,636
                                                                    -----------
NET ASSETS CONSIST OF:
Capital (Note 3)..................................................  $77,755,730
Net Unrealized Appreciation on Securities.........................   17,310,941
Accumulated Net Investment Loss...................................       (1,258)
Accumulated Net Realized Loss on Securities.......................   (3,788,777)
                                                                    -----------
NET ASSETS........................................................  $91,276,636
                                                                    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value and redemption price per share (Based on net assets of $708,473 and 38,105 shares of beneficial interest
 issued and outstanding) (Note 3).................................  $     18.59
 Maximum sales charge (8.50%* of offering price)..................         1.73
                                                                    -----------
 Maximum offering price to public.................................  $     20.32
                                                                    -----------
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $51,483,826 and 2,771,815 shares of beneficial interest
 issued and outstanding) (Note 3).................................  $     18.57
 Maximum sales charge (5.50%* of offering price)..................         1.08
                                                                    -----------
 Maximum offering price to public.................................  $     19.65
                                                                    -----------
 Class B Shares:
 Net asset value and offering price per share (Based on net assets of $39,084,337 and 2,131,160 shares of beneficial interest issued
 and outstanding) (Note 3)........................................  $     18.34
                                                                    -----------

*On sales of $10,000 or more for Class 1 shares and $50,000 or more for Class A shares, the sales charge will be reduced.
                                               See Notes to Financial Statements

 EMERGING GROWTH FUND                                  STATEMENT OF OPERATIONS


                      For the Year Ended October 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..........................................................  $   205,313
Dividends.........................................................      197,215
                                                                    -----------
 Total Income.....................................................      402,528
                                                                    -----------
EXPENSES:
Shareholder Services (Note 2).....................................      476,088
Investment Advisory Fee (Note 2)..................................      376,436
Distribution (12b-1) and Service Fees (Attributed to Classes A and
B of $81,313 and $253,350, respectively) (Note 6).................      334,663
Registration and Filing Fees......................................      116,570
Accounting (Note 2)...............................................       79,620
Trustees Fees and Expenses (Note 2)...............................       16,286
Amortization of Organizational Expenses (Note 1)..................        4,191
Other ............................................................       67,411
                                                                    -----------
 Total Expenses...................................................    1,471,265
                                                                    -----------
NET INVESTMENT LOSS...............................................  $(1,068,737)
                                                                    -----------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Net Realized Loss on Investments..................................  $(3,758,785)
                                                                    -----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period..........................................    2,166,765
 End of the Period:
 Investments......................................................   17,310,941
                                                                    -----------
Net Unrealized Appreciation on Securities During the Period.......   15,144,176
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES....................  $11,385,391
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................  $10,316,654
                                                                    -----------

                                            STATEMENT OF CHANGES IN NET ASSETS


      For the Year Ended October 31, 1996 and the Period February 21, 1995
          (Commencement of Investment Operations) to October 31, 1995

--------------------------------------------------------------------------------

                                                                           From
                                                              February 21, 1995
                                                               (Commencement of
                                                                     Investment
                                                  Year Ended     Operations) to
                                            October 31, 1996   October 31, 1995
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................      $ (1,068,737)       $  (142,765)
Net Realized Loss on Securities...........        (3,758,785)           (29,992)
Net Unrealized Appreciation
 on Securities During the Period..........        15,144,176          2,166,765
                                                ------------        -----------
Change in Net Assets from Operations......        10,316,654          1,994,008
                                                ------------        -----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold.................        62,308,648         26,003,007
Cost of Shares Repurchased................        (8,092,239)        (1,253,642)
                                                ------------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS..............................        54,216,409         24,749,365
                                                ------------        -----------
TOTAL INCREASE IN NET ASSETS..............        64,533,063         26,743,373
NET ASSETS:
Beginning of the Period...................        26,743,573                200
                                                ------------        -----------
End of the Period (Including undistributed
 net loss of
 $1,258 and $0, respectively).............      $ 91,276,636        $26,743,573
                                                ------------        -----------

                                               See Notes to Financial Statements
                                     B-60

 EMERGING GROWTH FUND                                     FINANCIAL HIGHLIGHTS


 The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

--------------------------------------------------------------------------------

                                                                August 8, 1996
                                                                 (Commencement
                                                           of Distribution) to
Class 1 Shares                                                October 31, 1996
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period..................             $17.890
                                                                       -------
 Net Investment Loss......................................               (.015)
 Net Realized and Unrealized Gain on Securities...........                .718
                                                                       -------
Total from Investment Operations..........................                .703
                                                                       -------
Net Asset Value, End of the Period........................             $18.593
                                                                       -------
Total Return (a)..........................................                3.91%*
Net Assets at End of the Period (In millions).............                $0.7
Ratio of Expenses to Average Net Assets...................                1.74%
Ratio of Net Investment Loss to Average Net Assets........               (1.09%)
Portfolio Turnover........................................                  80%
Average Commission Paid for Equity Share Traded (b).......              $.0498

*Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Represents the average brokerage commissions paid on equity transactions entered into during the period for trades where commissions were applicable.
                                               See Notes to Financial Statements

 EMERGING GROWTH FUND                         FINANCIAL HIGHLIGHTS (CONTINUED)


The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

-------------------------------------------------------------------------------

                                                           February 21, 1995
                                                            (Commencement of
                                                                  Investment
                                             Year Ended       Operations) to
Class A Shares                         October 31, 1996  October 31, 1995(a)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period................................           $15.12               $11.81
                                                -------              -------
 Net Investment Loss..................            (.178)                (.24)
 Net Realized and Unrealized Gain on
  Securities..........................            3.632                 3.55
                                                -------              -------
Total from Investment Operations......            3.454                 3.31
                                                -------              -------
Net Asset Value, End of the Period....          $18.574               $15.12
                                                -------              -------
Total Return (b)......................           22.82%               28.11%(c)
Net Assets at End of the Period (In
millions).............................            $51.5                $15.9
Ratio of Expenses to Average Net
Assets (d)............................            2.21%                2.75%
Ratio of Net Investment Loss to
Average Net Assets (d)................          (1.52%)              (1.65%)
Portfolio Turnover....................              80%                  83%*
Average Commission Paid Per Equity
Share Traded (e)......................           $.0498                   --

-------------------------------------------------------------------------------

                                                           February 21, 1995
                                                            (Commencement of
                                                                  Investment
                                             Year Ended       Operations) to
Class B Shares                         October 31, 1996  October 31, 1995(a)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period................................           $15.04               $11.81
                                                -------              -------
 Net Investment Loss..................            (.270)                (.35)
 Net Realized and Unrealized Gain on
  Securities..........................            3.569                 3.58
                                                -------              -------
Total from Investment Operations......            3.299                 3.23
                                                -------              -------
Net Asset Value, End of the Period....          $18.339               $15.04
                                                -------              -------
Total Return (b)......................           21.94%               27.43%(c)
Net Assets at End of the Period (In
millions).............................            $39.1                $10.8
Ratio of Expenses to Average Net
Assets (d)............................            2.96%                3.49%
Ratio of Net Investment Loss to
Average Net Assets (d)................          (2.27%)              (2.45%)
Portfolio Turnover....................              80%                  83%*
Average Commission Paid Per Equity
Share Traded (e)......................           $.0498                   --

*Non-Annualized
(a) Based on average month-end shares outstanding.
(b) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) Total return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.
(d) If the Adviser had not waived fees for the period ended October 31, 1995, the total return would have been lower and the Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets would have been 3.37% and (2.27%) for Class A shares and 4.11% and (3.07%) for Class B shares, respectively.
(e) Represents the average brokerage commissions paid on equity transactions entered into during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.
                                              See Notes to Financial Statements

 GOVERNMENT FUND                                      PORTFOLIO OF INVESTMENTS

                                October 31, 1996
--------------------------------------------------------------------------------

 Par Amount
 (000)      Description                    Coupon           Maturity Market Value
---------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY
            OBLIGATIONS 57.3%
            Federal Home Loan Mortgage
    $ 4,631 Corp. Gold 5 Year Balloon...    6.500% 10/01/97-07/01/98 $  4,636,713
            Federal Home Loan Mortgage
        543 Corp. Gold 5 Year Balloon...    7.000  12/01/96-08/01/97      548,510
            Federal Home Loan Mortgage
      4,691 Corp. Gold 30 Year Pools....    7.000  07/01/24-10/01/24    4,610,549
            Federal Home Loan Mortgage
     22,460 Corp. Gold 30 Year Pools....    7.500  04/01/24-09/01/26   22,530,539
            Federal Home Loan Mortgage
        373 Corp. Gold 30 Year Pools....    8.000  06/01/24-11/01/24      380,703
            Federal National Mortgage
     10,645 Association Pools...........    6.500  01/01/26-07/01/26   10,182,693
            Federal National Mortgage
      9,490 Association Pools...........    7.000  12/01/22-05/01/25    9,325,093
            Federal National Mortgage
     16,876 Association Pools...........    7.500  04/01/24-03/01/26   16,924,030
            Federal National Mortgage
         26 Association Pools...........    8.000           08/01/25       26,172
            Government National Mortgage
     10,458 Association Pools...........    6.500  01/15/26-07/15/26   10,000,803
            Government National Mortgage
     32,418 Association Pools...........    7.000  06/15/22-08/15/26   31,800,273
            Government National Mortgage
      7,111 Association Pools...........    7.500  03/15/22-10/15/24    7,134,798
            Government National Mortgage
      5,597 Association Pools...........    8.000  06/15/16-08/15/24    5,722,875
            Government National Mortgage
     29,509 Association Pools...........    8.500  12/15/05-12/15/22   30,860,841
            Government National Mortgage
     22,515 Association Pools...........    9.000           12/15/17   24,189,146
            Government National Mortgage
         12 Association Pools...........   10.000           03/15/16       13,699
                                                                     ------------
            TOTAL U.S. GOVERNMENT AGENCY
            OBLIGATIONS.................                              178,887,437
                                                                     ------------
            U.S. GOVERNMENT
            OBLIGATIONS 40.0%
      1,000 U.S. Treasury Bonds.........    7.125           02/15/23    1,045,470
     10,000 U.S. Treasury Bonds.........   11.125           08/15/03   12,665,600
      9,000 U.S. Treasury Notes (b).......  6.500           08/15/97    9,068,940
        700 U.S. Treasury Notes.........    6.500           05/15/05      707,546
      1,200 U.S. Treasury Notes.........    6.500           08/15/05    1,213,128
     15,000 U.S. Treasury Notes (b).......  7.875           01/15/98   15,386,700
     10,000 U.S. Treasury Notes.........    7.875           08/15/01   10,731,300
        600 U.S. Treasury Notes.........    8.000           08/15/99      631,686
     10,000 U.S. Treasury Notes.........    8.500           04/15/97   10,137,500
     11,000 U.S. Treasury Notes.........    8.500           05/15/97   11,176,990
     10,000 U.S. Treasury Notes (b).......  8.500           02/15/00   10,746,900
     20,000 U.S. Treasury Notes (b).......  8.750           10/15/97   20,587,600
     20,000 U.S. Treasury Notes (b).......  9.000           05/15/98   20,971,800
                                                                     ------------
            TOTAL U.S. GOVERNMENT
            OBLIGATIONS.................                              125,071,160
                                                                     ------------
            FORWARD PURCHASE
            COMMITMENTS 6.4%
            U.S. Treasury Notes
     10,000 (November Forward)..........    5.750           10/31/00    9,901,000
            U.S. Treasury Notes
     10,000 (November Forward)..........    6.500           08/15/05   10,104,300
                                                                     ------------
            TOTAL FORWARD PURCHASE
            COMMITMENTS.................                               20,005,300
                                                                     ------------

TOTAL LONG-TERM INVESTMENTS 103.7%
 (Cost $320,383,980) (a).........................................  323,963,897
REPURCHASE AGREEMENT 1.5%
 BankAmerica Securities ($4,570,000 par collateralized by U.S.
 Government obligations
 in a pooled cash account, dated 10/31/96, to be sold on 11/01/96
 at $4,570,711)..................................................    4,570,000
LIABILITIES IN EXCESS OF OTHER ASSETS (5.2%).....................  (16,185,793)
                                                                  ------------
NET ASSETS 100.0%................................................ $312,348,104
                                                                  ------------

(a) At October 31, 1996, for federal income tax purposes, cost is $320,994,584, the aggregate gross unrealized appreciation is $4,686,897 and the aggregate gross unrealized depreciation is $1,717,584; resulting in net unrealized appreciation of $2,969,313.
(b) Assets segregated as collateral for open futures transactions and open forward commitments.
                                               See Notes to Financial Statements

 GOVERNMENT FUND                           STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $320,383,980) (Note 1)........  $323,963,897
Repurchase Agreement (Note 1)....................................     4,570,000
Cash.............................................................         3,123
Receivables:
 Securities Sold.................................................    10,868,852
 Interest........................................................     3,744,204
 Fund Shares Sold................................................       692,552
 Variation Margin on Futures (Note 5)............................       202,906
Other............................................................        36,587
                                                                   ------------
 Total Assets....................................................   344,082,121
                                                                   ------------
LIABILITIES:
Payables:
 Securities Purchased............................................    30,819,067
 Fund Shares Purchased...........................................       294,622
 Income Distributions............................................       238,122
 Investment Advisory Fee (Note 2)................................       155,687
 Distributor and Affiliates (Notes 2 and 6)......................       132,757
Accrued Expenses.................................................        87,109
Retirement Plan (Note 2).........................................         6,653
                                                                   ------------
 Total Liabilities...............................................    31,734,017
                                                                   ------------
NET ASSETS.......................................................  $312,348,104
                                                                   ------------
NET ASSETS CONSIST OF:
Capital (Note 3).................................................  $343,906,112
Net Unrealized Appreciation on Securities........................     5,358,494
Accumulated Distributions in Excess of Net Investment Income
(Note 1).........................................................        (6,653)
Accumulated Net Realized Loss on Securities......................   (36,909,849)
                                                                   ------------
NET ASSETS.......................................................  $312,348,104
                                                                   ------------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value and redemption price per share (Based on net assets of $287,374,275 and 27,616,551 shares of beneficial
 interest issued and outstanding) (Note 3).......................  $      10.41
 Maximum sales charge (6.75%* of offering price).................           .75
                                                                   ------------
 Maximum offering price to public................................  $      11.16
                                                                   ------------
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $11,123,614 and 1,068,402 shares of beneficial
 interest issued and outstanding) (Note 3).......................  $      10.41
 Maximum sales charge (4.75%* of offering price).................           .52
                                                                   ------------
 Maximum offering price to public................................  $      10.93
                                                                   ------------
 Class B Shares:
 Net asset value and offering price per share (Based on net
 assets of $13,850,215 and 1,330,303 shares of beneficial
 interest issued and outstanding) (Note 3).......................  $      10.41
                                                                   ------------

*On sales of $25,000 or more for Class 1 shares and $100,000 or more for Class
A shares, the sales charge will be reduced.
                                               See Notes to Financial Statements

 GOVERNMENT FUND                                       STATEMENT OF OPERATIONS


                      For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest...........................................................  $23,945,687
                                                                     -----------
EXPENSES:
Investment Advisory Fee (Note 2)...................................    1,883,666
Shareholder Services (Note 2)......................................      434,734
Trustees Fees and Expenses (Note 2)................................       46,123
Distribution (12b-1) and Services Fees (Attributed to Classes A & B
of $5,959 and $30,717, respectively) (Note 6)......................       36,676
Other .............................................................      263,648
                                                                     -----------
   Total Expenses..................................................    2,664,847
                                                                     -----------
NET INVESTMENT INCOME..............................................  $21,280,840
                                                                     -----------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Net Realized Gain/Loss on Securities:
 Investments.......................................................  $  (300,492)
 Futures...........................................................   (2,226,391)
 Forwards..........................................................   (1,449,713)
                                                                     -----------
Net Realized Loss on Securities....................................   (3,976,596)
                                                                     -----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period...........................................    8,948,767
                                                                     -----------
 End of the Period:
 Investments.......................................................    3,579,917
 Futures...........................................................    1,778,577
                                                                     -----------
                                                                       5,358,494
                                                                     -----------
Net Unrealized Depreciation on Securities During the Period........   (3,590,273)
                                                                     -----------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES.....................  $(7,566,869)
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................  $13,713,971
                                                                     -----------

                                            STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended October 31, 1996 and 1995

--------------------------------------------------------------------------------

                                                    Year Ended        Year Ended
                                              October 31, 1996  October 31, 1995
---------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income........................     $ 21,280,840      $ 22,579,674
Net Realized Gain/Loss on Securities.........       (3,976,596)          542,878
Net Unrealized Appreciation/Depreciation on
 Securities During the Period................       (3,590,273)       20,974,048
                                                  ------------      ------------
Change in Net Assets from Operations.........       13,713,971        44,096,600
                                                  ------------      ------------
Distributions from Net Investment Income.....      (21,657,232)      (22,389,062)
Distributions in Excess of Net Investment
 Income......................................         (124,957)                0
                                                  ------------      ------------
   Distributions from and in Excess of Net
   Investment Income (Note 1)................      (21,782,189)      (22,389,062)
                                                  ------------      ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES...................................       (8,068,218)       21,707,538
                                                  ------------      ------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold....................       56,574,484        40,107,323
Net Asset Value of Shares Issued Through
Dividend Reinvestment........................       18,761,150        19,322,483
Cost of Shares Repurchased...................      (83,934,267)      (87,084,035)
                                                  ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS.................................       (8,598,633)      (27,654,229)
                                                  ------------      ------------
TOTAL DECREASE IN NET ASSETS.................      (16,666,851)       (5,946,691)
NET ASSETS:
Beginning of the Period......................      329,014,955       334,961,646
                                                  ------------      ------------
End of the Period (Including undistributed
 net investment income of $(6,653) and
 $376,392, respectively).....................     $312,348,104      $329,014,955
                                                  ------------      ------------

                                               See Notes to Financial Statements

 GOVERNMENT FUND                                          FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                  Year Ended October 31,
                                           ------------------------------------
Class 1 Shares                                1996   1995    1994   1993   1992
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period..  $10.67  $9.99  $11.80 $11.56 $11.47
                                           ------- ------ ------- ------ ------
 Net Investment Income....................    .701    .70     .69  .7616    .86
 Net Realized and Unrealized
  Gain/Loss on Securities.................  (.247)  .6779 (1.358)  .4249  .1639
                                           ------- ------ ------- ------ ------
Total from Investment Operations..........    .454 1.3779  (.668) 1.1865 1.0239
                                           ------- ------ ------- ------ ------
Less:
 Distributions from and in Excess of Net
 Investment Income (Note 1)...............    .718  .6979   .6878  .7615  .8639
 Distributions from and in Excess of Net
  Realized Gain on Securities (Note 1)....     -0-    -0-   .4542   .185    .07
                                           ------- ------ ------- ------ ------
Total Distributions.......................    .718  .6979   1.142  .9465  .9339
                                           ------- ------ ------- ------ ------
Net Asset Value, End of the Period........ $10.406 $10.67   $9.99 $11.80 $11.56
                                           ------- ------ ------- ------ ------
Total Return (a)..........................   4.58% 14.27% (5.45%) 10.55%  9.32%
Net Assets at End of the Period (In
millions).................................  $287.4 $329.0  $335.0 $370.2 $282.0
Ratio of Expenses to Average Net Assets...    .84%   .83%    .89%   .89%   .95%
Ratio of Net Investment Income to Average
Net Assets................................   6.79%  6.84%   7.06%  7.35%  7.46%
Portfolio Turnover........................    276%   214%    256%   218%   112%

--------------------------------------------------------------------------------

                                            Class A Shares       Class B Shares
                                            --------------       --------------
                                              Period Ended         Period Ended
                                       October 31, 1996(b)  October 31, 1996(b)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period...............................               $10.32               $10.32
                                                   -------              -------
 Net Investment Income...............                 .152                 .137
 Net Realized and Unrealized
  Gain/Loss on Securities............                 .090                 .090
                                                   -------              -------
Total from Investment Operations.....                 .242                 .227
Less Distributions from and in Excess
of Net Investment Income (Note 1)....                 .151                 .136
                                                   -------              -------
Net Asset Value, End of the Period...              $10.411              $10.411
                                                   -------              -------
Total Return (a).....................                2.36%*               2.18%*
Net Assets at End of the Period (In
millions)............................                $11.1                $13.9
Ratio of Expenses to Average Net
Assets...............................                1.09%                1.84%
Ratio of Net Investment Income to
Average Net Assets...................                6.50%                5.74%
Portfolio Turnover...................                 276%                 276%

*Non-Annualized
(a)Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b)Class A and Class B shares commenced distribution on August 8, 1996.
                                               See Notes to Financial Statements

 GROWTH FUND                                          PORTFOLIO OF INVESTMENTS

                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                    Shares     Market Value
-------------------------------------------------------------------------------
COMMON STOCKS 89.4%
CONSUMER DISTRIBUTION 7.2%
Cardinal Health Inc...................................   160,000 $   12,560,000
Dayton Hudson Corp....................................   450,000     15,581,250
Dillard Department Stores Inc.........................   450,000     14,287,500
Dominick's Supermarkets Inc. (c)......................   314,000      6,240,750
Duckwall-Alco Stores, Inc. (c)........................   200,000      2,625,000
Eckerd Corp. (c)...................................... 1,025,000     28,443,750
Federated Department Stores Inc. (c)..................   500,000     16,500,000
Gap Inc...............................................   280,000      8,120,000
Kroger Co. (c)........................................   750,000     33,468,750
Lear Corp. (c)........................................   600,000     22,200,000
Safeway Inc. (c)......................................   350,000     15,006,250
Saks Holdings Inc. (c)................................   295,000     10,325,000
Sears, Roebuck & Co...................................   208,000     10,062,000
TJX Cos. Inc. New.....................................   350,000     14,000,000
Wal-Mart Stores Inc...................................   550,000     14,643,750
                                                                 --------------
                                                                    224,064,000
                                                                 --------------
CONSUMER DURABLES 2.2%
Black & Decker Corp...................................   500,000     18,687,500
Eastman Kodak Co......................................   110,000      8,772,500
General Motors Corp...................................   600,000     32,325,000
Harley Davidson Inc...................................   235,000     10,604,375
                                                                 --------------
                                                                     70,389,375
                                                                 --------------
CONSUMER NON-DURABLES 6.0%
Adidas --ADS (Germany)................................   360,000     15,390,000
Avon Products Inc.....................................   640,000     34,720,000
Colgate Palmolive Co..................................   260,000     23,920,000
CPC International Inc.................................   400,000     31,550,000
Gillette Co...........................................   450,000     33,637,500
Liz Claiborne Inc.....................................   525,000     22,181,250
Nabisco Holdings Corp. Class A........................   500,000     18,625,000
Tambrands Inc.........................................   172,400      7,348,550
                                                                 --------------
                                                                    187,372,300
                                                                 --------------
CONSUMER SERVICES 4.7%
Cox Communications Inc. New (c)....................... 1,112,500     20,581,250
Harcourt General Inc..................................   330,000     16,417,500
Host Marriott Corp. (c)...............................   675,000     10,378,125
Marriott International Inc............................   400,000     22,750,000
Service Corp. International...........................   826,000     23,541,000
Tele Communications Class A New (c)................... 2,750,000     34,203,125
Time Warner Inc.......................................   550,000     20,487,500
                                                                 --------------
                                                                    148,358,500
                                                                 --------------
ENERGY 8.2%
Apache Corp...........................................   300,000     10,650,000
Baker Hughes Inc......................................   400,000     14,250,000
Coastal Corp..........................................   500,000     21,500,000
Diamond Offshore Drilling (c).........................   230,000     14,001,250
PanEnergy Corp........................................ 1,000,000     38,500,000
Phillips Petroleum Co.................................   625,000     25,625,000
Repsol SA Sponsored--ADR (Spain)......................   700,000     22,837,500
Texaco Inc............................................   250,000     25,406,250
Union Pacific Resources Group.........................   600,000     16,500,000
Williams Cos..........................................   825,000     43,106,250
Ypf Sociedad Anonima--ADS (Argentina)................. 1,000,000     22,750,000
                                                                 --------------
                                                                    255,126,250
                                                                 --------------

                                               See Notes to Financial Statements

 GROWTH FUND                              PORTFOLIO OF INVESTMENTS (CONTINUED)

                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                     Shares     Market Value
--------------------------------------------------------------------------------
FINANCE 17.5%
Bank of Boston Corp...................................    650,000 $   41,600,000
BankAmerica Corp......................................    350,000     32,025,000
Chase Manhattan Corp..................................    380,000     32,585,000
Corestates Financial Corp.............................    725,000     35,253,125
Federal National Mortgage Association.................  1,190,000     46,558,750
First Bank System Inc.................................    315,000     20,790,000
First Union Corp......................................    420,000     30,555,000
Green Tree Financial Corp.............................    460,000     18,227,500
Greenpoint Financial Corp.............................    975,000     45,337,500
Merrill Lynch & Co. Inc...............................    130,000      9,132,500
MGIC Investment Corp..................................    315,000     21,616,875
Nationsbank Corp......................................    180,000     16,965,000
Ryder Systems Inc.....................................    399,600     11,888,100
SunAmerica Inc........................................    950,000     35,625,000
Van Kampen American Capital Small Capitalization Fund.  7,516,109    103,797,466
Van Kampen American Capital Foreign Securities Fund...  4,457,683     44,665,980
                                                                  --------------
                                                                     546,622,796
                                                                  --------------
HEALTH CARE 9.0%
Abbott Laboratories...................................    500,000     25,312,500
American Home Products Corp...........................    415,000     25,418,750
Amgen Inc. (c)........................................    284,000     17,412,750
Becton Dickinson & Co.................................    625,000     27,187,500
Bristol-Myers Squibb Co...............................    420,000     44,415,000
Healthsouth Rehabilitation (c)........................    520,000     19,500,000
Mallinckrodt Group Inc................................    310,000     13,485,000
Merck & Co. Inc.......................................    215,000     15,936,875
Pfizer Inc............................................    285,000     23,583,750
Schering Plough Corp..................................    315,000     20,160,000
Smithkline Beecham PLC--ADR (United Kingdom)..........    390,000     24,423,750
Warner Lambert Co.....................................    365,000     23,223,125
                                                                  --------------
                                                                     280,059,000
                                                                  --------------
PRODUCER MANUFACTURING 9.2%
AlliedSignal Inc......................................    450,000     29,475,000
Canadian Pacific Ltd..................................  1,300,000     32,825,000
Corning Inc...........................................  1,350,000     52,312,500
Deere & Co............................................    375,000     15,656,250
Dover Corp............................................    275,000     14,128,125
General Electric Co...................................    295,000     28,541,250
Honeywell Inc.........................................    750,000     46,593,750
Ingersoll Rand Co.....................................    300,000     12,487,500
United Technologies Corp..............................    195,000     25,106,250
WMX Technologies Inc..................................    930,000     31,968,750
                                                                  --------------
                                                                     289,094,375
                                                                  --------------
RAW MATERIALS/PROCESSING INDUSTRIES 4.0%
Air Products & Chemicals Inc..........................    400,000     24,000,000
Mead Corp.............................................    250,000     14,187,500
Morton International Inc..............................    970,000     38,193,750
Praxair Inc...........................................    370,000     16,372,500
Raychem Corp..........................................    190,000     14,843,750
Union Carbide Corp....................................    420,000     17,902,500
                                                                  --------------
                                                                     125,500,000
                                                                  --------------
TECHNOLOGY 17.7%
3Com Corp. (c)........................................    500,000     33,812,500
ADC Telecommunications Inc. (c).......................    230,000     15,726,250
Altera Corp. (c)......................................    300,000     18,600,000

                                               See Notes to Financial Statements

 GROWTH FUND                              PORTFOLIO OF INVESTMENTS (CONTINUED)

                                October 31, 1996
--------------------------------------------------------------------------------

Security Description                                Shares     Market Value
---------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Ascend Communications Inc. (c)...................    150,000 $    9,806,250
BMC Software Inc. (c)............................    300,000     24,900,000
Boeing Co........................................    285,000     27,181,875
Cadence Design Systems Inc. (c)..................    420,000     15,330,000
Cisco Systems Inc. (c)...........................    800,000     49,500,000
Compaq Computer Corp. (c)........................    200,000     13,925,000
Computer Association International Inc...........    500,000     29,562,500
Dell Computer Corp. (c)..........................    160,000     13,020,000
Ericsson LM--ADR (Sweden)........................  1,000,000     27,625,000
Intel Corp.......................................    470,000     51,641,250
International Business Machines..................    250,000     32,250,000
Lucent Technologies Inc..........................    650,000     30,550,000
McAfee Association Inc. (c)......................    390,000     17,745,000
McDonnell Douglas Corp...........................    500,000     27,250,000
Microsoft Corp. (c)..............................    235,000     32,253,750
Oracle System Corp. (c)..........................    480,000     20,310,000
Parametric Technology Corp. (c)..................    200,000      9,775,000
SCI Systems Inc. (c).............................    200,000      9,950,000
Sun Microsystems Inc. (c)........................    250,000     15,250,000
Tellabs Inc. (c).................................    225,000     19,153,125
Xilinx Inc. (c)..................................    300,000      9,825,000
                                                             --------------
                                                                554,942,500
                                                             --------------
TRANSPORTATION 1.0%
Union Pacific Corp...............................    560,000     31,430,000
                                                             --------------
UTILITIES 2.7%
Frontier Corp....................................    335,000      9,715,000
LCI International Inc. (c).......................    275,000      8,765,625
MCI Communications Corp..........................    600,000     15,075,000
Portugal Telecom SA Sponsored--ADR (Portugal)
(c)..............................................    315,000      8,150,625
Telefonica De Espana SA--ADR (Spain).............    365,000     21,991,250
Texas Utilities Co...............................    520,000     21,060,000
                                                             --------------
                                                                 84,757,500
                                                             --------------
TOTAL COMMON STOCK..........................................  2,797,716,596
                                                             --------------
U.S. GOVERNMENT OBLIGATIONS 2.0%
United States Treasury Bonds ($50,000,000 par, 8.75% coupon,
05/15/17 maturity) (b)......................................     61,140,500
                                                             --------------
TOTAL LONG-TERM INVESTMENTS 91.4%
 (Cost of $2,326,341,343) (a)...............................  2,858,857,096
                                                             --------------
SHORT-TERM INVESTMENTS 7.0%
U.S. GOVERNMENT OBLIGATIONS 4.0%
Federal Home Loan Mortgage Corp. ($13,000,000 par, yielding
5.21%, 11/13/96 maturity)...................................     12,975,683
Federal Home Loan Mortgage Corp. ($50,000,000 par, yielding
5.30%, 01/24/97 maturity) (b)...............................     49,386,000
Federal National Mortgage Association ($13,000,000 par,
yielding 5.19%, 11/14/96 maturity)..........................     12,973,812
Federal National Mortgage Association ($20,000,000 par,
yielding 5.35%, 01/03/97 maturity)..........................     19,816,400
Federal National Mortgage Association ($10,000,000 par,
yielding 5.31%, 02/10/97 maturity)..........................      9,852,300
Federal National Mortgage Association ($20,000,000 par,
yielding 5.45%, 04/11/97 maturity)..........................     19,531,000
                                                             --------------
                                                                124,535,195
                                                             --------------
REPURCHASE AGREEMENTS 3.0%
BankAmerica Securities ($34,685,000 par collateralized by
U.S. Government obligations in a pooled cash account, dated
10/31/96, to be sold on 11/01/96 at $34,690,395)............     34,685,000
Prudential Securities Inc. ($23,185,000 par collateralized
by U.S. Government obligations in a pooled cash account,
dated 10/31/96, to be sold on 11/01/96 at $23,188,561)......     23,185,000
SBC Capital Markets Inc. ($37,165,000 par collateralized by
U.S. Government obligations in a pooled cash account, dated
10/31/96, to be sold on 11/01/96 at $37,170,884)............     37,165,000
                                                             --------------
                                                                 95,035,000
TOTAL SHORT-TERM INVESTMENTS (Cost of $219,554,148)(a)......    219,570,195
OTHER ASSETS IN EXCESS OF LIABILITIES 1.6%..................     50,160,044
                                                             --------------
NET ASSETS 100.0%........................................... $3,128,587,335
                                                             --------------

(a) At October 31, 1996, for federal income tax purposes cost including short-term investments is $2,553,417,674, the aggregate gross unrealized appreciation is $541,278,832 and the aggregate gross unrealized depreciation is $16,269,215, resulting in net unrealized appreciation of $525,009,617.
(b) Assets segregated as collateral for open futures transactions.
(c) Non-income producing security as this stock currently does not declare dividends.
                                               See Notes to Financial Statements

 GROWTH FUND                               STATEMENT OF ASSETS AND LIABILITIES


                                October 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $2,326,341,343) (Note 1).....  $2,858,857,096
Short-Term Investments (Cost of $124,519,148) (Note 1)..........     124,535,195
Repurchase Agreement (Note 1)...................................      95,035,000
Cash............................................................           2,639
Receivables:
 Securities Sold................................................     101,819,205
 Dividends......................................................       2,230,898
 Interest.......................................................       2,021,060
 Variation Margin on Futures (Note 5)...........................         959,000
Other...........................................................         296,575
                                                                  --------------
 Total Assets...................................................   3,185,756,668
                                                                  --------------
LIABILITIES:
Payables:
 Securities Purchased...........................................      51,708,114
 Fund Shares Repurchased........................................       1,904,375
 Distributor and Affiliates (Note 2)............................       1,729,823
 Investment Advisory Fee (Note 2)...............................       1,551,641
Accrued Expenses................................................         212,684
Retirement Plan (Note 2)........................................          62,696
                                                                  --------------
 Total Liabilities..............................................      57,169,333
                                                                  --------------
NET ASSETS......................................................  $3,128,587,335
                                                                  --------------
NET ASSETS CONSIST OF:
Capital (Note 3)................................................  $2,345,009,529
Net Unrealized Appreciation on Securities.......................     532,627,910
Accumulated Net Realized Gain on Securities.....................     226,812,341
Accumulated Undistributed Net Investment Income.................      24,137,555
                                                                  --------------
NET ASSETS......................................................  $3,128,587,335
                                                                  --------------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value and redemption price per share (Based on net assets of $3,005,162,569 and 167,171,713 shares of beneficial
 interest issued and outstanding) (Note 3)......................  $        17.98
 Maximum sales charge (8.50%* of offering price)................            1.67
                                                                  --------------
 Maximum offering price to public...............................  $        19.65
                                                                  --------------
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $49,284,844 and 2,744,250 shares of beneficial
 interest issued and outstanding) (Note 3)......................  $        17.96
 Maximum sales charge (5.50%* of offering price)................            1.05
                                                                  --------------
 Maximum offering price to public...............................  $        19.01
                                                                  --------------
 Class B Shares:
 Net asset value and offering price per share (Based on net
 assets of $74,139,922 and 4,135,444 shares of beneficial
 interest issued and outstanding) (Note 3)......................  $        17.93
                                                                  --------------

*On sales of $10,000 or more on Class 1 shares and $50,000 or more on Class A shares, the sales charge will be reduced.
                                               See Notes to Financial Statements

 GROWTH FUND                                           STATEMENT OF OPERATIONS


                      For the Year Ended October 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends.........................................................  $ 44,041,257
Interest..........................................................    13,157,977
                                                                    ------------
 Total Income.....................................................    57,199,234
                                                                    ------------
EXPENSES:
Investment Advisory Fee (Note 2)..................................    17,148,560
Shareholder Services (Note 2).....................................     7,572,904
Trustees Fees and Expenses (Note 2)...............................       249,315
Distribution (12b-1) and Service Fees (Attributed to Classes A and
B of $25,460 and $157,762, respectively)(Note 6)..................       183,222
Other ............................................................     1,611,597
                                                                    ------------
 Total Expenses...................................................    26,765,598
                                                                    ------------
NET INVESTMENT INCOME.............................................  $ 30,433,636
                                                                    ------------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
 Investments......................................................  $211,349,535
 Options..........................................................       124,017
 Futures..........................................................    21,850,672
                                                                    ------------
Net Realized Gain on Securities...................................   233,324,224
                                                                    ------------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period..........................................   266,339,991
                                                                    ------------
 End of the Period:
 Investments......................................................   532,531,800
 Futures..........................................................        96,110
                                                                    ------------
                                                                     532,627,910
                                                                    ------------
Net Unrealized Appreciation on Securities During the Period.......   266,287,919
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES....................  $499,612,143
                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................  $530,045,779
                                                                    ------------

                                            STATEMENT OF CHANGES IN NET ASSETS


                 For the Years Ended October 31, 1996 and 1995

--------------------------------------------------------------------------------

                                                  Year Ended        Year Ended
                                            October 31, 1996  October 31, 1995
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................   $   30,433,636    $   24,386,716
Net Realized Gain on Securities............      233,324,224       358,190,994
Net Unrealized Appreciation on Securities
 During the Period.........................      266,287,919       130,227,400
                                              --------------    --------------
Change in Net Assets from Operations.......      530,045,779       512,805,110
                                              --------------    --------------
Distributions from Net Investment Income
 (Note 1)..................................      (27,245,960)      (22,053,177)
Distributions from Net Realized Gain on
 Securities (Note 1).......................     (358,762,393)     (147,259,430)
                                              --------------    --------------
   Total Distributions.....................     (386,008,353)     (169,312,607)
                                              --------------    --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES.................................      144,037,426       343,492,503
                                              --------------    --------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold..................      386,037,987       294,906,458
Net Asset Value of Shares Issued Through
Dividend Reinvestment......................      383,855,779       168,462,102
Cost of Shares Repurchased.................     (396,848,766)     (365,263,456)
                                              --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS...............................      373,045,000        98,105,104
                                              --------------    --------------
TOTAL INCREASE IN NET ASSETS...............      517,082,426       441,597,607
NET ASSETS:
Beginning of the Period....................    2,611,504,909     2,169,907,302
                                              --------------    --------------
End of the Period (Including undistributed
 net investment income of
 $24,137,555 and $20,950,803,
 respectively).............................   $3,128,587,335    $2,611,504,909
                                              --------------    --------------

                                               See Notes to Financial Statements

 GROWTH FUND                                              FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                               Year Ended October 31,
                                    --------------------------------------------
Class 1 Shares                          1996     1995     1994     1993     1992
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period............................    $17.46   $15.31   $16.26   $16.02   $15.47
                                    -------- -------- -------- -------- --------
 Net Investment Income............      .187      .16      .13     .116      .13
 Net Realized and Unrealized
  Gain/Loss on Securities.........     2.916     3.18    .2075   2.0065   1.3925
                                    -------- -------- -------- -------- --------
Total from Investment Operations..     3.103     3.34    .3375   2.1225   1.5225
                                    -------- -------- -------- -------- --------
Less:
 Distributions from Net Investment
 Income...........................      .183     .155    .1125     .115      .17
 Distributions from and in Excess
  of Net Realized Gain on
  Securities......................     2.403    1.035    1.175   1.7675    .8025
                                    -------- -------- -------- -------- --------
Total Distributions...............     2.586     1.19   1.2875   1.8825    .9725
                                    -------- -------- -------- -------- --------
Net Asset Value, End of the
Period............................   $17.977   $17.46   $15.31   $16.26   $16.02
                                    -------- -------- -------- -------- --------
Total Return (a)..................    19.94%   24.01%    2.04%   14.27%    9.83%
Net Assets at End of the Period
(In millions).....................  $3,005.2 $2,611.5 $2,169.9 $2,065.7 $1,648.0
Ratio of Expenses to Average Net
Assets............................      .93%    1.00%    1.09%    1.14%    1.18%
Ratio of Net Investment Income to
Average Net Assets................     1.08%    1.04%     .89%     .80%     .91%
Portfolio Turnover................      202%     230%     164%     166%     134%
Average Commission Paid Per Equity
Share Traded (b)..................    $.0602       --       --       --       --

--------------------------------------------------------------------------------

                                           Class A Shares       Class B Shares
                                           --------------       --------------
                                             Period Ended         Period Ended
                                      October 31, 1996(c)  October 31, 1996(c)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period...............................             $16.630              $16.630
                                                  -------              -------
 Net Investment Income...............                .017               (.011)
 Net Realized and Unrealized
  Gain/Loss on Securities............               1.312                1.309
                                                  -------              -------
Total from Investment Operations.....               1.329                1.298
                                                  -------              -------
Net Asset Value, End of the Period...             $17.959              $17.928
                                                  -------              -------
Total Return (a).....................               8.00%*               7.82%*
Net Assets at End of the Period (In
millions)............................               $49.3                $74.1
Ratio of Expenses to Average Net
Assets...............................               1.17%                1.93%
Ratio of Net Investment Income/Loss
to Average Net Assets................                .46%               (.29%)
Portfolio Turnover...................                202%                 202%
Average Commission Paid Per Equity
Share Traded (b).....................              $.0602               $.0602

*Non-Annualized
(a)Total return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Presents the average brokerage commission paid on equity transactions entered into during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.
(c)Class A and Class B shares commenced distribution on August 8, 1996.
                                               See Notes to Financial Statements

 GROWTH AND INCOME FUND                               PORTFOLIO OF INVESTMENTS


                                October 31, 1996
--------------------------------------------------------------------------------

Description                                 Shares  Market Value
----------------------------------------------------------------
COMMON STOCK 88.1%
CONSUMER DISTRIBUTION 5.7%
Eckerd Corp. (c)........................... 288,000 $  7,992,000
Federated Department Stores, Inc. (c).......537,700   17,744,100
Gymboree Corp. (c)..........................143,500    4,484,375
Sears Roebuck & Co......................... 131,700    6,370,987
Talbots, Inc............................... 174,400    4,970,400
Toys R Us, Inc. (c).........................137,000    4,640,875
Vons Companies, Inc. (c)....................120,300    6,661,612
Wal-Mart Stores, Inc....................... 203,000    5,404,875
                                                    ------------
                                                      58,269,224
                                                    ------------
CONSUMER DURABLES 1.9%
Eastman Kodak Co...........................  77,200    6,156,700
Hasbro, Inc................................ 142,000    5,520,250
Masco Corp................................. 189,000    5,929,875
Newell Co..................................  52,000    1,475,500
                                                    ------------
                                                      19,082,325
                                                    ------------
CONSUMER NON-DURABLES 6.3%
Adidas Ads................................. 234,200   10,012,050
Campbell Soup Co........................... 109,300    8,744,000
Coca Cola Co............................... 108,700    5,489,350
Colgate Palmolive Co.......................  82,200    7,562,400
Nabisco Holdings Corp., Class A............ 362,000   13,484,500
Procter & Gamble Co........................  64,000    6,336,000
Quaker Oats Co............................. 224,000    7,952,000
Ralston Purina Group.......................  85,100    5,627,238
                                                    ------------
                                                      65,207,538
                                                    ------------
CONSUMER SERVICES 3.7%
H & R Block Inc............................ 209,100    5,175,225
Deluxe Corp................................ 159,800    5,213,475
Dun & Bradstreet Corp......................  78,300    4,531,612
Omnicom Group.............................. 158,642    7,892,440
Time Warner, Inc........................... 120,000    4,470,000
Tribune Co.................................  80,000    6,540,000
Walt Disney Co.............................  61,500    4,051,313
                                                    ------------
                                                      37,874,065
                                                    ------------
ENERGY 10.8%
Amerada Hess Corp.......................... 104,000    5,759,000
Apache Corp................................ 162,800    5,779,400
Burlington Resources, Inc.................. 219,400   11,052,275
Chevron Corp............................... 209,000   13,741,750
Coastal Corp............................... 105,000    4,515,000
Pacific Enterprises........................ 130,100    4,000,575
PanEnergy Corp............................. 250,100    9,628,850
Royal Dutch Petroleum--ADR (UK)............  73,300   12,121,988
Sun, Inc................................... 190,000    4,251,250
Texaco, Inc................................ 294,500   29,928,563
Union Pacific Resources Group..............  55,474    1,525,535
Unocal Corp................................ 251,000    9,192,875
                                                    ------------
                                                     111,497,061
                                                    ------------
FINANCE 14.3%
Allstate Corp.............................. 218,800   12,280,150
American International Group, Inc..........  99,100   10,764,738
Bankamerica Corp........................... 213,000   19,489,500
Beacon Properties Corp.....................  58,400    1,715,500

                                               See Notes to Financial Statements

 GROWTH AND INCOME FUND                   PORTFOLIO OF INVESTMENTS (CONTINUED)

                                October 31, 1996
--------------------------------------------------------------------------------

Description                                              Shares    Market Value
-------------------------------------------------------------------------------
FINANCE (CONTINUED)
Chase Manhattan Corp.................................... 139,400 $   11,953,550
Citicorp................................................  45,500      4,504,500
Comerica, Inc........................................... 141,400      7,511,875
Everest Real Estate Holdings............................ 266,800      6,803,400
Federal National Mortgage Association................... 443,400     17,348,025
First Bank System, Inc..................................  95,300      6,289,800
Health Care Property Investors..........................  45,000      1,580,625
Horace Mann Educators Corp.............................. 183,000      6,267,750
J.P. Morgan & Co., Inc.................................. 100,000      8,637,500
MBIA, Inc...............................................  75,800      6,717,775
Nationsbank Corp........................................  53,000      4,995,250
Simon DeBartolo Group, Inc..............................  85,204      2,247,256
Student Loan Marketing Association...................... 104,000      8,606,000
USF&G Corp.............................................. 388,000      7,372,000
Weingarten Realty Investors.............................  35,800      1,373,825
                                                                 --------------
                                                                    146,459,019
                                                                 --------------
HEALTH CARE 11.3%
Abbott Labs............................................. 202,000     10,226,250
Amgen, Inc. (c)......................................... 125,000      7,664,062
Bristol Myers Squibb Co................................. 112,000     11,844,000
Glaxo Sponsored PLC--ADR (UK)........................... 305,000      9,607,500
Merck & Co., Inc........................................ 160,000     11,860,000
Pacificare Health Systems, Inc., Class B (c)............ 107,000      7,516,750
Pharmacia & Upjohn, Inc................................. 174,700      6,289,200
Sandoz Limited Sponsored--ADR (Switzerland)............. 220,000     12,677,500
Smithkline Beecham PLC, Class A--ADR (UK)............... 230,000     14,403,750
Teva Pharmaceutical Limited--ADR (Germany).............. 153,100      6,411,062
Warner Lambert Co....................................... 216,000     13,743,000
Watsons Pharmaceuticals, Inc. (c)....................... 127,000      4,238,625
                                                                 --------------
                                                                    116,481,699
                                                                 --------------
PRODUCER MANUFACTURING 7.4%
AlliedSignal, Inc....................................... 196,700     12,883,850
Briggs & Stratton Corp..................................  85,000      3,400,000
Canadian Pacific Limited................................ 573,200     14,473,300
Cooper Industries, Inc..................................  98,800      3,976,700
Foster Wheeler Corp..................................... 127,300      5,219,300
General Electric Co.....................................  72,100      6,975,675
Honeywell, Inc.......................................... 126,000      7,827,750
Ingersoll Rand Co....................................... 185,000      7,700,625
Stewart & Stevenson Services, Inc....................... 311,000      6,608,750
WMX Technologies, Inc................................... 211,400      7,266,875
                                                                 --------------
                                                                     76,332,825
                                                                 --------------
RAW MATERIALS/PROCESSING INDUSTRIES 4.8%
Betzdearborn, Inc.......................................  77,300      4,058,250
Crown Cork & Seal, Inc.................................. 303,800     14,582,400
Georgia Pacific Corp....................................  30,000      2,250,000
Lubrizol Corp........................................... 137,000      4,075,750
Mead Corp............................................... 111,200      6,310,600
Monsanto Co............................................. 223,000      8,836,375
Morton International Industries, Inc....................  55,000      2,165,625
Praxair, Inc............................................ 155,300      6,872,025
                                                                 --------------
                                                                     49,151,025
                                                                 --------------

                                               See Notes to Financial Statements
                                     B-74

 GROWTH AND INCOME FUND                   PORTFOLIO OF INVESTMENTS (CONTINUED)


                                October 31, 1996
--------------------------------------------------------------------------------

Description                                              Shares    Market Value
-------------------------------------------------------------------------------
TECHNOLOGY 11.9%
3Com Corp. (c).......................................... 166,000 $   11,225,750
BMC Software, Inc. (c).................................. 120,000      9,960,000
Boeing Co............................................... 124,600     11,883,725
Cisco Systems, Inc. (c)................................. 126,400      7,821,000
Computer Associates International, Inc.................. 210,050     12,419,206
DSC Communications Corp. (c)............................ 155,000      2,150,625
Ericsson L M, Class B Sek 10--ADR (Sweden).............. 192,000      5,304,000
General Instruments Corp. (c)........................... 357,000      7,184,625
General Signal Corp..................................... 198,200      8,076,650
Intel Corp..............................................  53,000      5,823,375
Linear Technology Corp..................................  91,000      3,048,500
Lucent Technologies, Inc................................ 146,514      6,886,157
Microsoft Corp. (c).....................................  51,500      7,068,375
Newbridge Networks Corp. (c)............................ 278,600      8,810,725
Nokia Corp. Ads......................................... 115,400      5,351,675
Oak Industries, Inc. (c)................................  62,000      1,573,250
Tellabs, Inc. (c).......................................  88,400      7,525,050
                                                                 --------------
                                                                    122,112,688
                                                                 --------------
TRANSPORTATION 1.2%
Canadian National Railway............................... 242,700      6,674,250
Union Pacific Corp......................................  98,000      5,500,250
                                                                 --------------
                                                                     12,174,500
                                                                 --------------
UTILITIES 8.8%
Allegheny Power Systems, Inc............................ 139,500      4,167,563
AT&T Corp............................................... 721,000     25,144,875
Cable & Wireless PLC--ADR (UK).......................... 213,000      5,085,375
Cincinnati Bell, Inc.................................... 150,400      7,426,000
Duke Power Co...........................................  10,200        498,525
Edison International.................................... 252,000      4,977,000
Frontier Corp........................................... 210,600      6,107,400
Houston Industries, Inc................................. 131,000      2,996,625
MCI Communications Corp................................. 312,300      7,846,538
National Power PLC Sponsored--ADR (UK).................. 224,300      6,084,137
Pacificorp.............................................. 337,600      7,131,800
Powergen PLC--ADR (UK).................................. 255,000      8,542,500
Scana Corp.............................................. 170,000      4,547,500
                                                                 --------------
                                                                     90,555,838
                                                                 --------------
TOTAL COMMON STOCKS.....................................            905,197,807
                                                                 --------------
CONVERTIBLE PREFERRED 1.8%
Kmart Financing, 7.75%..................................  78,900      3,747,750
SCI Finance LLC, 6.25%..................................  51,200      4,870,400
Williams Cos., $3.50 Dividend per share................. 118,700      9,911,450
                                                                 --------------
TOTAL CONVERTIBLE PREFERRED.............................             18,529,600
                                                                 --------------

                                               See Notes to Financial Statements
                                     B-75

 GROWTH AND INCOME FUND                   PORTFOLIO OF INVESTMENTS (CONTINUED)


                                October 31, 1996
--------------------------------------------------------------------------------

 Description                                    Market Value
------------------------------------------------------------
 CONVERTIBLE CORPORATE OBLIGATIONS 4.5%
 ADT Operations, Inc., LYON ($15,600,000
 par, 0% coupon, 07/06/10 maturity)........   $    9,243,000
 Continental Airlines, Inc., ($1,975,000
 par, 6.75% coupon, 04/15/06 maturity).....        2,024,375
 MBL International ($5,300,000 par, 3.00%
 coupon, 11/30/02 maturity)................        5,856,500
 Merrill Lynch STRYPES ($97,700 par, 6.00%
 coupon, 06/01/99 maturity)................        1,892,937
 News America Holdings, Inc., LYON
 ($12,300,000 par, 0% coupon, 03/11/13
 maturity).................................        5,750,250
 Roche Holdings, Inc., LYONS ($23,500,000
 par, 0% coupon, 04/20/10 maturity)........       10,398,750
 Sandoz Ltd. ($2,600,000 par, 2.00% coupon,
 10/06/02 maturity)........................        2,853,500
 Sprint Corp., DECS ($120,000 par, 8.25%
 coupon, 03/31/00 maturity)................        4,239,787
 U S Cellular Corp., LYON ($13,000,000 par,
 0% coupon, 06/15/15 maturity).............        4,322,500
                                              --------------
 TOTAL CONVERTIBLE DEBT....................       46,581,599
                                              --------------
 TOTAL LONG-TERM INVESTMENTS 94.4%
  (Cost $814,300,859) (a)..................      970,309,006
                                              --------------
 SHORT-TERM INVESTMENTS 6.4%
 GOVERNMENT AGENCY OBLIGATIONS 4.3%
 Federal Home Loan Mortgage Corp. Disc Note
 ($3,250,000 par, yielding 5.18%, 11/08/96
 maturity).................................        3,246,266
 Federal Home Loan Mortgage Corp. Disc Note
 ($4,000,000 par, yielding 5.19%, 11/13/96
 maturity).................................        3,992,518
 Federal Home Loan Mortgage Corp. Disc Note
 ($25,000,000 par, yielding 5.29%, 02/21/97
 maturity) (b).............................       24,591,000
 Federal National Mortgage Association
 Discount Note ($12,000,000 par, yielding
 5.20%, 11/14/96 maturity) (b).............       11,975,827
                                              --------------
                                                  43,805,611
                                              --------------
 REPURCHASE AGREEMENT 2.1%
  BankAmerica Securities ($21,775,000 par
   collateralized by U.S. Government
   obligations in a pooled cash account,
   dated 10/31/96, to be sold on 11/01/96
   at $21,778,387).........................       21,775,000
                                              --------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $65,578,809) (a)...................       65,580,611
 LIABILITIES IN EXCESS OF OTHER
 ASSETS (0.8%).............................      (8,460,971)
                                              --------------
 NET ASSETS 100.0%.........................   $1,027,428,646
                                              --------------

(a) At October 31, 1996, for federal income tax purposes, cost for long-term and short-term investments is $882,121,724, the aggregate gross unrealized appreciation is $176,584,424 and the gross unrealized depreciation is $22,816,531, resulting in net realized appreciation of $153,767,893.
(b) Assets segregated as collateral for open futures contracts.
(c) Non-income producing security as this stock currently does not declare dividends.
DECS-Dividend enhanced convertible stock.
LYON-Liquid yield option note.
STRYPES-Structured yield product exchangeable for common stock.
                                               See Notes to Financial Statements

 GROWTH AND INCOME FUND                    STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $814,300,859) (Note 1).......  $  970,309,006
Short-Term Investments (Cost $43,803,809) (Note 1)..............      43,805,611
Repurchase Agreement (Note 1)...................................      21,775,000
Cash............................................................           1,660
Receivables:
 Securities Sold................................................       8,958,543
 Fund Shares Sold...............................................       2,166,003
 Dividends......................................................       1,294,109
 Variation Margin on Futures (Note 5)...........................         325,375
 Interest.......................................................         127,169
Other...........................................................         237,572
                                                                  --------------
 Total Assets...................................................   1,049,000,048
                                                                  --------------
LIABILITIES:
Payables:
 Securities Purchased...........................................      18,745,030
 Fund Shares Purchased..........................................       1,509,647
 Investment Advisory Fee (Note 2)...............................         555,560
 Distributor and Affiliates (Note 2)............................         436,810
Accrued Expenses................................................         303,130
Retirement Plan (Note 2)........................................          21,225
                                                                  --------------
 Total Liabilities..............................................      21,571,402
                                                                  --------------
NET ASSETS......................................................  $1,027,428,646
                                                                  --------------
NET ASSETS CONSIST OF:
Capital (Note 3)................................................  $  746,317,281
Net Unrealized Appreciation on Securities.......................     156,698,636
Accumulated Net Realized Gain on Securities.....................     119,991,729
Accumulated Undistributed Net Investment Income.................       4,421,000
                                                                  --------------
NET ASSETS......................................................  $1,027,428,646
                                                                  --------------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value and redemption price per share (Based on net assets of $942,868,507 and 52,075,188 shares of beneficial
 interest issued and outstanding) (Note 3)......................  $        18.11
 Maximum sales charge (8.50%* of offering price)................            1.68
                                                                  --------------
 Maximum offering price to public...............................  $        19.79
                                                                  --------------
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $32,489,335 and 1,794,453 shares of beneficial
 interest issued and outstanding) (Note 3)......................  $        18.11
 Maximum sales charge (5.50%* of offering price)................            1.05
                                                                  --------------
 Maximum offering price to public...............................  $        19.16
                                                                  --------------
 Class B Shares:
 Net asset value and offering price per share (Based on net
 assets of $52,070,804 and 2,878,964 shares of beneficial
 interest issued and outstanding) (Note 3)......................  $        18.09
                                                                  --------------

*On sales of $10,000 or more for Class 1 shares and $50,000 or more for Class A shares, the sales charge will be reduced.
                                               See Notes to Financial Statements

 GROWTH AND INCOME FUND                                STATEMENT OF OPERATIONS


                      For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends.........................................................  $ 19,334,312
Interest..........................................................     5,618,499
                                                                    ------------
 Total Income.....................................................    24,952,811
                                                                    ------------
EXPENSES:
Investment Advisory Fee (Note 2)..................................     6,017,204
Shareholder Services (Note 2).....................................     1,815,960
Distribution (12b-1) and Service Fees (Attributed to Classes A and
B of $16,874 and $111,249, respectively) (Note 6).................       128,123
Trustees Fees and Expenses (Note 2)...............................        95,509
Other ............................................................       537,739
                                                                    ------------
 Total Expenses...................................................     8,594,535
                                                                    ------------
NET INVESTMENT INCOME.............................................  $ 16,358,276
                                                                    ------------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Net Realized Gain/Loss on Securities:
 Investments......................................................  $116,393,676
 Options..........................................................        22,970
 Futures..........................................................     4,467,847
                                                                    ------------
Net Realized Gain on Securities...................................   120,884,493
                                                                    ------------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period..........................................   116,856,572
                                                                    ------------
 End of the Period:
 Investments......................................................   156,009,949
 Futures..........................................................       688,687
                                                                    ------------
                                                                     156,698,636
                                                                    ------------
Net Unrealized Appreciation on Securities During the Period.......    39,842,064
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES....................  $160,726,557
                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS........................  $177,084,833
                                                                    ------------

                                            STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended October 31, 1996 and 1995

--------------------------------------------------------------------------------

                                                    Year Ended        Year Ended
                                              October 31, 1996  October 31, 1995
---------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................    $   16,358,276      $ 17,273,261
Net Realized Gain on Securities.............       120,884,493        84,851,910
Net Unrealized Appreciation/Depreciation on
 Securities During the Period...............        39,842,064        53,004,855
                                                --------------      ------------
Change in Net Assets from Operations........       177,084,833       155,130,026
                                                --------------      ------------
Distributions from Net Investment Income
 (Note 1)...................................       (17,629,557)      (14,344,183)
Distributions from Net Realized Gain on
 Securities (Note 1)........................       (85,264,726)      (71,729,488)
                                                --------------      ------------
 Total Distributions........................      (102,894,283)      (86,073,671)
                                                --------------      ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES..................................        74,190,550        69,056,355
                                                --------------      ------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold...................       168,779,871        94,833,007
Net Asset Value of Shares Issued Through
Dividend Reinvestment.......................       101,272,424        84,847,579
Cost of Shares Repurchased..................      (145,132,999)     (133,313,425)
                                                --------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS................................       124,919,296        46,367,161
                                                --------------      ------------
TOTAL INCREASE IN NET ASSETS................       199,109,846       115,423,516
NET ASSETS:
Beginning of the Period.....................       828,318,800       712,895,284
                                                --------------      ------------
End of the Period (Including undistributed
 net investment income of $4,421,000 and
 $5,483,984, respectively)..................    $1,027,428,646      $828,318,800
                                                --------------      ------------

                                               See Notes to Financial Statements

 GROWTH AND INCOME FUND                                   FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                 Year Ended October 31,
                                           ------------------------------------
Class 1 Shares                                1996   1995   1994    1993   1992
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period..  $16.95 $15.77 $17.13  $15.54 $14.70
                                           ------- ------ ------  ------ ------
 Net Investment Income....................    .308    .36    .29     .29   .275
 Net Realized and Unrealized Gain/Loss on
  Securities..............................   2.943  2.715 (.2125) 1.8775 1.2875
                                           ------- ------ ------  ------ ------
Total from Investment Operations..........   3.251  3.075  .0775  2.1675 1.5625
                                           ------- ------ ------  ------ ------
Less:
 Distributions from Net Investment Income.    .340    .30   .275   .2775   .295
 Distributions from Net Realized Gain on
  Securities..............................   1.755  1.595 1.1625     .30  .4275
                                           ------- ------ ------  ------ ------
Total Distributions.......................   2.095  1.895 1.4375   .5775  .7225
                                           ------- ------ ------  ------ ------
Net Asset Value, End of the Period........ $18.106 $16.95 $15.77  $17.13 $15.54
                                           ------- ------ ------  ------ ------
Total Return (a)..........................  20.58% 22.45%   .51%  14.13% 10.85%
Net Assets at End of the Period (In
millions).................................  $942.9 $828.3 $712.9  $712.4 $591.0
Ratio of Expenses to Average Net Assets...    .91%   .96%  1.02%   1.05%  1.09%
Ratio of Net Investment Income to Average
Net Assets................................   1.78%  2.27%  1.84%   1.76%  1.84%
Portfolio Turnover........................    121%   117%    88%     51%    32%
Average Commission Paid per Equity Share
Traded (b)................................   $.056    N/A    N/A     N/A    N/A

--------------------------------------------------------------------------------

                                           Class A Shares        Class B Shares
                                           --------------        --------------
                                             Period Ended          Period Ended
                                      October 31, 1996(c)   October 31, 1996(c)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period.............................               $17.190               $17.190
                                                  -------               -------
 Net Investment Income.............                  .071                  .042
 Net Realized and Unrealized Gain
  on Securities....................                  .906                  .899
                                                  -------               -------
Total from Investment Operations...                  .977                  .941
Less Distributions from Net
Investment Income..................                  .062                  .044
                                                  -------               -------
Net Asset Value, End of the Period.               $18.105               $18.087
                                                  -------               -------
Total Return (a)...................                 5.72%*                5.49%*
Net Assets at End of the Period (In
millions)..........................               $  32.5               $  52.1
Ratio of Expenses to Average Net
Assets.............................                 1.16%                 1.91%
Ratio of Net Investment Income to
 Average Net Assets................                 1.78%                 1.05%
Portfolio Turnover.................                  121%                  121%
Average Commission Paid Per Equity
Share Traded (b)...................               $  .056               $  .056

*Non-Annualized
(a) Total Return is based upon Net Asset Value which does not include payment of maximum sales charge or contingent deferred sales charge.
(b) Represents the average brokerage commission paid on equity transactions entered into during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.
(c)  Class A and B Shares commenced distribution on August 8, 1996.
                                               See Notes to Financial Statements
                                     B-79

 INTERNATIONAL EQUITY FUND                            PORTFOLIO OF INVESTMENTS


                                October 31, 1996
--------------------------------------------------------------------------------

Description                                                  Shares Market Value
--------------------------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS 95.1%
AUSTRALIA 3.8%
Coca-Cola Amatil...........................................  50,781 $   698,360
                                                                    -----------
AUSTRIA 3.6%
Wolford, AG................................................   5,000     659,346
                                                                    -----------
CHILE 1.3%
Embotelladora Andina, SA, ADR..............................   7,000     241,500
                                                                    -----------
FINLAND 1.1%
Nokia (AB), Series A, Preferred Stock......................   4,100     189,314
Nokia (AB), Series K.......................................     400      18,876
                                                                    -----------
                                                                        208,190
                                                                    -----------
FRANCE 3.0%
Castorama Dubois...........................................   1,674     286,504
Sidel, SA..................................................   4,000     266,875
                                                                    -----------
                                                                        553,379
                                                                    -----------
GERMANY 5.2%
SAP AG.....................................................     500      67,684
SAP AG, Preferred Stock....................................   2,500     336,437
SGL Carbon.................................................   5,000     562,929
                                                                    -----------
                                                                        967,050
                                                                    -----------
HONG KONG 10.8%
HKR International.......................................... 314,160     398,175
Cheung Kong Holdings.......................................  50,000     400,921
HSBC Holdings..............................................  20,261     412,704
Hutchison Whampoa..........................................  50,000     349,189
Sun Hung Kai Properties....................................  20,000     227,619
Swire Pacific..............................................  25,000     220,668
                                                                    -----------
                                                                      2,009,276
                                                                    -----------
INDIA 1.8%
Mahindra & Mahindra, Ltd, GDR (a)..........................  30,000     330,000
                                                                    -----------
IRELAND 5.4%
Bank of Ireland............................................  31,285     258,797
CRH PLC....................................................  12,220     125,961
Greencore Group............................................  50,660     292,031
Independent News...........................................  60,639     317,958
                                                                    -----------
                                                                        994,747
                                                                    -----------
ITALY 8.3%
De Rigo SPA, ADR (a).......................................  10,000     108,750
Fila Holdings SPA, ADR.....................................   6,000     432,000
Gucci Group, NV............................................   7,000     483,000
Luxottica Group SPA, ADR...................................   5,000     317,500
Telecom Italia, Mobile..................................... 100,000     206,658
                                                                    -----------
                                                                      1,547,908
                                                                    -----------
JAPAN 4.0%
Bank of Tokyo..............................................     550      11,208
Noritsu Koki Co............................................   6,000     313,556
Ohmoto Gumi Co.............................................   6,600      99,706
Sato Corp..................................................   7,700     155,549
Trans Cosmos, Inc..........................................   4,400     164,244
                                                                    -----------
                                                                        744,263
                                                                    -----------
MALAYSIA 6.4%
Leiusure Management........................................  75,000     280,526
Seal, Inc.................................................. 100,000     241,441
Sungei Way Holdings........................................  75,000     427,469
Sunway Building Technology.................................  75,000     235,998
                                                                    -----------
                                                                      1,185,434
                                                                    -----------
MEXICO 1.7%
Gruma, Series B (a)........................................  65,102     323,182
                                                                    -----------

                                               See Notes to Financial Statements

 INTERNATIONAL EQUITY FUND                PORTFOLIO OF INVESTMENTS (CONTINUED)


                               October 31, 1996
-------------------------------------------------------------------------------

     Description                                             Shares Market Value
--------------------------------------------------------------------------------
     NETHERLANDS 10.1%
     Baan Co., NV (a)....................................     7,500 $   277,500
     Getronics, NV.......................................    17,132     421,055
     Hunter Douglas, NV..................................     7,500     530,441
     IHC Caland, NV......................................    10,000     558,142
     Xeikon, NV (a)......................................    10,000      93,750
                                                                    -----------
                                                                      1,880,888
     NORWAY 4.4%
     Tomra Systems, AS...................................    35,000     496,411
     Transocean Offshore, Inc............................     5,000     316,250
                                                                    -----------
                                                                        812,661
                                                                    -----------
     SINGAPORE 2.2%
     Cerebos Pacific.....................................    25,000     193,468
     Singapore Technologies..............................   100,000     217,252
                                                                    -----------
                                                                        410,720
                                                                    -----------
     SWEDEN 4.9%
     Astra, AB, Series A.................................     7,500     344,450
     Autoliv, AB.........................................     7,000     297,002
     Ericsson (LM) Telephone, Series B...................    10,000     270,694
                                                                    -----------
                                                                        912,146
                                                                    -----------
     SWITZERLAND 3.7%
     Ciba Geigy, AG......................................       500     615,902
     Roche Holdings, Ltd.................................     1,000      76,125
                                                                    -----------
                                                                        692,027
                                                                    -----------
     THAILAND 1.3%
     Quality Houses Co...................................    45,000      40,596
     Siam Makro..........................................    50,000     209,845
                                                                    -----------
                                                                        250,441
                                                                    -----------
     UNITED KINGDOM 12.1%
     Boxmore International...............................   132,000     672,461
     British Biotech (a).................................   123,750     455,200
     Powerscreen International...........................    60,000     593,750
     Rentokil Initial PLC................................    25,000     167,847
     Serco Group.........................................    35,000     359,456
                                                                    -----------
                                                                      2,248,714
                                                                    -----------
 TOTAL LONG-TERM INVESTMENTS 95.1%
  (Cost $14,826,542) (b)..........................................   17,670,232
 REPURCHASE AGREEMENT 2.6%
  State Street Bank & Trust (U.S. Treasury Note, $500,000 par,
  4.750% coupon, due 8/31/98, dated 10/31/96, to be sold on
  11/01/96 at $482,026)...........................................      482,000
 FOREIGN CURRENCY 1.2%............................................
  (Various Denominations, Cost $221,205)..........................      224,537
 OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%.......................      196,643
                                                                    -----------
 NET ASSETS 100.0%................................................  $18,573,412
                                                                    -----------

(a) Non-income producing security as this stock currently does not declare dividends.
(b) At October 31, 1996, the cost for federal income tax purposes is $14,826,542; the aggregate gross unrealized appreciation is $3,484,616 and the aggregate gross unrealized depreciation is $638,562, resulting in net unrealized appreciation on investments, including foreign currency translation of other assets and liabilities, of $2,846,054.
                                              See Notes to Financial Statements

 INTERNATIONAL EQUITY FUND                 STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $14,826,542) (Note 1)..........  $17,670,232
Repurchase Agreement (Note 1).....................................      482,000
Foreign Currency, at Market Value (Cost $221,205).................      224,537
Cash..............................................................          316
Receivables:
 Fund Shares Sold.................................................      532,482
 Securities Sold..................................................       78,807
 Dividends........................................................       18,895
Unamortized Organizational Expenses (Note 1)......................       13,921
                                                                    -----------
 Total Assets.....................................................   19,021,190
                                                                    -----------
LIABILITIES:
Payables:
 Securities Purchased.............................................      239,568
 Fund Shares Repurchased..........................................       98,561
 Distributor and Affiliates (Notes 2 and 6).......................       19,242
Accrued Expenses..................................................       87,808
Retirement Plan (Note 2)..........................................        2,599
                                                                    -----------
 Total Liabilities................................................      447,778
                                                                    -----------
NET ASSETS........................................................  $18,573,412
                                                                    -----------
NET ASSETS CONSIST OF:
Capital (Note 3)..................................................  $15,761,457
Net Unrealized Appreciation on Securities.........................    2,846,054
Accumulated Net Realized Loss on Securities.......................      (33,287)
Accumulated Net Investment Loss...................................         (812)
                                                                    -----------
NET ASSETS........................................................  $18,573,412
                                                                    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value and redemption price per share (Based on net assets of $162,078 and 9,813 shares of beneficial interest issued
 and outstanding) (Note 3)........................................  $     16.52
 Maximum sales charge (8.50%* of offering price)..................         1.53
                                                                    -----------
 Maximum offering price to public.................................  $     18.05
                                                                    -----------
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $10,371,854 and 626,946 shares of beneficial interest
 issued and outstanding) (Note 3).................................  $     16.54
 Maximum sales charge (5.50%* of offering price)..................          .96
                                                                    -----------
 Maximum offering price to public.................................  $     17.50
                                                                    -----------
 Class B Shares:
 Net asset value and offering price per share (Based on net assets of $8,039,480 and 491,294 shares of beneficial interest issued
 and outstanding) (Note 3)........................................  $     16.36
                                                                    -----------
 *On sales of $10,000 or more for Class 1 shares and $50,000 or more for Class A shares, the sales charge will be reduced.

                                               See Notes to Financial Statements

 INTERNATIONAL EQUITY FUND                             STATEMENT OF OPERATIONS


                      For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $18,975)............  $  140,260
Interest...........................................................      15,175
                                                                     ----------
 Total Income......................................................     155,435
                                                                     ----------
EXPENSES:
Investment Advisory Fee (Note 2)...................................     130,149
Registration and Filing Fees.......................................     101,643
Custody............................................................      92,664
Shareholder Services (Note 2)......................................      80,198
Distribution (12b-1) and Service Fees (Attributed to Classes A and
B of $18,784 and $54,930, respectively) (Note 6)...................      73,714
Accounting (Note 2)................................................      30,600
Trustees Fees and Expenses (Note 2)................................      17,663
Amortization of Organization Expenses (Note 1).....................       4,179
Other .............................................................      46,424
                                                                     ----------
 Total Expenses....................................................     577,234
 Less Fees Waived and Expenses Reimbursed ($130,149 and $47,998,
 respectively) (Note 2)............................................     178,147
                                                                     ----------
 Net Expenses......................................................     399,087
                                                                     ----------
NET INVESTMENT LOSS................................................  $ (243,652)
                                                                     ----------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
 Investments.......................................................  $  (33,287)
 Foreign Currency Transactions.....................................     (11,703)
                                                                     ----------
Net Realized Loss on Securities....................................     (44,990)
                                                                     ----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period...........................................     605,490
                                                                     ----------
 End of the Period:
 Investments.......................................................   2,843,690
 Foreign Currency Translation......................................       2,364
                                                                     ----------
                                                                      2,846,054
                                                                     ----------
Net Unrealized Appreciation on Securities During the Period........   2,240,564
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES.....................  $2,195,574
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................  $1,951,922
                                                                     ----------

                                            STATEMENT OF CHANGES IN NET ASSETS

      For the Year Ended October 31, 1996 and the Period February 21, 1995
          (Commencement of Investment Operations) to October 31, 1995

--------------------------------------------------------------------------------

                                                  Year Ended      Period Ended
                                            October 31, 1996  October 31, 1995
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss........................      $  (243,652)       $  (59,847)
Net Realized Gain/Loss on Securities.......          (44,990)           13,225
Net Unrealized Appreciation on Securities
 During the Period.........................        2,240,564           605,490
                                                 -----------        ----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES.................................        1,951,922           558,868
                                                 -----------        ----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold..................       11,512,611         8,899,218
Cost of Shares Repurchased.................       (4,212,850)         (136,557)
                                                 -----------        ----------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS...............................        7,299,761         8,762,661
                                                 -----------        ----------
TOTAL INCREASE IN NET ASSETS...............        9,251,683         9,321,529
NET ASSETS:
Beginning of the Period....................        9,321,729               200
                                                 -----------        ----------
End of the Period (Including undistributed
 net investment loss of $812 and $0,
 respectively).............................      $18,573,412        $9,321,729
                                                 -----------        ----------

                                               See Notes to Financial Statements

 INTERNATIONAL EQUITY FUND                                FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

--------------------------------------------------------------------------------

                                                              August 8, 1996
                                                            (Commencement of
                                                            Distribution) to
Class 1 Shares                                          October 31, 1996 (a)
------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period...............               $16.00
                                                                     -------
 Net Investment Loss...................................                (.028)
 Net Realized and Unrealized Gain on Securities........                 .545
                                                                     -------
Total from Investment Operations.......................                 .517
                                                                     -------
Net Asset Value, End of the Period.....................              $16.517
                                                                     -------
Total Return* (b)......................................                3.25%**
Net Assets at End of the Period (In millions)..........                  $.2
Ratio of Expenses to Average Net Assets*...............                2.50%
Ratio of Net Investment Loss to Average Net Assets*....               (1.31%)
Portfolio Turnover.....................................                  78%
Average Commission Paid Per Equity Share Traded (c)....               $.0314
*If certain expenses had not been waived or reimbursed
by VKAC, total return would have
been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets................                3.87%
Ratio of Net Investment Loss to Average Net Assets.....               (2.67%)

**Non-Annualized
(a) Based on average month-end shares outstanding.
(b)Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c)Represents the average brokerage commissions paid on equity transactions entered into during the period for trades where commissions were applicable.
                                               See Notes to Financial Statements

 INTERNATIONAL EQUITY FUND                    FINANCIAL HIGHLIGHTS (CONTINUED)

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                 February 21, 1995
                                                  (Commencement of
                                                        Investment
                                 Year Ended         Operations) to
Class A Shares             October 31, 1996   October 31, 1995 (a)
-----------------------------------------------------------------------
Net Asset Value,
Beginning of the Period..            $13.86                 $11.81
                                    -------                 ------
 Net Investment Loss.....             (.189)                  (.14)
 Net Realized and
  Unrealized Gain on
  Securities.............             2.872                   2.19
                                    -------                 ------
Total from Investment
Operations...............             2.683                   2.05
                                    -------                 ------
Net Asset Value, End of
the Period...............           $16.543                 $13.86
                                    -------                 ------
Total Return* (b)........             19.34%                16.28%**(c)
Net Assets at End of the
Period (In millions).....             $10.4                   $6.6
Ratio of Expenses to
Average Net Assets*......              2.75%                 3.64%
Ratio of Net Investment
Loss to Average Net
Assets*..................             (1.56%)               (1.40%)
Portfolio Turnover.......                78%                   17%**
Average Commission Paid
Per Equity Share Traded
(d)......................            $.0314                    --
*If certain expenses had
not been waived or
reimbursed by VKAC, total
return would have been
lower and the ratios
would have been as
follows:
Ratio of Expenses to
Average Net Assets.......              4.12%                 5.97%
Ratio of Net Investment
Loss to Average Net
Assets...................             (2.92%)               (3.73%)

-----------------------------------------------------------------------
                                                 February 21, 1995
                                                  (Commencement of
                                                        Investment
                                 Year Ended         Operations) to
Class B Shares             October 31, 1996   October 31, 1995 (a)
-----------------------------------------------------------------------
Net Asset Value,
Beginning of the Period..            $13.79                 $11.81
                                    -------                 ------
 Net Investment Loss.....             (.254)                  (.21)
 Net Realized and
  Unrealized Gain on
  Securities.............             2.828                   2.19
                                    -------                 ------
Total from Investment
Operations...............             2.574                   1.98
                                    -------                 ------
Net Asset Value, End of
the Period...............           $16.364                 $13.79
                                    -------                 ------
Total Return* (b)........            18.64%                 15.69%**(c)
Net Assets at End of the
Period (In millions).....              $8.0                   $2.7
Ratio of Expenses to
Average Net Assets*......             3.50%                  4.33%
Ratio of Net Investment
Loss to Average Net
Assets*..................            (2.31%)                (2.80%)
Portfolio Turnover.......               78%                    17%**
Average Commission Paid
Per Equity Shares
Traded (d)...............            $.0314                    --
*If certain expenses had
not been waived or
reimbursed by VKAC, total
return would have been
lower and the ratios
would have been as
follows:
Ratio of Expenses to
Average Net Assets.......             4.87%                  6.67%
Ratio of Net Investment
Loss to Average Net
Assets...................            (3.67%)                (5.13%)

**Non-Annualized
(a)Based on average month-end shares outstanding.
(b)Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c)Total return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995.
(d) Represents the average brokerage commissions paid on equity transactions entered into during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.
                                               See Notes to Financial Statements
                                     B-85

 MONEY MARKET FUND                                    PORTFOLIO OF INVESTMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

                                                           Discount
 Par                                                       Yield on
 Amount                                                     Date of   Amortized
 (000)  Description                               Maturity Purchase        Cost
--------------------------------------------------------------------------------
        U.S. GOVERNMENT AND AGENCY OBLIGATIONS 68.7%
 $2,000 Federal Home Loan Bank..................  03/17/97   5.57%  $ 1,958,748
  5,000 Federal Home Loan Mortgage Corp.........  11/08/96   5.19     4,994,256
  7,000 Federal Home Loan Mortgage Corp.........  11/19/96   5.21     6,980,826
  3,000 Federal Home Loan Mortgage Corp.........  01/07/97   5.30     2,970,307
  4,000 Federal Home Loan Mortgage Corp.........  02/10/97   5.33     3,940,670
  5,000 Federal National Mortgage Assn..........  11/05/96   5.39     4,996,362
  5,000 Federal National Mortgage Assn..........  11/13/96   5.20     4,990,638
  2,000 Federal National Mortgage Assn..........  12/10/96   5.44     1,988,244
  2,000 Federal National Mortgage Assn..........  01/17/97   5.38     1,977,120
  2,000 Federal National Mortgage Assn..........  02/18/97   5.43     1,967,550
  2,000 Federal National Mortgage Assn..........  03/06/97   5.64     1,961,640
  3,000 Federal National Mortgage Assn..........  03/27/97   5.46     2,934,953
                                                                    -----------
        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS...............  41,661,314
                                                                    -----------
        COMMERCIAL PAPER 19.4%
  2,900 Chevron Oil Finance Co..................  11/05/96   5.25     2,897,889
  2,900 General Electric Capital Corp...........  11/04/96   5.29     2,898,302
  3,000 General Electric Co. ...................  11/14/96   5.36     2,993,828
  3,000 Metlife Funding Inc.....................  12/09/96   5.27     2,983,003
                                                                    -----------
        TOTAL COMMERCIAL PAPER.....................................  11,773,022
                                                                    -----------
        REPURCHASE AGREEMENTS 12.1%
        Lehman Brothers Inc. ($3,675,000 par collateralized by
        U.S. Government obligations in a pooled cash
         account, dated 10/31/96, to be sold on 11/01/96 at
        $3,675,582)................................................   3,675,000
        SBC Capital Markets Inc. ($3,670,000 par collateralized by
        U.S. Government obligations in a pooled cash
         account, dated 10/31/96, to be sold on 11/01/96 at
        $3,670,581)................................................   3,670,000
                                                                    -----------
        TOTAL REPURCHASE AGREEMENTS................................   7,345,000
                                                                    -----------
 TOTAL INVESTMENTS (A) 100.2%......................................  60,779,336
 LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)......................    (123,512)
                                                                    -----------
 NET ASSETS 100.0%................................................. $60,655,824
                                                                    -----------

(a)At October 31, 1996, cost is identical for both book and federal income tax purposes.
                                               See Notes to Financial Statements

 MONEY MARKET FUND                         STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investments, at Amortized Cost which Approximates Market (Note 1).  $53,434,336
Repurchase Agreements (Note 1)....................................    7,345,000
Cash..............................................................          484
Receivable for Fund Shares Sold...................................      272,791
Other.............................................................        8,684
                                                                    -----------
 Total Assets.....................................................   61,061,295
                                                                    -----------
LIABILITIES:
Payables:
 Income Distributions.............................................      226,440
 Distributor and Affiliates (Note 2)..............................      121,628
 Fund Shares Repurchased..........................................       43,698
Retirement Plan (Note 2)..........................................        1,627
Accrued Expenses..................................................       12,078
                                                                    -----------
 Total Liabilities................................................      405,471
                                                                    -----------
NET ASSETS........................................................  $60,655,824
                                                                    -----------
NET ASSETS CONSIST OF:
Capital (Note 3)..................................................  $60,654,421
Accumulated Undistributed Net Investment Income...................        1,403
                                                                    -----------
NET ASSETS .......................................................  $60,655,824
                                                                    -----------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value per share (Based on net assets of $59,913,334 and
  59,912,205 shares of beneficial interest issued and
  outstanding)....................................................  $      1.00
                                                                    -----------
 Class A Shares:
 Net asset value per share (Based on net assets of $728,835 and
  728,810 shares of beneficial interest issued and outstanding)...  $      1.00
                                                                    -----------
 Class B Shares:
 Net asset value per share (Based on net assets of $13,655 and
  13,654 shares of beneficial interest issued and outstanding)....  $      1.00
                                                                    -----------

                                               See Notes to Financial Statements

 MONEY MARKET FUND                                     STATEMENT OF OPERATIONS

                      For the Year Ended October 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest...........................................................  $3,378,363
                                                                     ----------
EXPENSES:
Shareholder Services (Note 2)......................................     578,482
Investment Advisory Fee (Note 2)...................................     308,356
Registration and Filing Fees.......................................      97,800
Accounting (Note 2)................................................      62,857
Trustees Fees and Expenses (Note 2)................................      21,914
Distribution (12b-1) and Service Fees (Attributed to Classes A and
B of $54 and $4, respectively) (Note 6)............................          58
Other..............................................................      75,169
                                                                     ----------
 Total Expenses....................................................   1,144,636
 Less Fees Waived and Expenses Reimbursed ($308,356 and $219,511,
 respectively) (Note 2)............................................     527,867
                                                                     ----------
 Net Expenses......................................................     616,769
                                                                     ----------
NET INVESTMENT INCOME..............................................  $2,761,594
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................  $2,761,594
                                                                     ----------

                                            STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended October 31, 1996 and 1995

--------------------------------------------------------------------------------

                                                  Year Ended        Year Ended
                                            October 31, 1996  October 31, 1995
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................      $ 2,761,594       $ 2,753,676
Distributions from Net Investment Income
 (Note 1)..................................       (2,761,337)       (2,753,721)
                                                 -----------       -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
 ACTIVITIES................................              257               (45)
                                                 -----------       -----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold..................       68,178,381        63,147,486
Net Asset Value of Shares Issued Through
 Dividend Reinvestment.....................        2,715,171         2,705,499
Cost of Shares Repurchased.................      (70,542,884)      (61,949,391)
                                                 -----------       -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
TRANSACTIONS...............................          350,668         3,903,594
                                                 -----------       -----------
TOTAL INCREASE IN NET ASSETS...............          350,925         3,903,549
NET ASSETS:
Beginning of the Period....................       60,304,899        56,401,350
                                                 -----------       -----------
End of the Period (Including undistributed
 net investment income of $1,403 and
 $1,146, respectively).....................      $60,655,824       $60,304,899
                                                 -----------       -----------

                                               See Notes to Financial Statements

 MONEY MARKET FUND                                        FINANCIAL HIGHLIGHTS

   The following schedule presents financial highlights for one share of the
              Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                               Year Ended October 31,
                                          ------------------------------------
Class 1 Shares                             1996    1995    1994   1993    1992
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period..................................  $1.00   $1.00   $1.00  $1.00   $1.00
                                          -----  ------  ------  -----  ------
Net Investment Income...................   .045   .0492   .0288   .023   .0324
Less Distributions from Net Investment
Income..................................  (.045) (.0492) (.0288) (.023) (.0324)
                                          -----  ------  ------  -----  ------
Net Asset Value, End of the Period......  $1.00   $1.00   $1.00  $1.00   $1.00
                                          -----  ------  ------  -----  ------
Total Return*...........................  4.57%   5.01%   2.91%  2.31%   3.29%
Net Assets at End of the Period (In
millions)...............................  $59.9   $60.3   $56.4  $59.2   $72.5
Ratio of Expenses to Average Net
Assets*.................................  1.00%   1.00%   1.00%  1.00%   1.00%
Ratio of Net Investment Income to
Average Net Assets*.....................  4.48%   4.89%   2.87%  2.30%   3.27%
*If certain expenses had not been waived
or reimbursed by VKAC, total return
would have
been lower and the ratios would have
been as follows:
Ratio of Expenses to Average Net Assets.  1.86%   1.71%   1.84%  1.74%   1.60%
Ratio of Net Investment Income to
Average Net Assets......................  3.62%   4.18%   2.03%  1.56%   2.67%

--------------------------------------------------------------------------------

                                             Class A Shares      Class B Shares
                                        ------------------- -------------------
                                               Period Ended        Period Ended
                                        October 31, 1996(a) October 31, 1996(a)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period................................         $1.00               $1.00
                                               -----               -----
Net Investment Income.................          .010                .007
Less Distributions from Net Investment
Income................................         (.010)              (.007)
                                               -----               -----
Net Asset Value, End of the Period....         $1.00               $1.00
                                               -----               -----
Total Return*(b)......................         1.00%**              .73%**
Net Assets at End of the Period (In
millions).............................           $.7                 $.0
Ratio of Expenses to Average Net
Assets*...............................         1.09%               1.75%
Ratio of Net Investment Income to
Average Net Assets*...................         4.49%               4.17%
*If certain expenses had not been
waived or reimbursed by VKAC, total
return would have
been lower and the ratios would have
been as follows:
Ratio of Expenses to Average Net
Assets................................         1.96%               2.61%
Ratio of Net Investment Income to
Average Net Assets....................         3.62%               3.31%

**Non-Annualized
(a) Class A and Class B Shares commenced distribution on August 8, 1996.
(b) Total return is based upon net asset value which does not include payment of the contingent deferred sales charge for Class B Shares.

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                                  PORTFOLIO OF INVESTMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

 Par
 Amount
 (000)  Description                                Coupon Maturity Market Value
-------------------------------------------------------------------------------
        MUNICIPAL BONDS
        ALASKA 0.9%
 $1,000 Valdez, AK Marine Term Rev Sohio
        Pipeline Rfdg...........................   7.125% 12/01/25 $  1,105,080
                                                                   ------------
        ARIZONA 0.5%
    400 Maricopa Cnty, AZ Indl Dev Auth Multi
        Family Hsg Rev Rfdg.....................   6.500  07/01/09      416,252
    225 Scottsdale, AZ Indl Dev Auth Rev Mtg
        Westminster Village Ser A...............   8.250  06/01/15      238,300
                                                                   ------------
                                                                        654,552
                                                                   ------------
        CALIFORNIA 5.3%
  2,000 California Hlth Fac Fin Auth Rev Insd
        Hlth Fac Catholic Ser B Rfdg (AMBAC
        Insd)...................................   5.000  07/01/14    1,864,200
    100 California Spl Dists Fin Auth Ctfs Partn
        Ser A...................................   8.500  07/01/18      107,253
    500 Compton, CA Ctfs Partn Ser B............   7.500  08/01/15      529,000
    560 Del Mar, CA Race Track Auth Rev Rfdg....   6.000  08/15/01      561,092
  1,230 Los Angeles Cnty, CA Pub Wks Fin Auth
        Lease Rev Ser B Rfdg (MBIA Insd)........   5.250  09/01/13    1,187,258
  1,000 Orange Cnty, CA Recovery Ctfs Ser A
        (MBIA Insd).............................   6.000  07/01/08    1,079,690
  1,000 Orange Cnty, CA Recovery Ser A Rfdg
        (MBIA Insd).............................   6.000  06/01/09    1,072,680
                                                                   ------------
                                                                      6,401,173
                                                                   ------------
        COLORADO 4.1%
  1,000 Arapahoe Cnty, CO Cap Impt Trust Fund
        Hwy Rev E-470 Proj Ser B................   7.000  08/31/26    1,085,080
  7,000 Arapahoe Cnty, CO Cap Impt Trust Fund
        Hwy Rev E-470 Proj Ser C................       *  08/31/26      823,607
    500 Arvada, CO Sales & Use Tax Rev (FGIC
        Insd)...................................   6.250  12/01/12      526,656
    250 Berry Creek Metro Dist CO...............   8.250  12/01/11      275,760
    400 Edgewater, CO Redev Auth Tax Increment
        Rev.....................................   6.750  12/01/08      428,428
    500 Highlands Ranch Metro Dist No 1 CO
        (Prerefunded @ 09/01/02)................   7.300  09/01/12      572,750
  1,000 Highlands Ranch Metro Dist No 2 CO (FSA
        Insd)...................................   6.500  06/15/10    1,125,170
    100 Jefferson Cnty, CO Districtwide Sales
        Tax Rev (Prerefunded @ 12/01/98)........   8.200  12/01/13      107,934
                                                                   ------------
                                                                      4,945,385
                                                                   ------------
        CONNECTICUT 2.1%
  1,000 Connecticut St Hlth & Edl Fac Auth Rev
        Day Kimball Hosp Ser A (FSA Insd).......   5.375  07/01/26      961,260
    500 Connecticut St Hlth & Edl Fac Auth Rev
        Univ Hartford Ser D Rfdg................   6.750  07/01/12      513,305
  1,000 Mashantucket Western Pequot Tribe CT....   6.500  09/01/05    1,028,620
                                                                   ------------
                                                                      2,503,185
                                                                   ------------
        DELAWARE 0.2%
    250 Delaware St Econ Dev Auth Rev
        Osteopathic Hosp Assoc DE Ser A.........   6.750  01/01/13      277,435
                                                                   ------------
        DISTRICT OF COLUMBIA 0.9%
    500 District of Columbia Rev Howard Univ Ser
        A (MBIA Insd)...........................   8.000  10/01/17      527,375
    500 District of Columbia Ser A (Prerefunded
        @ 06/01/00)
        (AMBAC Insd)............................   7.500  06/01/10      560,020
                                                                   ------------
                                                                      1,087,395
                                                                   ------------
        FLORIDA 2.1%
    425 Broward Cnty, FL Res Recovery Rev.......   7.950  12/01/08      468,563
  1,160 Dade Cnty, FL Professional Sports
        Franchise Fac Tax Rev (MBIA Insd).......       *  10/01/19      311,170
  1,155 Dade Cnty, FL Professional Sports
        Franchise Fac Tax Rev (MBIA Insd).......       *  10/01/21      275,213
  1,000 Florida St Correctional Privatization
        Comm Ctfs Partn (AMBAC Insd)............   5.000  08/01/17      935,560
    500 Saint Petersburg, FL Hlth Fac Auth Rev
        (Prerefunded @ 12/01/99)................   7.750  12/01/15      559,405
                                                                   ------------
                                                                      2,549,911
                                                                   ------------
        HAWAII 0.8%
  1,000 Hawaii St Ser CD Rfdg...................   5.000  02/01/03    1,017,370
                                                                   ------------
        ILLINOIS 7.2%
    500 Chicago, IL Metropolitan Wtr Reclamation
        Dist Gtr Chicago........................   7.000  01/01/11      581,435
  2,650 Chicago, IL Wastewtr Transmission Rev
        (FGIC Insd).............................   5.125  01/01/25    2,435,615
    500 Chicago, IL Wastewtr Transmission Rev
        (Prerefunded @ 01/01/03) (FGIC Insd)....   6.300  01/01/12      550,010
    500 Cook Cnty, IL (Prerefunded @ 11/01/00)
        (MBIA Insd).............................   7.000  11/01/10      555,320
    500 Cook Cnty, IL Cmnty College Dist No 508
        Chicago Ctfs Partn (FGIC Insd)..........   8.750  01/01/07      638,735
    250 Crestwood, IL Tax Increment Rev Rfdg....   7.250  12/01/08      252,835
    500 DuPage Cnty, IL Alt Rev Stormwtr Proj
        (Prerefunded @ 01/01/02)................   6.550  01/01/21      553,300

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                October 31, 1996

--------------------------------------------------------------------------------

 Par
 Amount
 (000)  Description                                Coupon Maturity Market Value
-------------------------------------------------------------------------------
        ILLINOIS (CONTINUED)
 $  250 Illinois Dev Fin Auth Rev Columbus Cuneo
        Cabrini Med Cent Rfdg (Prerefunded @
        02/01/00)...............................   8.500% 02/01/15 $    284,303
    500 Illinois Hlth Fac Auth Rev Delnor Cmnty
        Hosp Proj (Prerefunded @ 05/15/99)......   8.000  05/15/19      553,380
    500 Illinois Hlth Fac Auth Rev IL Masonic
        Med Cent Ser B (Prerefunded @ 10/01/99).   7.700  10/01/19      554,855
    500 Illinois Hlth Fac Auth Rev Lutheran Hlth
        Sys Ser B Rfdg (MBIA Insd)..............   6.000  04/01/18      502,180
    250 Illinois Hlth Fac Auth Rev Mem Hosp.....   7.250  05/01/24      262,048
    300 Illinois Hlth Fac Auth Rev Mercy Cent
        for Hlth Care Svcs......................   6.625  10/01/12      305,424
    500 Illinois Hlth Fac Auth Rev Northwestern
        Mem Hosp................................   6.750  08/15/11      531,810
    100 Illinois Hlth Fac Auth Rev Ser A (MBIA
        Insd)...................................   7.900  08/15/03      102,329
     40 Illinois Hlth Fac Auth Rev Ser A Rfdg
        (MBIA Insd).............................   7.900  08/15/03       45,509
                                                                   ------------
                                                                      8,709,088
                                                                   ------------
        INDIANA 3.3%
  1,900 Avon, IN Cmnty Sch Bldg Corp First Mtg
        (AMBAC Insd)............................   5.250  01/01/22    1,762,402
    100 Carmel, IN Retirement Rental Hsg Rev
        Beverly Enterprises IN Proj.............   8.750  12/01/08      110,345
  1,000 Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
        Hosp Proj (MBIA Insd)...................   6.850  07/01/22    1,101,430
    500 Merrillville, IN Multi Sch Bldg Corp 1st
        Mtg (Prerefunded @ 07/15/00)............   7.500  07/15/09      561,570
    500 Saint Joseph Cnty, IN Hosp Auth Hosp Fac
        Rev Mem Hosp South Bend Proj (MBIA
        Insd)...................................   6.250  08/15/22      516,080
                                                                   ------------
                                                                      4,051,827
                                                                   ------------
        IOWA 0.9%
  1,000 Des Moines, IA Pkg Fac Rev Ser A (FGIC
        Insd)...................................   7.250  07/01/15    1,088,300
                                                                   ------------
        KANSAS 0.2%
    250 Newton, KS Hosp Rev Newton Hlth Care
        Corp Ser A..............................   7.375  11/15/14      262,830
                                                                   ------------
        LOUISIANA 0.2%
    220 Louisiana Pub Fac Auth Rev Indl Dev
        Beverly Enterprise Rfdg.................   8.250  09/01/08      238,011
                                                                   ------------
        MAINE 0.4%
    250 Maine St Hsg Auth Mtg Pur Ser B.........   7.900  11/15/06      262,233
    250 Regional Waste Sys Inc Maine Solid Waste
        Resources Recovery Rev..................   7.950  07/01/10      272,900
                                                                   ------------
                                                                        535,133
                                                                   ------------
        MASSACHUSETTS 2.2%
    500 Boston, MA Rev Boston City Hosp (FHA
        Gtd)....................................   7.625  02/15/21      564,050
  1,000 Holyoke, MA Ser B Rfdg (FSA Insd).......   6.000  06/15/07    1,065,440
      5 Massachusetts Muni Wholesale Elec Co Pwr
        Supply Sys Rev Ser A....................   8.750  07/01/18        6,164
    250 Massachusetts St Hsg Fin Agy Hsg Rev
        Single Family Ser 31....................   6.450  12/01/16      259,570
    250 Massachusetts St Indl Fin Agy Indl Rev
        Beverly Enterprises Rfdg................   8.000  05/01/02      262,620
    500 Massachusetts St Wtr Res Auth Ser A
        (Prerefunded @ 04/01/00)................   7.500  04/01/16      558,435
                                                                   ------------
                                                                      2,716,279
                                                                   ------------
        MICHIGAN 2.9%
    500 Detroit, MI Area No 1 Ser A (Prerefunded
        @ 07/01/99).............................   7.600  07/01/10      550,490
  2,000 Detroit, MI Downtown Dev Auth Tax
        Increment Rev Dev Area No 1 Projs Ser
        C1......................................   6.250  07/01/25    2,040,480
    200 Huron Vly, MI Sch Dist (Prerefunded @
        05/01/01) (FGIC Insd)...................   7.100  05/01/08      224,638
    500 Kent Hosp Fin Auth MI Hosp Fac Rev Ser A
        (Prerefunded @ 01/15/00)................   7.250  01/15/12      551,615
    195 Michigan St Hosp Fin Auth Rev Detroit
        Med Cent Ser A Rfdg (Prerefunded @
        08/15/98)...............................   8.125  08/15/12      211,846
                                                                   ------------
                                                                      3,579,069
                                                                   ------------
        MINNESOTA 0.1%
    150 Minneapolis, MN Hlth Care Fac Rev
        Ebenezer Society Proj Ser A.............   7.000  07/01/12      154,371
                                                                   ------------
        MISSISSIPPI 0.8%
    500 Mississippi Hosp Equip & Fac Auth Rev
        Magnolia Hosp Proj Ser A................   7.375  10/01/21      507,235
    500 Ridgeland, MS Urban Renewal Rev The
        Orchard Ltd Proj Ser A Rfdg.............   7.750  12/01/15      518,630
                                                                   ------------
                                                                      1,025,865
                                                                   ------------
        MISSOURI 4.7%
  1,245 Cape Girardeau Cnty, MO Indl Dev Auth
        Multi Family Rev Hsg Cape Lacroix Ser A
        Rfdg (GNMA Collateralized)..............   6.400  06/20/31    1,274,643
  2,750 Kansas City, MO Muni Assist Corp Rev
        Rfdg (MBIA Insd)........................   5.000  04/15/20    2,554,558
    250 Missouri St Hlth & Edl Fac Auth.........   8.125  10/01/10      279,330
    500 Missouri St Hlth & Edl Fac Auth Hlth Fac
        Rev.....................................   6.000  02/15/06      505,940

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                October 31, 1996

--------------------------------------------------------------------------------

 Par
 Amount
 (000)  Description                                Coupon Maturity Market Value
-------------------------------------------------------------------------------
        MISSOURI (CONTINUED)
 $  500 Missouri St Hlth & Edl Fac Auth Hlth Fac
        Rev (Prerefunded @ 02/15/99)............   8.000% 02/15/11 $    549,610
    500 Missouri St Hlth & Edl Fac Auth Hlth Fac
        Rev Heartland Hlth Sys Proj.............   6.875  11/15/04      533,635
                                                                   ------------
                                                                      5,697,716
                                                                   ------------
        NEBRASKA 2.3%
  2,855 Nebraska Pub Pwr Dist Rev Elec Sys Ser A
        (MBIA Insd).............................   5.250  01/01/22    2,733,777
                                                                   ------------
        NEVADA 1.9%
  2,000 Clark Cnty, NV Indl Dev Rev NV Pwr Co
        Proj C Rfdg (AMBAC Insd)................   7.200  10/01/22    2,273,140
                                                                   ------------
        NEW HAMPSHIRE 0.8%
    520 New Hampshire Higher Edl & Hlth Fac Auth
        Rev.....................................   7.500  06/01/05      563,893
    370 New Hampshire Higher Edl & Hlth Fac Auth
        Rev.....................................   9.000  06/01/14      413,120
                                                                   ------------
                                                                        977,013
                                                                   ------------
        NEW JERSEY 3.1%
  1,000 Jersey City, NJ Ser A Rfdg (AMBAC Insd).   6.000  10/01/06    1,074,560
  1,500 Mercer Cnty, NJ Impt Auth Rev Cap
        Apprec..................................       *  04/01/11      677,490
    880 New Jersey Econ Dev Auth Holt Hauling &
        Warehsg Rev Ser G Rfdg..................   8.400  12/15/15      919,169
  1,000 New Jersey St Tpk Auth Tpk Rev Ser C
        Rfdg (MBIA Insd)........................   6.500  01/01/16    1,128,310
                                                                   ------------
                                                                      3,799,529
                                                                   ------------
        NEW MEXICO 0.9%
  1,000 Farmington, New Mexico Pollutn Ctl Rev
        Southern CA Edison Co Ser A Rfdg........   7.200  04/01/21    1,089,140
                                                                   ------------
        NEW YORK 6.0%
    350 New York City Indl Dev Agy Civic Fac
        Marymount Manhattan College Proj........   7.000  07/01/23      362,467
    500 New York City Muni Wtr Fin Auth & Swr
        Sys Rev (Prerefunded @ 06/15/01)........   7.750  06/15/20      574,670
  1,000 New York City Ser C.....................   7.000  08/15/16    1,077,710
    500 New York St Dorm Auth Rev City Univ Sys
        Ser C...................................   6.000  07/01/16      492,300
  3,000 New York St Dorm Auth Rev Mental Hlth
        Svcs Fac Impt Ser B.....................   5.375  02/15/26    2,744,460
    750 New York St Dorm Auth Rev St Univ Edl
        Fac Ser A (Prerefunded @ 05/15/00)......   7.700  05/15/12      844,583
    500 New York St Med Care Fac Fin Agy Rev
        Hosp & Nursing Home (FHA Gtd)...........   7.250  02/15/24      534,220
    500 Triborough Bridge & Tunnel Auth New York
        Rev Ser R (Prerefunded @ 01/01/00)......   7.375  01/01/16      551,800
    150 Triborough Bridge & Tunnel Auth New York
        Spl Oblig Mtg Recording Tax Ser A
        (Prerefunded @ 01/01/98)................   8.000  01/01/18      159,300
                                                                   ------------
                                                                      7,341,510
                                                                   ------------
        NORTH CAROLINA 1.2%
    500 North Carolina Eastn Muni Pwr Agy Pwr
        Sys Rev (Prerefunded @ 01/01/22)........   4.500  01/01/24      423,830
    400 North Carolina Eastn Muni Pwr Agy Pwr
        Sys Rev Ser A Rfdg......................   8.000  01/01/21      426,333
    250 North Carolina Med Care Comm Hlth Care
        Fac Rev (Prerefunded @ 10/01/99)........   7.800  10/01/19      278,530
    250 North Carolina Muni Pwr Agy No 1 Catawba
        Elec Rev................................   7.875  01/01/19      266,449
                                                                   ------------
                                                                      1,395,142
                                                                   ------------
        OHIO 6.6%
  1,840 Brecksville Broadview Heights, OH City
        Sch Dist (FGIC Insd)....................   6.500  12/01/16    2,040,781
    500 Cleveland, OH Pkg Fac Rev (Prerefunded @
        09/15/02)...............................   8.000  09/15/12      592,665
    250 Coshocton Cnty, OH Solid Waste Disp Rev
        Stone Container Corp Proj Rfdg..........   7.875  08/01/13      267,670
    500 Cuyahoga Cnty, OH Hlth Care Fac Rev
        Judson Retirement Cmnty Rfdg............   7.000  11/15/10      499,980
    660 Delaware Cnty, OH Hlth Care Fac Rev Mtg
        Centrum at Willow Brook (FHA Gtd).......   6.550  02/01/35      676,546
  1,000 Dublin, OH City Sch Dist (FGIC Insd)....   5.000  12/01/18      931,040
  1,000 Greater Cincinnati OH Elderly Hsg Dev
        Corp Mtg Rev (FSA Insd).................   6.600  08/01/25    1,041,060
  1,000 Miami Cnty, OH Hosp Fac Rev Upper Vly
        Med Cent Ser A Rfdg & Impt..............   6.000  05/15/06    1,012,930
  1,000 Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
        OH Edison Co Proj Rfdg..................   5.950  05/15/29      955,110
                                                                   ------------
                                                                      8,017,782
                                                                   ------------
        OKLAHOMA 0.5%
    500 Tulsa, OK Indl Auth Hosp Rev Tulsa Regl
        Med Cent (Prerefunded @ 06/01/03).......   7.200  06/01/17      574,190
                                                                   ------------

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                October 31, 1996

--------------------------------------------------------------------------------

 Par
 Amount
 (000)  Description                                Coupon Maturity Market Value
-------------------------------------------------------------------------------
        OREGON 4.9%
 $1,675 Emerald Peoples Util Dist OR Elec Sys
        (FGIC Insd).............................   7.350% 11/01/13 $  2,017,337
  1,920 Jackson Cnty, OR Sch Dist No 549C (FSA
        Insd)...................................   6.000  06/01/04    2,064,288
  2,000 Oregon Hlth Sciences Univ Rev Ser B
        (MBIA Insd).............................   5.250  07/01/28    1,912,260
                                                                   ------------
                                                                      5,993,885
                                                                   ------------
        PENNSYLVANIA 4.9%
    250 Emmaus, PA Genl Auth Rev Ser A (BIGI
        Insd)...................................   8.150  05/15/18      267,490
        Erie Cnty, PA Higher Ed Bldg Auth
    500 College Rev Ser A (Prerefunded @
        06/01/99)...............................   8.500  06/01/15      561,190
    250 Erie Cnty, PA Hosp Auth Rev Metro Hlth
        Cent....................................   7.250  07/01/12      226,430
    500 Lebanon Cnty, PA Hlth Fac Auth Hlth Cent
        Rev United Church of Christ Homes Rfdg..   6.750  10/01/10      506,115
    280 Montgomery Cnty, PA Indl Dev Auth Rev
        Pennsburg Nursing & Rehab Cent..........   7.625  07/01/18      288,733
    100 Northeastern PA Hosp Auth Hosp Rev......   7.500  07/01/12      111,061
    500 Northeastern PA Hosp Auth Rev Wilkes
        Barre Genl Hosp (Prerefunded @
        07/01/97)...............................   8.375  07/01/06      524,035
    500 Pennsylvania St Higher Edl Fac Auth
        College & Univ Rev Hahnemann Univ Proj
        (Prerefunded @ 07/01/99) (MBIA Insd)....   7.200  07/01/19      546,435
    150 Pennsylvania St Higher Edl Fac Auth Hosp
        Rev (Prerefunded @ 01/01/98)............   8.000  01/01/18      159,875
    250 Pennsylvania St Higher Edl Fac Auth Rev
        Med College PA Ser A (Prerefunded @
        03/01/99)...............................   8.375  03/01/11      276,950
    500 Philadelphia, PA Hosps & Higher Ed Fac
        Auth Hosp Rev...........................   6.250  07/01/06      513,815
    250 Scranton Lackawanna, PA Hlth & Welfare..   8.500  07/01/20      270,688
    500 Shenandoah Vly Sch Dist PA Ser B........       *  02/01/12      206,915
  1,000 South Fork Muni Auth PA Hosp Good
        Samaritan Med Cent Ser B Rfdg (MBIA
        Insd)...................................   5.250  07/01/26      941,990
    500 Warren Cnty, PA Hosp Auth Rev Warren
        Genl Hosp Proj Ser A....................   6.900  04/01/11      518,155
                                                                   ------------
                                                                      5,919,877
                                                                   ------------
        RHODE ISLAND 0.5%
    500 Rhode Island Depositors Econ Protection
        Corp Spl Oblig Ser A (Prerefunded @
        08/01/02)
        (FSA Insd)..............................   6.625  08/01/19      558,570
                                                                   ------------
        SOUTH DAKOTA 0.7%
    500 South Dakota St Hlth & Edl Fac Auth Rev
        Huron Regl Med Cent.....................   7.250  04/01/20      526,065
     20 South Dakota St Hlth & Edl Fac Auth Rev
        Sioux Vly Hosp..........................   7.625  11/01/13       21,661
    230 South Dakota St Hlth & Edl Fac Auth Rev
        Sioux Vly Hosp (Prerefunded @ 11/01/98).   7.625  11/01/13      249,877
                                                                   ------------
                                                                        797,603
                                                                   ------------
        TENNESSEE 2.4%
  1,000 Metro Nashville & Davidson Cnty, TN Hlth
        & Edl Fac Brd Rev (AMBAC Insd)..........   5.000  12/01/24      909,620
  1,000 Sullivan Cnty, TN Indl Dev Brd Rev
        Brandymill Rfdg (GNMA Collateralized)...   6.350  07/20/27    1,029,360
    890 Tennessee Hsg Dev Agy Homeownership Pgm.   6.800  07/01/17      931,474
                                                                   ------------
                                                                      2,870,454
                                                                   ------------
        TEXAS 10.2%
    685 Austin, TX Hsg Fin Corp Multi Family Hsg
        Rev Stassney Woods Apartments Proj Rfdg.   6.500  10/01/10      703,379
    500 Bexar Cnty, TX Hlth Fac Dev Corp Hosp
        Rev Saint Lukes Lutheran Hosp
        (Prerefunded @ 05/01/03)................   7.900  05/01/18      587,351
    250 Brazoria Cnty, TX Muni Util Dist No 2...   7.000  09/01/08      265,320
    500 Brownsville, TX Util Sys Rev
        (Prerefunded @ 09/01/00) (AMBAC Insd)...   6.500  09/01/17      545,930
    500 Ector Cnty, TX Hosp Dist Hosp Rev Med
        Cent Hosp...............................   7.125  04/15/02      532,700
  1,000 El Paso Cnty, TX Pkg Fac Rev Ctfs Oblig
        (Prerefunded @ 08/15/99)................   6.500  08/15/11    1,073,800
    500 Frenship, TX Indpt Sch Dist.............   5.500  02/15/03      518,855
    500 Frenship, TX Indpt Sch Dist.............   5.500  02/15/04      516,490
    250 Harris Cnty, TX Hlth Fac Dev Corp Hosp
        Rev.....................................   7.125  06/01/15      269,908
  1,250 Harris Cnty, TX Hlth Fac Dev Corp
        Thermal Util Rev Teco Proj Ser A (AMBAC
        Insd)...................................   7.250  02/15/15    1,365,213
    500 Houston, TX Wtr Sys Rev (Prerefunded @
        12/01/97)...............................   7.250  12/01/07      528,125
  1,500 Irving, TX Flood Ctl Dist Section 3
        (AMBAC Insd)............................       *  09/01/08      794,790
    250 Rusk Cnty, TX Hlth Fac Corp Hosp Rev....   7.750  04/01/13      261,510
    500 Sam Rayburn, TX Muni Pwr Agy Pwr Supply
        Sys Rev.................................   6.750  10/01/14      468,220
    500 Tarrant Cnty, TX Hlth Fac Dev Corp Hosp
        Rev Fort Worth Osteopathic Rfdg & Impt..   7.000  05/15/28      518,485
  1,370 Temple, TX Junior College Dist Hsg Sys &
        Use Fee Rev (MBIA Insd).................   5.375  07/01/21    1,324,489

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                October 31, 1996

--------------------------------------------------------------------------------

 Par
 Amount
 (000)  Description                                Coupon Maturity Market Value
-------------------------------------------------------------------------------
        TEXAS (CONTINUED)
 $  130 Texas Genl Svcs Comm Partn Interests
        Office Bldg & Land Aquisition Proj......   7.000% 08/01/14 $    133,923
    330 Texas Genl Svcs Comm Partn Interests
        Office Bldg & Land Aquisition Proj......   7.000  08/01/24      339,959
    230 Texas Hsg Agy Mtg Rev Ser A.............   7.150  09/01/12      239,361
    485 Texas Hsg Agy Residential Dev Rev Ser A
        (GNMA Collateralized)...................   7.600  07/01/16      514,003
    500 Texas Wtr Resources Fin Auth Rev (AMBAC
        Insd)...................................   7.500  08/15/13      536,890
    250 Winters, TX Wtrwks & Swr Sys Rev
        (Prerefunded @ 08/01/03)................   8.500  08/01/17      305,430
                                                                   ------------
                                                                     12,344,131
                                                                   ------------
        UTAH 0.3%
    250 Utah St Bldg Ownership Auth Lease Rev
        Dept Employment Security Proj
        (Prerefunded @ 08/15/98)................   7.800  08/15/10      266,275
     70 Utah St Hsg Fin Agy Mtg Ser G...........   8.100  07/01/16       71,940
                                                                   ------------
                                                                        338,215
                                                                   ------------
        VIRGINIA 4.4%
  3,500 Chesapeake Bay Bridge & Tunnel Comm VA
        Dist Rev (MBIA Insd)....................   5.000  07/01/22    3,213,350
  1,000 Norfolk, VA Indl Dev Auth Rev Hosp Rfdg
        Santara Hosp Ser A......................   6.500  11/01/13    1,059,950
  1,000 Peninsula Ports Auth VA Coal Terminal
        Rev.....................................   7.375  06/01/20    1,063,820
                                                                   ------------
                                                                      5,337,120
                                                                   ------------
        WASHINGTON 3.6%
  1,120 King Cnty, WA Sch Dist No 412 Shoreline
        Ser A (FSA Insd)........................   6.000  12/01/05    1,203,877
  2,750 Washington St Pub Pwr Supply Sys Nuclear
        Proj No 1 Rev (FGIC Insd)...............   5.375  07/01/15    2,623,583
    250 Washington St Pub Pwr Supply Sys Nuclear
        Proj No 1 Rev (FGIC Insd)...............   7.125  07/01/16      297,585
    250 Washington St Pub Pwr Supply Sys Nuclear
        Proj No 2 Rev (Prerefunded @ 01/01/01)..   7.625  07/01/10      283,770
                                                                   ------------
                                                                      4,408,815
                                                                   ------------
        WISCONSIN 2.0%
    250 Jefferson, WI Sewage Sys Wtrwks & Elec
        Sys Mtg Rev (Prerefunded @ 07/01/01)....   7.400  07/01/16      280,693
    150 Wisconsin Hsg & Econ Dev Auth Hsg Rev
        Ser B...................................   8.000  11/01/18      157,164
  1,000 Wisconsin St Hlth & Edl Fac Auth Rev
        Marquette Univ Proj (FGIC Insd).........   6.450  12/01/19    1,075,510
  1,000 Wisconsin St Hlth & Edl Fac Auth
        Waukesha Mem Hosp Ser A (AMBAC Insd)....   5.250  08/15/19      949,620
                                                                   ------------
                                                                      2,462,987
                                                                   ------------
 TOTAL LONG-TERM INVESTMENTS 97.0%
  (Cost $111,773,576)(a).........................................   117,832,855
 OTHER ASSETS IN EXCESS OF LIABILITIES 3.0%......................     3,632,775
                                                                   ------------
 NET ASSETS 100.0%...............................................  $121,465,630
                                                                   ------------

*Zero coupon bond
(a) At October 31, 1996, cost for federal income tax purposes is $111,773,576; the aggregate gross unrealized appreciation is $6,210,908 and the aggregate gross unrealized depreciation is $151,629, resulting in net unrealized appreciation of $6,059,279.

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                       STATEMENT OF ASSETS AND LIABILITIES

                                October 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments, at Market Value (Cost $111,773,576) (Note 1).........  $117,832,855
Cash..............................................................       413,393
Receivables:
 Securities Sold..................................................     2,586,251
 Interest.........................................................     2,127,118
 Fund Shares Sold.................................................     1,067,641
Options at Market Value (Net premiums paid of $32,012) (Note 5)...         2,922
Other.............................................................        43,014
                                                                    ------------
 Total Assets.....................................................   124,073,194
                                                                    ------------
LIABILITIES:
Payables:
 Securities Purchased.............................................     1,779,877
 Income Distributions.............................................       483,869
 Fund Shares Repurchased..........................................       130,870
 Distributor and Affiliates (Note 2)..............................        95,441
 Investment Advisory Fee (Note 2).................................        60,701
Accrued Expenses..................................................        54,443
Retirement Plan (Note 2)..........................................         2,363
                                                                    ------------
 Total Liabilities................................................     2,607,564
                                                                    ------------
NET ASSETS........................................................  $121,465,630
                                                                    ------------
NET ASSETS CONSIST OF:
Capital (Note 3)..................................................  $115,004,705
Net Unrealized Appreciation on Securities.........................     6,030,189
Accumulated Net Realized Gain on Securities.......................       341,691
Accumulated Undistributed Net Investment Income...................        89,045
                                                                    ------------
NET ASSETS........................................................  $121,465,630
                                                                    ------------
MAXIMUM OFFERING PRICE PER SHARE:
 Class 1 Shares:
 Net asset value and redemption price per share (Based on net assets of $118,684,512 and 8,582,302 shares of beneficial
 interest issued and outstanding) (Note 3)........................        $13.83
 Maximum sales charge (4.75%* of offering price)..................           .69
                                                                    ------------
 Maximum offering price to public.................................        $14.52
                                                                    ------------
 Class A Shares:
 Net asset value and redemption price per share (Based on net assets of $2,128,552 and 153,942 shares of beneficial interest
 issued and outstanding) (Note 3).................................        $13.83
 Maximum sales charge (4.50%* of offering price)..................           .65
                                                                    ------------
 Maximum offering price to public.................................        $14.48
                                                                    ------------
 Class B Shares:
 Net asset value and offering price per share (Based on net assets of $652,566 and 47,211 shares of beneficial interest issued and
 outstanding) (Note 3)............................................        $13.82
                                                                    ------------

* On sales of $10,000 or more for Class 1 shares and $50,000 or more for Class
A shares, the sales charge will be reduced.
                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                                   STATEMENT OF OPERATIONS


                      For the Year Ended October 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest...........................................................  $7,494,525
                                                                     ----------
EXPENSES:
Investment Advisory Fees (Note 2)..................................     728,210
Shareholder Services (Note 2)......................................     242,636
Registration and Filing Fees.......................................     101,838
Accounting (Note 2)................................................      99,374
Trustees Fees and Expenses (Note 2)................................      26,958
Legal (Note 2).....................................................       3,164
Distribution (12b-1) and Service Fees (Attributed to Classes A and
B of $419 and $762, respectively) (Note 6).........................       1,181
Other .............................................................      70,496
                                                                     ----------
 Total Expenses....................................................   1,273,857
                                                                     ----------
NET INVESTMENT INCOME..............................................  $6,220,668
                                                                     ----------
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Net Realized Gain on Investments...................................  $  350,316
                                                                     ----------
Unrealized Appreciation/Depreciation on Securities:
 Beginning of the Period...........................................   5,538,937
                                                                     ----------
 End of the Period:
 Investments.......................................................   6,059,279
 Options...........................................................     (29,090)
                                                                     ----------
                                                                      6,030,189
                                                                     ----------
Net Unrealized Appreciation on Securities During the Period........     491,252
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES.....................  $  841,568
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................  $7,062,236
                                                                     ----------

                                            STATEMENT OF CHANGES IN NET ASSETS


                 For the Years Ended October 31, 1996 and 1995

--------------------------------------------------------------------------------

                                                       Year Ended    Year Ended
                                                      October 31,   October 31,
                                                             1996          1995
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................  $  6,220,668  $  6,314,995
Net Realized Gain on Securities....................       350,316       401,050
Net Unrealized Appreciation on Securities During
 the Period........................................       491,252     6,922,298
                                                     ------------  ------------
Change in Net Assets from Operations...............     7,062,236    13,638,343
                                                     ------------  ------------
Distributions from Net Investment Income (Note 1)..    (6,299,276)   (6,187,572)
Distributions from Net Realized Gain on Securities
 (Note 1)..........................................      (373,830)          -0-
                                                     ------------  ------------
 Total Distributions...............................    (6,673,106)   (6,187,572)
                                                     ------------  ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
ACTIVITIES.........................................       389,130     7,450,771
                                                     ------------  ------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold..........................    29,491,790    26,976,160
Net Asset Value of Shares Issued Through Dividend
Reinvestment.......................................     5,768,806     5,355,586
Cost of Shares Repurchased.........................   (33,307,016)  (32,748,016)
                                                     ------------  ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.     1,953,580      (416,270)
                                                     ------------  ------------
TOTAL INCREASE IN NET ASSETS.......................     2,342,710     7,034,501
NET ASSETS:
Beginning of the Period............................   119,122,920   112,088,419
                                                     ------------  ------------
End of the Period (Including undistributed net
 investment income of $89,045 and $158,581,
 respectively).....................................  $121,465,630  $119,122,920
                                                     ------------  ------------

                                               See Notes to Financial Statements

 MUNICIPAL BOND FUND                                      FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

--------------------------------------------------------------------------------

                                                 Year Ended October 31,
                                          --------------------------------------
Class 1 Shares                               1996   1995    1994    1993    1992
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period..................................   $13.77 $12.89  $14.07  $13.03  $12.84
                                          ------- ------ -------  ------ -------
 Net Investment Income..................     .704    .74     .71    .728    .725
 Net Realized and Unrealized Gain/Loss
  on Securities.........................     .111   .867  (1.182)  1.038   .2175
                                          ------- ------ -------  ------ -------
Total from Investment Operations........     .815  1.607   (.472)  1.766   .9425
Less:
 Distributions from Net Investment
 Income.................................     .713   .727    .708    .726   .7525
 Distributions from Net Realized Gain on
 Securities (Note 1)....................     .043   .000    .000    .000    .000
                                          ------- ------ -------  ------ -------
Total Distributions.....................     .756   .727    .708    .726   .7525
                                          ------- ------ -------  ------ -------
Net Asset Value, End of the Period......  $13.829 $13.77  $12.89  $14.07  $13.03
                                          ------- ------ -------  ------ -------
Total Return (a)........................    6.09% 12.72%  (3.38%) 13.84%   7.57%
Net Assets at End of the Period (In
millions)...............................   $118.7 $119.1  $112.1   $95.9   $60.3
Ratio of Expenses to Average Net Assets.    1.05%   .96%    .99%    .96%   1.14%
Ratio of Net Investment Income to
Average Net Assets......................    5.13%  5.58%   5.27%   5.29%   5.56%
Portfolio Turnover......................      80%    49%      4%      4%      6%

--------------------------------------------------------------------------------

                                           Class A Shares        Class B Shares
                                     --------------------  --------------------
                                             Period Ended          Period Ended
                                     October 31, 1996 (b)  October 31, 1996 (b)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of the
Period.............................               $13.780               $13.780
                                                  -------               -------
 Net Investment Income.............                  .106                  .091
 Net Realized and Unrealized Gain
  on Securities....................                  .045                  .038
                                                  -------               -------
Total from Investment Operations...                  .151                  .129
Less Distributions from Net
Investment Income..................                  .104                  .087
                                                  -------               -------
Net Asset Value, End of the Period.               $13.827               $13.822
                                                  -------               -------
Total Return (a)...................                 1.12%*                 .93%*
Net Assets at End of the Period (In
millions)..........................                  $2.1                  $0.7
Ratio of Expenses to Average Net
Assets.............................                 1.30%                 2.05%
Ratio of Net Investment Income to
Average Net Assets.................                 4.82%                 4.06%
Portfolio Turnover.................                   80%                   80%

*Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Class A and Class B shares commenced distribution on August 8, 1996.
                                               See Notes to Financial Statements
                                    B-97

                         NOTES TO FINANCIAL STATEMENTS

                                October 31, 1996
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Common Sense Trust (the "Trust"), is registered under the Investment Company
Act of 1940, as amended, as a diversified open-end management investment com-pany comprised of seven funds: Emerging Growth Fund ("Emerging Growth"), Gov-ernment Fund ("Government"), Growth Fund ("Growth"), Growth and Income Fund ("Growth and Income"), International Equity Fund ("International Equity"),
Money Market Fund ("Money Market") and Municipal Bond Fund ("Municipal Bond") (collectively the "Funds"). Each Fund is accounted for as a separate entity. During the period, Emerging Growth and International Equity issued Class 1 Shares and were reorganized from a series of the Common Sense Trust II to a se-ries of the Trust. Also during the period, Government, Growth, Growth and In-come, Money Market and Municipal Bond issued Class A Shares and Class B Shares. Each Fund currently offers three classes of shares, Class 1, Class A and Class B.
The investment goals of each Fund are as follows: Emerging Growth seeks capital appreciation by primarily investing in common stock of small and medium sized companies. Government seeks high current return consistent with preservation of capital by primarily investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Growth seeks capital appre-ciation by investing in common stocks. Growth & Income seeks reasonable growth and income by primarily investing in equity securities that provide dividend income and securities that are convertible into common or preferred stocks. In-ternational Equity seeks growth and income by investing at least 65% of its as-sets in non-United States equity securities. Money Market seeks protection of capital and income through investments in short-term money market instruments. Municipal Bond seeks as high a level of current income exempt from federal in-come tax as is consistent with preservation of capital.
The following is a summary of significant accounting policies consistently fol-lowed by the Trust in the preparation of its financial statements. The prepara-tion of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent as-sets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts may differ from the estimates.

A. SECURITY VALUATION-Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Fixed income investments are stated at value using market quotations. Unlisted securities and listed securities for which the last sales price is not avail-able are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in accordance with proce-dures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost. For Money Market, all investments are valued at amortized cost.
Investments in foreign securities involve certain risks not ordinarily associ-ated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.
Municipal Bond investments include lower-rated debt securities which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet prin-cipal and interest payments. At the end of the period, debt securities rated below investment grade and comparable unrated securities represented approxi-mately 10.3% of Municipal Bond's investment portfolio. Issuers of certain secu-rities owned by Municipal Bond have obtained insurance guaranteeing their timely payment of principal at maturity and interest. The insurance reduces fi-nancial risk but not market risk of these securities.

B. SECURITY TRANSACTIONS-Security transactions are recorded on a trade date ba-sis. Realized gains and losses are determined on an identified cost basis. Gov-ernment and Municipal Bond may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is

                                October 31, 1996
--------------------------------------------------------------------------------

subject to market fluctuations during this period. Government and Municipal Bond will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made. At October 31, 1996, Mu-nicipal Bond had no when issued or delayed delivery purchase commitments.
The Funds may invest in repurchase agreements which are short-term investments in which a Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Each fund may in-vest independently in repurchase agreements, or transfer uninvested cash bal-ances into a pooled cash account along with certain other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. Each fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is re-quired to maintain the value of the underlying security at not less than the repurchase proceeds due each fund.

C. INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Issuers of Payment-in-Kind se-curities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments. Original issue discount is amortized over the expected life of each applicable security. With the exception of Money Market and Municipal Bond, premiums on debt securities are not amortized. Market dis-counts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.
Under the applicable foreign tax laws, a tax may be imposed on interest, divi-dends, and realized gains generated from foreign investments. Such taxes are generally reflected on the Statement of Operations as a reduction of the re-lated income or gains.

D. ORGANIZATIONAL EXPENSES-Emerging Growth and International Equity have reim-bursed PFS Distributors or its affiliates (collectively "PFS") for costs in-curred in connection with each Fund's organization in the amount of $20,906 per Fund. These costs for Emerging Growth and International Equity are being amor-tized on a straight line basis over the 60 month period ending February, 2000 and March, 2000, respectively. The Adviser has agreed that in the event any of the initial shares of these funds originally purchased by Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") are redeemed during the amortization period, these funds will be reimbursed for any unamor-tized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES-It is each Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
Each Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future capital gains real-ized by such Fund. The following table presents the realized capital loss carryforward at October 31, 1996, along with its expiration period.

                           EMERGING                    GROWTH AND INTERNATIONAL     MONEY MUNICIPAL
                             GROWTH  GOVERNMENT GROWTH     INCOME        EQUITY    MARKET      BOND
---------------------------------------------------------------------------------------------------
Realized capital loss
carryforward............ $3,686,606 $34,520,669     --         --       $33,287    $4,136        --
Expiration dates of
capital loss
carryforward............  2003-2004   2002-2004     --         --          2004 2002-2003        --

                                October 31, 1996

--------------------------------------------------------------------------------

F. DISTRIBUTION OF INCOME AND GAINS-Government, Money Market and Municipal Bond declare dividends from net investment income on each business day. Growth and Income declares dividends quarterly. Emerging Growth, Growth and International Equity declare dividends annually. Dividends and distributions to shareholders are recorded on the record date. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. All short-term capital gains and a portion of option and futures gains are included in ordinary income for tax purposes.
For the year ended October 31, 1996, distributions were as follows:

                         EMERGING                           GROWTH AND INTERNATIONAL      MONEY  MUNICIPAL
                           GROWTH  GOVERNMENT       GROWTH      INCOME        EQUITY     MARKET       BOND
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM
AND IN EXCESS OF
NET INVESTMENT INCOME
 Class 1................ $    -0- $21,453,795  $27,245,960 $17,403,926 $         -0- $2,758,939 $6,288,593
 Class A................      -0-     153,693          -0-     103,649           -0-      2,375      7,781
 Class B................      -0-     174,701          -0-     121,982           -0-         23      2,902
                         -------- ----------- ------------ ----------- ------------- ---------- ----------
 Total.................. $    -0- $21,782,189  $27,245,960 $17,629,557 $         -0- $2,761,337 $6,299,276
                         -------- ----------- ------------ ----------- ------------- ---------- ----------
DISTRIBUTIONS FROM
NET REALIZED GAIN
ON SECURITIES
 Class 1................ $    -0- $       -0- $358,762,393 $85,264,726 $         -0- $      -0-   $373,830
 Class A................      -0-         -0-          -0-         -0-           -0-        -0-        -0-
 Class B................      -0-         -0-          -0-         -0-           -0-        -0-        -0-
                         -------- ----------- ------------ ----------- ------------- ---------- ----------
 Total.................. $    -0- $       -0- $358,762,393 $85,264,726 $         -0- $      -0-   $373,830
                         -------- ----------- ------------ ----------- ------------- ---------- ----------

The distributions from net realized gain on securities include distributions from long-term capital gains for Class 1 shares on Growth, Growth and Income and Municipal Bond in the amounts of $100,252,969, $57,961,436 and $104,979, respectively.

For the year ended October 31, 1995, distributions were as follows:

                         EMERGING                           GROWTH AND INTERNATIONAL      MONEY  MUNICIPAL
                           GROWTH  GOVERNMENT       GROWTH      INCOME        EQUITY     MARKET       BOND
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM
AND IN EXCESS OF
NET INVESTMENT INCOME
 Class 1................       -- $22,389,062  $22,053,177 $14,344,183            -- $2,753,721 $6,187,572
 Class A................ $    -0-          --           --          -- $         -0-         --         --
 Class B................      -0-          --           --          --           -0-         --         --
                         -------- ----------- ------------ ----------- ------------- ---------- ----------
 Total.................. $    -0- $22,389,062  $22,053,177 $14,344,183 $         -0- $2,753,721 $6,187,572
                         -------- ----------- ------------ ----------- ------------- ---------- ----------
DISTRIBUTIONS FROM
NET REALIZED GAIN
ON SECURITIES
 Class 1................       -- $       -0- $147,259,430 $71,729,488            -- $      -0- $      -0-
 Class A................ $    -0-          --           --          -- $         -0-         --         --
 Class B................      -0-          --           --          --           -0-         --         --
                         -------- ----------- ------------ ----------- ------------- ---------- ----------
 Total.................. $    -0- $       -0- $147,259,430 $71,729,488 $         -0- $      -0- $      -0-
                         -------- ----------- ------------ ----------- ------------- ---------- ----------

                                October 31, 1996
--------------------------------------------------------------------------------

Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, the following permanent differences between book and tax basis reporting for the 1996 fiscal year have been identified and appropriately re-classified.

                                   EMERGING                        GROWTH AND  INTERNATIONAL   MONEY MUNICIPAL
                                     GROWTH  GOVERNMENT    GROWTH      INCOME         EQUITY  MARKET      BOND
---------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net
 Investment Income (a,b,c,d)...  $1,067,479    $118,304  $   (924) $  208,297  $     242,840      -- $   9,072
Accumulated Net Realized
 Gain/Loss on Securities (b,c).          --    (239,533) (407,610)   (258,709)        11,703      --    (9,072)
Capital (a,b,c,d)                                                                                 --
 Class 1.......................        (580)    (82,125)       --          --           (763)     --        --
 Class A.......................    (492,878)     90,576   159,328      19,368       (146,617)     --        --
 Class B.......................    (574,021)    112,778   249,206      31,044       (107,163)     --        --

(a) For federal income tax purposes, net operating losses may not be used to offset income generated in future tax years, therefore, these losses have been reclassified from accumulated net investment income to capital.
(b) For federal income tax purposes, realized gains and losses on transactions in foreign currencies are included as ordinary income. These realized gains and losses are included in net realized gain/loss on securities for financial reporting purposes and have been reclassified from accumulated net realized gain/loss on securities to accumulated undistributed net investment income.
(c) Accretion of market discounts on bonds and paydowns of mortgage pool obligations are recognized as ordinary income for federal income tax purposes but as realized gains or losses for book purposes. These permanent differences have been reclassified from accumulated net realized gain/loss on securities to accumulated undistributed net investment income.
(d) Due to the Trust reorganization (see note 3), certain temporary differences of the Target Funds became permanent differences as a result of the merger. These items have been reclassified between accumulated undistributed net investment income, accumulated net realized gain/loss on securities and capital.

G. FOREIGN CURRENCY TRANSLATION-The market values of foreign securities, for-ward currency exchange contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. The cost of securities is determined using his-torical exchange rates. Income and expenses are translated at prevailing ex-change rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency in-cludes the net realized amount from the sale of currency and the amount real-ized between trade date and settlement date on security transactions.

H. PRIVATE PLACEMENTS-A Fund may own securities purchased in private placement transactions, which have not been registered under the Securities Act of 1933. Such securities generally may be resold only in a privately negotiated transac-tion with a limited number of purchasers or in a public offering after they have been registered under the Securities Act of 1933. The issuers of privately placed debt securities held by a Fund generally have agreed to register the se-curities within specified time periods or increase the interest paid on such securities.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee, pay-able monthly, based on the average daily net assets of the Funds as follows:

EMERGING GROWTH, GROWTH
           &
   GROWTH AND INCOME              GOVERNMENT                 MONEY MARKET               MUNICIPAL BOND
------------------------    ------------------------    ------------------------    ------------------------
AVERAGE DAILY     ANNUAL    AVERAGE DAILY     ANNUAL    AVERAGE DAILY     ANNUAL    AVERAGE DAILY     ANNUAL
NET ASSETS          RATE    NET ASSETS          RATE    NET ASSETS          RATE    NET ASSETS          RATE
------------------------    ------------------------    ------------------------    ------------------------
First $1 bil-               First $1 bil-               First $2 bil-               First $1 bil-
 lion...........   .65%      lion...........   .60%      lion...........   .50%      lion...........   .60%
Next $1 billion.   .60%     Next $1 billion.   .55%     Next $2 billion.  .475%     Next $1 billion.   .55%
Next $1 billion.   .55%     Next $1 billion.   .50%     Over $4 billion.   .45%     Next $1 billion.   .50%
Next $1 billion.   .50%     Next $1 billion.   .45%                                 Over $3 billion.   .45%
Over $4 billion.   .45%     Next $1 billion.   .40%
                            Over $5 billion.   .35%

                                October 31, 1996

--------------------------------------------------------------------------------


The Adviser has entered into a subadvisory agreement with Smith Barney Mutual Funds Management, Inc. (the "Subadviser"), who provides advisory services to International Equity and the Adviser with respect to its investments in foreign securities. Advisory fees for International Equity are calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. The Adviser pays 50% of its advisory fee to the Subadviser.
The Adviser has voluntarily elected to reimburse Money Market for any ordinary business expenses in excess of 1.00% of its average daily net assets. The Ad-viser may modify or terminate this election at any time without prior notice. During the period, the adviser waived advisory fees of $308,356 and reimbursed other expenses of $219,511.
The Adviser has agreed that it will reimburse the Funds for any expenses (in-cluding the advisory fee, but excluding interest, brokerage commissions, dis-tribution and service fees, and other extraordinary expenses) in excess of the most restrictive limitation imposed by state securities commissions. The most restrictive expense limitation is presently believed to be 2.5% of the Fund's average daily net assets up to $30 million, 2.0% of the next $70 million of such net assets and 1.5% of the Fund's net assets in excess of $100 million. The Trust received from California a waiver which allows each Fund to exclude shareholder service costs from the calculation of the expense limitation. The Adviser and, in the case of International Equity, the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any por-tion thereof or elect to reimburse a Fund for ordinary business expenses in ex-cess of an agreed upon amount. For International Equity, $46,643 of the expense reduction was voluntary and $131,504 was reimbursed due to the contractual ex-pense limitation. The Adviser prepaid the Fund's initial registration and fil-ing expenses. Emerging Growth and International Equity amortized their portion of such expenses over a ten month period that ended December 1995.
Amounts paid by the Funds to PFS and VKAC during the period were as follows:

                         EMERGING                       GROWTH AND INTERNATIONAL    MONEY MUNICIPAL
                           GROWTH GOVERNMENT     GROWTH     INCOME        EQUITY   MARKET      BOND
---------------------------------------------------------------------------------------------------
Accounting services..... $ 79,620   $ 93,056 $  406,931 $  168,039      $ 30,600 $ 62,857  $ 99,374
Shareholder servicing
fees....................  404,745    419,709  6,662,929  1,511,492        65,341  498,131   194,704

For the year ended October 31, 1996, the Funds incurred expenses as shown in the table above representing VKAC's cost of providing accounting and cash man-agement services to the Funds. These services are provided by VKAC at cost.
PFS Distributors (the "Distributor"), a wholly owned subsidiary of Travelers Group, Inc. serves as Distributor of the Fund's shares. The Distributor has an exclusive selling agreement with PFS Investments Inc. to sell shares of the Trust. During the period, the Trust paid brokerage commissions of $345,196 to companies which are deemed affiliates of the Distributor's parent because it owns more than 5% of the companies' outstanding voting securities.
PFS Shareholder Services ("PFSS"), an affiliate of the Distributor, serves as the shareholder servicing agent for the Funds. For the year ended October 31, 1996, the Funds incurred expenses as shown in the table above, representing PFSS' cost of providing transfer agency and shareholder services plus a profit. Certain officers and trustees of the Funds are also officers and directors of PFS and VKAC. The Funds do not compensate their officers or trustees who are officers of PFS and VKAC.
The Trustees of the Trust instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Trust's general account. The Trust will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or es-crow. For the current Trustees not affiliated with the Adviser, the annual re-tirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a proportionally reduced benefit. Under the Plan, for the Trustees retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Trust during the 1995 calendar year.

                                October 31, 1996

--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS
The Funds have three classes of shares of beneficial interest, Classes 1, A and B, each with a par value of $.01 per share. There are an unlimited number of shares authorized.
For the year ended October 31, 1996, share transactions were as follows:

                          EMERGING                           GROWTH AND  INTERNATIONAL       MONEY   MUNICIPAL
                            GROWTH  GOVERNMENT       GROWTH      INCOME         EQUITY      MARKET        BOND
---------------------------------------------------------------------------------------------------------------
SALES
 Class 1................    38,105   2,871,610   16,457,335   5,320,300       9,813     67,367,316   1,942,660
 Class A................ 2,000,873   1,149,244    2,868,484   1,861,875     396,481        797,434     153,756
 Class B................ 1,592,107   1,410,035    4,253,128   2,953,516     335,699         13,631      47,012
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
 Total Sales............ 3,631,085   5,430,889   23,578,947  10,135,691     741,993     68,178,381   2,143,428
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
DIVIDEND
REINVESTMENT
 Class 1................       -0-   1,767,746   24,543,242   6,129,820         -0-      2,712,773     418,529
 Class A................       -0-      14,411          -0-       5,681         -0-          2,375         561
 Class B................       -0-      16,399          -0-       6,789         -0-             23         210
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
 Total Dividend
 Reinvestment...........       -0-   1,798,556   24,543,242   6,142,290         -0-      2,715,171     419,300
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
REPURCHASES
 Class 1................       -0-  (7,862,750) (23,362,241) (8,236,939)        -0-    (70,471,885) (2,428,730)
 Class A................  (283,852)    (95,253)    (124,234)    (73,103)   (243,560)       (70,999)       (375)
 Class B................  (178,667)    (96,131)    (117,684)    (81,341)    (43,903)           -0-         (11)
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
 Total Repurchases......  (462,519) (8,054,134) (23,604,159) (8,391,383)   (287,463)   (70,542,884) (2,429,116)
                         ---------  ----------  -----------  ----------    --------    -----------  ----------

For the year ended October 31, 1995, share transactions were as follows:

                          EMERGING                           GROWTH AND  INTERNATIONAL       MONEY   MUNICIPAL
                            GROWTH  GOVERNMENT       GROWTH      INCOME         EQUITY      MARKET        BOND
---------------------------------------------------------------------------------------------------------------
SALES
 Class 1................        --   3,887,096   19,019,524   6,095,770          --     63,147,478   2,026,724
 Class A................ 1,125,630          --           --          --     480,871             --          --
 Class B................   732,333          --           --          --     202,578             --          --
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
 Total Sales............ 1,857,963   3,887,096   19,019,524   6,095,770     683,449     63,147,478   2,026,724
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
DIVIDEND
REINVESTMENT
 Class 1................        --   1,865,887   12,278,591   6,153,341          --      2,705,499     402,352
 Class A................       -0-          --           --          --         -0-             --          --
 Class B................       -0-          --           --          --         -0-             --          --
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
 Total Dividend
 Reinvestment...........       -0-   1,865,887   12,278,591   6,153,341         -0-      2,705,499     402,352
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
REPURCHASES
 Class 1................        --  (8,448,288) (23,505,333) (8,600,756)         --    (61,949,391) (2,471,996)
 Class A................   (70,836)         --           --          --      (6,846)            --          --
 Class B................   (14,613)         --           --          --      (3,080)            --          --
                         ---------  ----------  -----------  ----------    --------    -----------  ----------
 Total Repurchases......   (85,449) (8,448,288) (23,505,333) (8,600,756)     (9,926)   (61,949,391) (2,471,996)
                         ---------  ----------  -----------  ----------    --------    -----------  ----------

                                October 31, 1996

--------------------------------------------------------------------------------

For the year ended October 31, 1996, capital transactions were as follows:

                          EMERGING                                    GROWTH AND  INTERNATIONAL                  MUNICIPAL
                            GROWTH    GOVERNMENT           GROWTH         INCOME         EQUITY MONEY MARKET          BOND
---------------------------------------------------------------------------------------------------------------------------
SALES
 Class 1.............  $   724,896  $ 30,153,836  $   276,405,770  $  91,685,267   $   163,259  $ 67,367,316  $ 26,742,300
 Class A.............   34,657,451    11,822,387       44,341,185     29,746,398     6,181,070       797,434     2,109,316
 Class B.............   26,926,301    14,598,261       65,291,032     47,348,206     5,168,282        13,631       640,174
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Sales.........  $62,308,648  $ 56,574,484  $   386,037,987  $ 168,779,871   $11,512,611  $ 68,178,381  $ 29,491,790
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
DIVIDEND
REINVESTMENT
 Class 1.............  $       -0-  $ 18,444,465  $   383,855,779  $ 101,050,427   $       -0-  $  2,712,773  $  5,758,155
 Class A.............          -0-       148,139              -0-        101,172           -0-         2,375         7,749
 Class B.............          -0-       168,546              -0-        120,825           -0-            23         2,902
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Dividend
 Reinvestment........  $       -0-  $ 18,761,150  $   383,855,779  $ 101,272,424   $       -0-  $  2,715,171  $  5,768,806
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
REPURCHASES
 Class 1.............  $       -0-  $(81,974,033) $  (392,656,318) $(142,390,951)  $       -0-  $(70,471,885) $(33,301,708)
 Class A.............   (4,998,044)     (977,331)      (2,155,576)    (1,300,278)   (3,522,695)      (70,999)       (5,158)
 Class B.............   (3,094,195)     (982,903)      (2,036,872)    (1,441,770)     (690,155)          -0-          (150)
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Repurchases...  $(8,092,239) $(83,934,267) $  (396,848,766) $(145,132,999)  $(4,212,850) $(70,542,884) $(33,307,016)
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
ENDING CAPITAL
 Class 1.............  $   724,316  $318,925,659  $ 2,239,161,226  $ 671,692,316   $   162,496  $ 59,911,957  $112,249,872
 Class A.............   43,717,671    11,083,771       42,344,937     28,566,660     8,563,858       728,810     2,111,907
 Class B.............   33,313,743    13,896,682       63,503,366     46,058,305     7,035,103        13,654       642,926
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Capital.......  $77,755,730  $343,906,112  $ 2,345,009,529  $ 746,317,281   $15,761,457  $ 60,654,421  $115,004,705
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------

For the year ended October 31, 1995, capital transactions were as follows:

                          EMERGING                                    GROWTH AND  INTERNATIONAL                  MUNICIPAL
                            GROWTH    GOVERNMENT           GROWTH         INCOME         EQUITY MONEY MARKET          BOND
---------------------------------------------------------------------------------------------------------------------------
SALES
 Class 1.............  $        --  $ 40,107,323  $   294,906,458  $  94,833,007   $        --  $ 63,147,486  $ 26,976,160
 Class A.............   15,578,206            --               --             --     6,176,592            --            --
 Class B.............   10,263,657            --               --             --     2,722,626            --            --
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Sales.........  $25,841,863  $ 40,107,323  $   294,906,458  $  94,833,007   $ 8,899,218  $ 63,147,486  $ 26,976,160
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------

DIVIDEND REINVESTMENT
 Class 1.............  $        --  $ 19,322,483  $   168,462,102  $  84,847,579   $        --  $  2,705,499  $  5,355,586
 Class A.............           --            --               --             --            --            --            --
 Class B.............           --            --               --             --            --            --            --
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Ending Capital......  $        --  $ 19,322,483  $   168,462,102  $  84,847,579   $        --  $  2,705,499  $  5,355,586
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
REPURCHASES
 Class 1.............  $        --  $(87,084,035) $  (365,263,456) $(133,313,425)  $        --  $(61,949,391) $(32,748,016)
 Class A.............   (1,037,611)           --               --             --       (94,421)           --            --
 Class B.............     (215,177)           --               --             --       (42,136)           --            --
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Repurchases...  $(1,252,788) $(87,084,035) $  (365,263,456) $(133,313,425)  $  (136,557) $(61,949,391) $(32,748,016)
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------

ENDING CAPITAL
 Class 1.............  $       -0-  $352,383,516  $ 1,971,555,995  $ 621,347,573   $       -0-  $ 60,303,753  $113,051,125
 Class A.............   14,551,142           -0-              -0-            -0-     6,052,100           -0-           -0-
 Class B.............   10,055,658           -0-              -0-            -0-     2,664,139           -0-           -0-
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------
 Total Capital.......  $24,606,800  $352,383,516  $ 1,971,555,995  $ 621,347,573   $ 8,716,239  $ 60,303,753  $113,051,125
                       -----------  ------------  ---------------  -------------   -----------  ------------  ------------

                               October 31, 1996

-------------------------------------------------------------------------------

Class B shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase as detailed in the following schedule. Class B shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                    EMERGING GROWTH, GROWTH,        GOVERNMENT &
                                         GROWTH AND INCOME &      MUNICIPAL BOND
                                        INTERNATIONAL EQUITY       CLASS B SHARE
                                    CLASS B SHARE CONTINGENT CONTINGENT DEFERRED
YEAR OF REDEMPTION                     DEFERRED SALES CHARGE        SALES CHARGE
--------------------------------------------------------------------------------
First..............................                    5.00%               4.00%
Second.............................                    4.00%               4.00%
Third..............................                    3.00%               3.00%
Fourth.............................                    2.50%               2.50%
Fifth..............................                    1.50%               1.50%
Sixth and Thereafter...............                     None                None

For the year ended October 31, 1996, PFS, as Distributor for the Funds, received commissions on sales of the Funds' Class 1 and Class A shares of approximately $4,702,900 and CDSC on redeemed shares of approximately $173,800. Sales charges do not represent expenses of the Funds.

On August 9, 1996, Government, Growth and Growth and Income (the "Acquiring Funds") acquired all of the assets and liabilities of the similarly named Common Sense Trust II Funds (the "Target Funds"), through a tax free reorganization approved by Target Funds' shareholders on August 6, 1996. The Acquiring Funds issued shares in exchange for the Target Funds' net assets as shown in the table below. Included in these net assets were tax basis capital loss carryforwards as applicable which are included in accumulated net realized gain/loss on securities. Shares issued in connection with this reorganization are included in Class A and Class B shares sales for the current period. Also shown in the table below are the combined net assets on the date of acquisition.

                                                                     GROWTH AND
                                             GOVERNMENT      GROWTH      INCOME
-------------------------------------------------------------------------------
SHARES ISSUED BY ACQUIRING FUNDS
 Class A...................................     976,227   2,491,446   1,557,123
 Class B...................................   1,280,125   3,884,873   2,628,487
NET ASSETS EXCHANGED BY TARGET FUNDS
 Class A................................... $10,103,950 $41,532,398 $26,751,368
 Class B................................... $13,249,295 $64,760,829 $45,157,410
CAPITAL LOSS CARRYFORWARD.................. $   142,818 $       -0- $       -0-
COMBINED NET ASSETS AT AUGUST 9, 1996
 (In Thousands)............................ $   319,050 $ 2,929,999 $   979,433

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and forward purchase commitments, were:

                            EMERGING                                 GROWTH AND INTERNATIONAL   MUNICIPAL
                              GROWTH   GOVERNMENT         GROWTH         INCOME        EQUITY        BOND
---------------------------------------------------------------------------------------------------------
Purchases............... $89,935,496 $727,284,219 $5,276,442,545 $1,092,548,420   $17,246,772 $95,587,964
Sales...................  43,054,728  737,176,528  5,290,512,752  1,047,616,562     9,774,072  96,711,008

                                October 31, 1996

--------------------------------------------------------------------------------


5. DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.
The Funds have a variety of reasons to use derivative instruments, such as to attempt to protect the Funds against possible changes in the market value of its portfolio, manage the portfolio's effective yield, foreign currency expo-sure, maturity and duration or generate potential gain. All of the Funds' port-folio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accord-ingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option con-tract.
Summarized below are the specific types of derivative financial instruments used by the Funds.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. Municipal Bond generally invests in options on U.S. Treasury bonds which are generally used to manage the portfolio's effec-tive maturity and duration. Growth and Growth and Income generally invest in options on the S&P 500 Index which are used as a substitute for purchasing or selling specific securities.

Transactions in options for the year ended October 31, 1996, were as follows:

                               GROWTH           GROWTH AND INCOME      MUNICIPAL BOND
                         --------------------  --------------------  --------------------
                         CONTRACTS    PREMIUM  CONTRACTS    PREMIUM  CONTRACTS    PREMIUM
------------------------------------------------------------------------------------------
Outstanding at October
31, 1995................       -0-  $     -0-        -0-  $     -0-        -0-  $     -0-
Options Written and
Purchased (Net).........    66,000   (124,017)    84,300   (180,090)       457   (554,703)
Options Exercised.......       -0-        -0-    (75,000)   157,120        -0-        -0-
Options Expired.........   (66,000)   124,017     (9,300)    22,970        -0-        -0-
Options Terminated in
Closing Transactions
(Net)...................       -0-        -0-        -0-        -0-       (440)   522,691
                           -------  ---------    -------  ---------       ----  ---------
Outstanding at October
31, 1996................       -0-  $     -0-        -0-  $     -0-         17  $ (32,012)
                           -------  ---------    -------  ---------       ----  ---------

The related futures contracts of the outstanding option transactions for Munic-ipal Bond as of October 31, 1996, and the description and market value are as follows:

                                                                         MARKET
                                                        EXP. MONTH /      VALUE
                                            CONTRACTS EXERCISE PRICE OF OPTIONS
-------------------------------------------------------------------------------
U.S. Treasury Bond Futures December 1996--
Purchased Puts.............................        17   Dec / 110        $2,922
                                                  ---                    ------

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Gov-ernment generally invests in exchange traded futures on U.S. Treasury bonds and notes which are typically used to manage the portfolio's effective maturity and duration. Growth and Growth and Income generally invest in futures on the S&P 500 Index as a substitute for purchasing or selling specific securities. Upon entering into futures contracts, the Funds maintain, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the con-tract (the variation margin). The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.

                                October 31, 1996

--------------------------------------------------------------------------------

For the year ended October 31, 1996, futures transactions were as follows:

                                                                     GROWTH AND
                                                 GOVERNMENT  GROWTH      INCOME
--------------------------------------------------------------------------------
Outstanding at October 31, 1995.................        490     340         110
Futures Opened..................................      7,238   3,930         414
Futures Closed..................................     (7,123) (3,990)       (429)
                                                     ------  ------        ----
Outstanding at October 31, 1996.................        605     280          95
                                                     ------  ------        ----

The futures contracts outstanding as of October 31, 1996, and the description and unrealized appreciation are as follows:

                                                                     UNREALIZED
                                                         CONTRACTS APPRECIATION
-------------------------------------------------------------------------------
GOVERNMENT
 U.S. Treasury Bond Futures December 1996 Buy to Open
 (Notional Value of $113,000 per contract)..............       409   $1,548,855
 Ten-year U.S. Treasury Note Futures December 1996 Buy
 to Open (Notional Value of $109,625 per contract)......       196      229,722
                                                               ---   ----------
 Total Government.......................................       605   $1,778,577
                                                               ---   ----------
GROWTH
 S&P 500 Index Future December 1996 Buy to Open
 (Notional Value of $354,825 per contract)..............       280   $   96,110
                                                               ---   ----------
GROWTH AND INCOME
 S&P 500 Index Future December 1996 Buy to Open
 (Notional Value of $354,825 per contract)..............        95   $  688,687
                                                               ---   ----------


C. FORWARD COMMITMENTS-The Government Fund trades certain securities under the terms of forward commitments, whereby the settlement occurs at a specific future date. Forward commitments are privately negotiated transactions between the Fund and dealers. While forward commitments are outstanding, the Fund maintains sufficient collateral of cash or securities in a segregated account with its custodian. Forward purchase commitments are included in the portfolio of investments, with changes in value reflected as a component of unrealized appreciation/depreciation on securities.

6. DISTRIBUTION AND SERVICE PLANS
The Funds and their shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collec-tively the "Plans"). The Plans govern payments for the distribution of such Fund's shares, ongoing shareholder services and maintenance of shareholder ac-counts.
Annual fees under the Plans of up to .25% (.10% for Money Market) of Class A net assets and 1.00% (.75% for Money Market) of Class B net assets are accrued daily.

                                   APPENDIX 1
        (Commercial Paper, Bond and Other Short- and Long-Term Ratings)


     Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff") and IBCA Limited and IBCA Inc. ("IBCA");


COMMERCIAL PAPER AND SHORT-TERM RATINGS


     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of senior short-term debt obligations and leading market position in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



     The rating Fitch-1 is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.



     The rating -1+ is the highest commercial paper rating assigned by Duff. Paper rated -1+ is regarded as having very high certainty of timely payment with excellent short-term liquidity factors. Risk factors are minor. Paper rated -2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.


     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA.


     Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds which are rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.


     Bonds rated AAA are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated AA+, AA and AA- are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.


     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Rating and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                                   APPENDIX 2

                             MUNICIPAL BOND RATINGS


DESCRIPTIONS OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND
RATINGS



     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


     Baa -- Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


     RATING REFINEMENTS: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



     SHORT-TERM OBLIGATIONS: The four ratings of Moody's for short-term obligations are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality . . . but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk but having protection
 . . . and not distinctly or predominantly speculative."


     Beginning on February 5, 1985, Moody's started new rating categories for variable rate demand obligations ("VRDO's"). VRDO's receive two ratings. The first rating, depending on the maturity of the VRDO, is assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as "VMIG," represents an evaluation of the degree of risk associated with the demand feature. The new VRDO's demand feature ratings and symbols are:


        VMIG 1: best quality, strong protection by established cash flows, superior liquidity support, demonstrated broad-based access to the market for refinancing.



        VMIG 2: high quality, ample margins of protection.


        VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.


        VMIG 4: adequate quality, not predominantly speculative but there is specific risk.


DESCRIPTIONS OF MOODY'S COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The first two are described below:


     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.



     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.



DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") MUNICIPAL DEBT RATINGS


     A S&P's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources S&P considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:

        I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        II.  Nature of and provisions of the obligation;


        III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     BB Debt rated "BB" and "B" is regarded, on balance, as predominantly speculative with respect to and capacity to pay interest and repay principal in accordance with the terms of the obligation. While

     B such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



     PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.


     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The highest category is "A" which is further defined with the designation of 1, 2 and 3 to indicate the relative degree of safety. The first two categories are described below:


     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.

         A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".


     The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer and obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     Commencing on July 27, 1984, S&P instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings and symbols are:


     SP-1 Strong capacity to pay principal and interest. Issues that possess very strong characteristics are given a "+" designation.



     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



     SP-3    Speculative capacity to pay principal and interest.



     S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for long-term debt ratings.



     S&P assigns dual ratings to all debt issues that have a demand option or put feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses the demand feature alone. The long-term debt rating symbols are used for bonds to denote the long-term maturity and commercial paper rating symbols for the put option (for example,

AAA/A-1+). For short-term demand notes, S&P's note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/a-1+).


     Rating criteria described in the Prospectus are applied on the basis of the highest rating applicable to the Municipal Security. This applies to split rated securities (i.e., different ratings by Moody's and S&P) and dual rated securities as described above.

     Subsequent to its purchase by the Fund, an issue of Municipal Bonds or a Temporary Investment may cease to be rated or its rating may be reduced, causing more than 20% of the Fund's assets invested in Municipal Bonds to be invested in low or non-rated bonds. This would not require the elimination of such obligation from the Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P or Moody's for Municipal Bonds or Temporary Investment may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Bonds or Temporary Investments in accordance with the investment policies contained herein.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.


     (a) Financial Statements


       Included in the Prospectus:


            Financial Highlights





       Included in the Statement of Additional Information:


            Report of Independent Auditors


            Financial Statements


            Notes to Financial Statements


     (b) Exhibits


           1.1           -- Agreement and Declaration of Trust dated January 29,
                            1987.
           1.2           -- Certificate of Designation of Common Sense Money Market
                            Fund dated September 30, 1987.
           1.3           -- Certificate of Designation Common Sense Municipal Bond
                            Fund dated April 4, 1988.
           1.4           -- Certificate of Resolution dated January 8, 1992.
           1.5           -- Certificate of Amendment dated January 20, 1994.
           1.6           -- Certificate of Designation of Common Sense II Aggressive
                            Opportunity Fund dated January 27, 1994.
           1.7           -- Certificate of Designation of Common Sense II Government
                            Fund dated January 27, 1994.
           1.8           -- Certificate of Designation of Common Sense II Growth Fund
                            dated January 27, 1994.
           1.9           -- Certificate of Designation of Common Sense II Growth and
                            Income Fund dated January 27, 1994.
           1.10          -- Certificate of Amendment of the Agreement and Declaration
                            of Trust dated May 10, 1996.
           1.11          -- Amended and Restated Certificate of Designation of Common
                            Sense II Emerging Growth Fund dated May 10, 1996.
           1.12          -- Amended and Restated Certificate of Designation of Common
                            Sense II International Equity Fund dated May 10, 1996.
           1.13          -- Amended and Restated Certificate of Designation of Common
                            Sense Money Market Fund dated May 10, 1996.
           1.14          -- Amended and Restated Certificate of Designation of Common
                            Sense Municipal Bond Fund dated May 10, 1996.
           1.15          -- Certificate of Amendment Amending the Amended and
                            Restated Certificate of Designation of Common Sense
                            Emerging Growth Fund dated July 2, 1996.
           1.16          -- Certificate of Amendment Amending the Amended and
                            Restated Certificate of Designation of Common Sense
                            International Equity Fund dated July 2, 1996.
           2             -- Bylaws.
           3             -- Inapplicable.
           4.1           -- Specimen copy of Share of Beneficial Interest in Common
                            Sense Trust for Class A shares. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post-Effective
                            Amendment No. 17, filed on March 21, 1996.)

           4.2           -- Specimen copy of Share of Beneficial Interest in Common
                            Sense Trust for Class B shares. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post- Effective
                            Amendment No. 17, filed on March 21, 1996.)
           4.3           -- Specimen copy of Share of Beneficial Interest in Common
                            Sense Trust for Class 1 shares. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post-Effective
                            Amendment No. 17, filed on March 21, 1996.)
           5.1           -- Investment Advisory Agreement for Common Sense Emerging
                            Growth Fund. (Incorporated herein by reference to Form
                            N-1A of Registrant's Post-Effective Amendment No. 15,
                            filed on August 11, 1995.)
           5.2           -- Investment Advisory Agreement for Common Sense
                            International Equity Fund. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post-Effective
                            Amendment No. 15, filed on August 11, 1995.)
           5.3           -- Investment Sub-Advisory Agreement for Common Sense
                            International Equity Fund. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post-Effective
                            Amendment No. 15, filed on August 11, 1995.)
           5.4           -- Investment Advisory Agreement for Common Sense Growth
                            Fund.
           5.5           -- Investment Advisory Agreement for Common Sense Growth and
                            Income Fund.
           5.6           -- Investment Advisory Agreement for Common Sense Government
                            Fund.
           5.7           -- Investment Advisory Agreement for Common Sense Municipal
                            Bond Fund.
           5.8           -- Investment Advisory Agreement for Common Sense Money
                            Market Fund.
           6.1           -- Underwriting Agreement for Common Sense Trust.
           6.2           -- Form of Selling Agreement with PFS Investments, Inc.
                            (Incorporated herein by reference to Form N-1A of
                            Registrant's Post-Effective Amendment No. 17, filed on
                            March 21, 1996.)
           7             -- Inapplicable.
           8.1           -- Custodian Agreement. (Incorporated by reference to
                            Exhibit 8.1 filed with Pre-Effective Amendment No. 2,
                            filed March 31, 1987.)
           8.2           -- Amendment to Custodian Agreement dated March 14, 1990.
                            (Incorporated by reference to Exhibit 8.1b filed with
                            Post-Effective Amendment No. 6, filed January 23, 1991.)
           8.3           -- Letter of notification to State Street Bank, as
                            custodian, to the addition of the following funds: Common
                            Sense II Growth Fund, Common Sense II Growth and Income
                            Fund, and Common Sense II Government Fund. (Incorporated
                            herein by reference to Exhibit 8.3 filed with
                            Post-Effective Amendment No. 12, filed October 28, 1994.)
           8.4           -- Transfer Agency Agreement. (Incorporated by reference to
                            Exhibit 8.2 filed with Pre-Effective Amendment No. 2,
                            filed March 31, 1987.)
           8.5           -- Addendum to Transfer Agency Agreement for Common Sense
                            Money Market Fund dated December 15, 1987. (Incorporated
                            herein by reference to Exhibit 8.5 filed with
                            Post-Effective Amendment No. 12, filed October 28, 1994.)
           8.6           -- Addendum to Transfer Agency Agreement for Common Sense
                            Municipal Bond Fund dated July 13, 1988. (Incorporated
                            herein by reference to Exhibit 8.6 filed with
                            Post-Effective Amendment No. 12, filed October 28, 1994.)
           8.7           -- Addendum to Transfer Agency Agreement for Common Sense II
                            Growth Fund dated May 2, 1994. (Incorporated herein by
                            reference to Exhibit 8.8 filed with Post-Effective
                            Amendment No. 12, filed October 28, 1994.)

           8.8           -- Addendum to Transfer Agency Agreement for Common Sense II
                            Growth & Income Fund dated May 2, 1994. (Incorporated
                            herein by reference to Exhibit 8.9 filed with
                            Post-Effective Amendment No. 12, filed October 28, 1994.)
           8.9           -- Addendum to Transfer Agency Agreement for Common Sense II
                            Government Fund dated May 2, 1994. (Incorporated herein
                            by reference to Exhibit 8.10 filed with Post-Effective
                            Amendment No. 12, filed October 28, 1994.)
           8.10          -- Addendum to Transfer Agency and Service Agreement for
                            Common Sense II Emerging Growth Fund (Incorporated herein
                            by reference to Exhibit 8.11 filed with Post-Effective
                            Amendment No. 15, filed August 11, 1995).
           8.11          -- Addendum to Transfer Agency and Service Agreement for
                            Common Sense II International Equity Fund (Incorporated
                            herein by reference to Exhibit 8.12 filed with
                            Post-Effective Amendment No. 15, filed August 11, 1995).
           8.12          -- Letter of notification to State Street Bank, as
                            custodian, to the addition of the following funds: Common
                            Sense II Emerging Growth Fund and Common Sense II
                            International Equity Fund (Incorporated herein by
                            reference to Exhibit 8.13 filed with Post-Effective
                            Amendment No. 15, filed August 11, 1995).
           9             -- Inapplicable.
          10             -- Inapplicable.
          11             -- Consent of Independent Auditors.
          12             -- Inapplicable.
          13.1           -- Investment Letter for Common Sense Funds. (Incorporated
                            by reference to Exhibit 13 filed with Pre-Effective
                            Amendment No. 2, filed March 31, 1987.)
          13.2           -- Investment Letter for Common Sense II Funds dated May 2,
                            1994. (Incorporated herein by reference to Exhibit 13.2
                            filed with Post-Effective Amendment No. 12, filed October
                            28, 1994.)
          13.3           -- Investment Letter for Common Sense II Emerging Growth
                            Fund and Common Sense II International Equity Fund
                            (Incorporated herein by reference to Exhibit 13.3 filed
                            with Post-Effective Amendment No. 15, filed August 11,
                            1995).
          14.1           -- Individual Retirement Account Application. (Incorporated
                            by reference to Exhibit 14.1 with Post-Effective
                            Amendment No. 9, filed November 10, 1993.)
          14.2           -- 403(b)(7) Custodial Account Application. (Incorporated by
                            reference to Exhibit 14.2 with Post-Effective Amendment
                            No. 9, filed November 10, 1993.)
          14.3           -- Simplified Employee Pension Account Application.
                            (Incorporated by reference to Exhibit 14.3 filed with
                            Post-Effective Amendment No. 9, filed November 10, 1993.)
          15.1           -- Class A Distribution Plan. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post-Effective
                            Amendment No. 17, filed March 21, 1996.)
          15.2           -- Class B Distribution Plan. (Incorporated herein by
                            reference to Form N-1A of Registrant's Post-Effective
                            Amendment No. 17, filed March 21, 1996.)
          15.3           -- Form of Servicing Agreement for Class A shares of Common
                            Sense Trust. (Incorporated herein by reference to Form
                            N-1A of Registrant's Post-Effective Amendment No. 17
                            filed on March 21, 1996.)
          15.4           -- Form of Servicing Agreement for Class B shares of Common
                            Sense Trust. (Incorporated herein by reference to Form
                            N-1A of Registrant's Post-Effective Amendment No. 17
                            filed on March 21, 1996.)
          16             -- Computation Measure for Performance Information.
          18             -- Rule 18f-3 Plan.

          19.1           -- Power-of-Attorney for Mr. Lane. (Incorporated by
                            reference to Exhibit 17 filed with Post-Effective
                            Amendment No. 7, filed January 23, 1992.)
          19.2           -- Power-of-Attorney for Mr. Merten. (Incorporated by
                            reference to Exhibit 17.1 filed with Post-Effective
                            Amendment No. 6, filed January 23, 1991.)
          19.3           -- Powers-of-Attorney for Messrs. Cocanougher, Gross,
                            Pettit, Paulsen and Shepard. (Incorporated by reference
                            to Exhibit 17 filed with Post-Effective Amendment No. 5,
                            filed June 1, 1990.)
          19.4           -- Powers-of-Attorney for Messrs. Carlton and Muller.
                            (Incorporated by reference to Exhibit 18.4 filed with
                            Post-Effective Amendment No. 10, filed January 6, 1994.)
          27             -- Financial Data Schedules.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     None

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                             AS OF FEBRUARY 3, 1997



                     (1)                                    (2)
                Title of Class                   Number of Record Holders
----------------------------------------------  ---------------------------
                                                Class A  Class B    Class 1
Shares of Beneficial Interest, $0.01 par value  -------  -------    -------
Common Sense Emerging Growth Fund                24,819   19,515        270
Common Sense International Equity Fund            4,029    3,193         94
Common Sense Growth Fund                         26,785   27,969    518,907
Common Sense Growth and Income Fund               8,607   10,928    115,972
Common Sense Government Fund                      2,204    1,929     25,200
Common Sense Municipal Bond Fund                    434       99     10,902
Common Sense Money Market Fund                      956       59     22,475



ITEM 27. INDEMNIFICATION.


     Item 27 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment No. 11, filed on March 2, 1994.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     See "The Trust and Its Management" in the Prospectus and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.


ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) None.


     (b) The following information is furnished with respect to each officer and director of PFS Distributors, Inc.:



         NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES
          BUSINESS ADDRESS                    PRINCIPAL UNDERWRITER             WITH REGISTRANT
         ------------------                 --------------------------       ---------------------
DIRECTORS:
  Gregory C. Pitts(1)                  Senior Vice President                    Vice President
  D. Richard Williams(1)               --                                       Vice President

         NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES
          BUSINESS ADDRESS                    PRINCIPAL UNDERWRITER             WITH REGISTRANT
         ------------------                 --------------------------       ---------------------
OFFICERS:
  David H. Siegel                      Chief Executive Officer and
                                         President
  Anthony L. Fedele                    Executive Vice President
  Cynthia K. Bastin                    Senior Vice President
  Daniel D. McConnell(1)               Senior Vice President & Chief
                                         Compliance Officer
  William A. Kelly                     Senior Vice President
  Cynthia K. Mitchell                  Vice President
  Ellen W. Montgomery                  Vice President
  Michael R. Snider                    Vice President
  Josie V. VanderZanden(1)             Chief Financial Officer and
                                         Treasurer
  Gerald L. Baxter(1)                  Secretary                                Vice President
  Richard W. Atcheson(1)               Assistant Secretary
  Allen F. Coleman                     Assistant Secretary


---------------

(1) 3120 Breckinridge Boulevard, Duluth, Georgia 30199-0001.

     (c) Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     Inapplicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.


     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA; (ii) by the Adviser, will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at PFS Distributors, Inc., 3120 Breckinridge Blvd., Bldg. 1200, Duluth, Georgia 30199-0001.


ITEM 31. MANAGEMENT SERVICES.


     There are no management related services contracts not discussed in Part A or Part B.


ITEM 32. UNDERTAKINGS.

     Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

'
                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Common Sense Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oakbrook Terrace, and State of Illinois, on the 24th day of February, 1997.


                                      COMMON SENSE TRUST

                                               /s/  DON G. POWELL
                                      ------------------------------------------
                                              (Don G. Powell, President)


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to this Registration Statement has been signed on February 24, 1997 by the following persons in the capacities indicated:



   Principal Executive Officer:
                    /s/  DON G. POWELL                    President and Trustee
   -----------------------------------------------------
                      (Don G. Powell)

   Principal Financial Officer:

                  /s/ EDWARD C. WOOD III                  Vice President and Chief Financial Officer
   -----------------------------------------------------
                   (Edward C. Wood III)

   Trustees:

                    *DONALD M. CARLTON                    Trustee
   -----------------------------------------------------
                    (Donald M. Carlton)

                  *A. BENTON COCANOUGHER                  Trustee
   -----------------------------------------------------
                  (A. Benton Cocanougher)

                     *STEPHEN R. GROSS                    Trustee
   -----------------------------------------------------
                    (Stephen R. Gross)

                     *JEFFREY B. LANE                     Trustee
   -----------------------------------------------------
                     (Jeffrey B. Lane)

                      *ALAN G. MERTEN                     Trustee
   -----------------------------------------------------
                     (Alan G. Merten)

                      *STEVEN MULLER                      Trustee
   -----------------------------------------------------
                      (Steven Muller)

                    *F. ROBERT PAULSEN                    Trustee
   -----------------------------------------------------
                    (F. Robert Paulsen)

                   *R. RICHARDSON PETTIT                  Trustee
   -----------------------------------------------------
                  (R. Richardson Pettit)

                   *ALAN B. SHEPARD, JR.                  Trustee
   -----------------------------------------------------
                  (Alan B. Shepard, Jr.)


---------------


* Signed by the undersigned pursuant to a Power-of-Attorney previously filed.


                                               /s/  DON G. POWELL
                                      ------------------------------------------
                                                    Don G. Powell
                                                   Attorney-in-Fact

                               COMMON SENSE TRUST


       INDEX TO EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 18 TO FORM N-1A


  AS SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1997



  EXHIBIT
    NO.                         DESCRIPTION OF EXHIBIT
  -------                       ----------------------
    1.1      -- Agreement and Declaration of Trust dated January 29,
                1987.
    1.2      -- Certificate of Designation of Common Sense Money Market
                Fund dated September 30, 1987.
    1.3      -- Certificate of Designation Common Sense Municipal Bond
                Fund dated April 4, 1988.
    1.4      -- Certificate of Resolution dated January 8, 1992.
    1.5      -- Certificate of Amendment dated January 20, 1994.
    1.6      -- Certificate of Designation of Common Sense II Aggressive
                Opportunity Fund dated January 27, 1994.
    1.7      -- Certificate of Designation of Common Sense II Government
                Fund dated January 27, 1994.
    1.8      -- Certificate of Designation of Common Sense II Growth Fund
                dated January 27, 1994.
    1.9      -- Certificate of Designation of Common Sense II Growth and
                Income Fund dated January 27, 1994.
    1.10     -- Certificate of Amendment of the Agreement and Declaration
                of Trust dated May 10, 1996.
    1.11     -- Amended and Restated Certificate of Designation of Common
                Sense II Emerging Growth Fund dated May 10, 1996.
    1.12     -- Amended and Restated Certificate of Designation of Common
                Sense II International Equity Fund dated May 10, 1996.
    1.13     -- Amended and Restated Certificate of Designation of Common
                Sense Money Market Fund dated May 10, 1996.
    1.14     -- Amended and Restated Certificate of Designation of Common
                Sense Municipal Bond Fund dated May 10, 1996.
    1.15     -- Certificate of Amendment Amending the Amended and
                Restated Certificate of Designation of Common Sense
                Emerging Growth Fund dated July 2, 1996.
    1.16     -- Certificate of Amendment Amending the Amended and
                Restated Certificate of Designation of Common Sense
                International Equity Fund dated July 2, 1996.
    2        -- Bylaws.
    5.4      -- Investment Advisory Agreement for Common Sense Growth
                Fund.
    5.5      -- Investment Advisory Agreement for Common Sense Growth and
                Income Fund.
    5.6      -- Investment Advisory Agreement for Common Sense Government
                Fund.
    5.7      -- Investment Advisory Agreement for Common Sense Municipal
                Bond Fund.
    5.8      -- Investment Advisory Agreement for Common Sense Money
                Market Fund.
    6.1      -- Underwriting Agreement for Common Sense Trust.
   11        -- Consent of Independent Auditors.
   16        -- Computation Measure for Performance Information.
   18        -- Rule 18f-3 Plan.
   27        -- Financial Data Schedules.